UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03407

Fidelity Boylston Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Strategic Advisers® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers® Multi-Manager Income Fund	3.79%	4.33%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager Income Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2005 Fund	6.18%	7.02%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2005 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2010 Fund	8.00%	9.11%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2010 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2015 Fund	8.68%	9.73%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2015 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2020 Fund	9.50%	10.71%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2020 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2025 Fund	11.77%	13.18%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2025 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2030 Fund	12.76%	14.14%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2030 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2035 Fund	14.45%	15.99%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2035 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2040 Fund	14.75%	16.32%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2040 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2045 Fund	15.00%	16.69%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2045 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2050 Fund	15.13%	16.88%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2050 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fund A
Strategic Advisers Multi-Manager 2055 Fund	15.67%	17.48%

A From December 20, 2012.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2055 Fund, a class of the fund, on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame fears of higher rates and a volatile January to post their strongest gains in four years. The S&P 500® Index returned 21.86% for the 12 months ending March 31, 2014, amid the lowest volatility since before the 2007-2008 financial crisis. The index ended the period near all-time highs, buoyed by U.S. Federal Reserve policies that balanced stimulus reductions with low interest rates. Stock valuations remained only slightly above long-term averages, supported by corporate profits that more than doubled in the past five years. Most defensive groups lagged in a risk-taking environment; although that changed in the first quarter of 2014 when historically defensive utility stocks led a tepid market advance amid rising tension in Ukraine, fear of a slowing economy in China and a late-January decline for momentum stocks. Health care stocks within the S&P 500® led all sectors over the 12-month period for the first time since the corresponding 2009 year, as new insurance programs and a favorable drug-approval environment raised earnings-growth expectations. Aerospace and defense achieved one of its strongest returns in more than two decades. Reflecting economic optimism, the growth-oriented Nasdaq Composite Index® rose 30.18% and the small-cap Russell 2000® Index rose 24.90%, the latter posting a record 7th-straight quarterly gain.

While stocks rose, bonds with a high sensitivity to interest rate changes performed poorly for much of the period as the Fed made plans to cut back on its asset purchases aimed at stimulating the economy. The Barclays® U.S. Aggregate Bond Index, representing investment-grade debt, returned -0.10%, compared with its long-term average annual return of 8.13%. High-yield investments led all fixed-income sectors as they continued to rally alongside equities; The BofA Merrill LynchSM U.S. High Yield Constrained Index returned 7.52%, as investors accepted more risk in exchange for typically higher yields.

Comments from Andrew Dierdorf and Christopher Sharpe, Co-Portfolio Managers of Strategic Advisers® Multi-Manager Target Date Funds: Each of the Funds' Retail Class shares posted a positive absolute return for the 12 months ending March 31, 2014. The longer-dated Funds, which have greater exposure to the underlying equity funds, delivered the highest absolute returns. On a relative basis, each Fund lagged its respective Composite index. U.S. equities delivered the biggest boost to absolute performance during the period. In aggregate, however, the Funds' underlying investments in the U.S. equity asset class lagged the Dow Jones U.S. Total Stock Market IndexSM; an allocation to Fidelity® Series Commodity Strategy Fund detracted. Similarly, the Funds' stake in Strategic Advisers® Emerging Markets Fund of Funds detracted from comparisons in non-U.S. equities. The Funds' underlying fixed-income investments, in aggregate, outperformed the flat return of the Barclays® U.S. Aggregate Bond Index, which serves as the fixed-income benchmark within the Funds' Composite indexes. Here, a detraction from the Funds' allocation to Fidelity® Series Inflation-Protected Bond Fund, which underperformed the Barclays index, was more than offset by contributions from Fidelity Series Real Estate Income Fund, Strategic Advisers Income Opportunities Fund of Funds and Fidelity Series Floating Rate High Income Fund. Note: All of the Funds' underlying holdings are Class F shares.

Note to shareholders: On January 21, 2014 Brett Sumsion became a Co-Manager of Strategic Advisers Multi-Manager Target Date Funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014) for Multi-Manager, and for the period (December 4, 2013 to March 31, 2014) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value March 31, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$ 1,000.00	$ 1,032.90	$ .25 C
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25 D
Class L	.06%
Actual		$ 1,000.00	$ 1,020.00	$ .20 C
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30 D
Class N	.32%
Actual		$ 1,000.00	$ 1,019.40	$ 1.04 C
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.61 D
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.05%
Actual		$ 1,000.00	$ 1,045.20	$ .25 C
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25 D
Class L	.07%
Actual		$ 1,000.00	$ 1,026.40	$ .23 C
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35 D
Class N	.33%
Actual		$ 1,000.00	$ 1,025.20	$ 1.08 C
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.66 D
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value March 31, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.06%
Actual		$ 1,000.00	$ 1,054.40	$ .31 C
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30 D
Class L	.07%
Actual		$ 1,000.00	$ 1,029.70	$ .23 C
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35 D
Class N	.32%
Actual		$ 1,000.00	$ 1,029.50	$ 1.05 C
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.61 D
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.10%
Actual		$ 1,000.00	$ 1,059.90	$ .51 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,033.40	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,032.20	$ 1.15 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.09%
Actual		$ 1,000.00	$ 1,064.80	$ .46 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Class L	.09%
Actual		$ 1,000.00	$ 1,035.50	$ .30 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Class N	.35%
Actual		$ 1,000.00	$ 1,035.30	$ 1.15 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$ 1,000.00	$ 1,074.40	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,039.60	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,039.40	$ 1.15 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$ 1,000.00	$ 1,079.70	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,043.20	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,043.00	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value March 31, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$ 1,000.00	$ 1,084.70	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.00	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.80	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$ 1,000.00	$ 1,086.60	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.00	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.90	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$ 1,000.00	$ 1,086.50	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.10	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.10	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$ 1,000.00	$ 1,087.70	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.40	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.30	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$ 1,000.00	$ 1,088.50	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.40	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.40	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Annual Report

Shareholder Expense Example - continued

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Multi-Manager, and multiplied by 118/365 (to reflect the period December 4, 2013 to March 31, 2014) for Class L and Class N. The fees and expenses of the underlying funds in which each Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which each Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	2.0
Strategic Advisers Core Multi-Manager Fund Class F	4.9	3.9
Strategic Advisers Growth Multi-Manager Fund Class F	4.0	3.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.4	2.1
Strategic Advisers Value Multi-Manager Fund Class F	4.9	3.8
	17.3	15.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	1.6	1.3
Strategic Advisers International Multi-Manager Fund Class F	5.6	4.3
	7.2	5.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	11.2
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	35.7	21.6
Strategic Advisers Income Opportunities Fund of Funds Class F	5.0	4.8
	45.9	39.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	16.3	21.8
Fidelity Short-Term Bond Fund Class F	13.3	17.9
	29.6	39.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.3%
International EquityFunds	7.2%
Bond Funds	45.9%
Short-Term Funds	29.6%

Six months ago
Domestic Equity Funds**	15.1%
International EquityFunds	5.6%
Bond Funds	39.6%
Short-Term Funds	39.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,137	$ 9,668
Strategic Advisers Core Multi-Manager Fund Class F (c)	3,152	43,839
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,511	36,138
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,630	21,929
Strategic Advisers Value Multi-Manager Fund Class F (c)	3,040	44,663
TOTAL DOMESTIC EQUITY FUNDS (Cost $148,769)		156,237
International Equity Funds - 7.2%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,449	14,576
Strategic Advisers International Multi-Manager Fund Class F (c)	4,011	50,940
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,400)		65,516
Bond Funds - 45.9%

Fidelity Series Emerging Markets Debt Fund Class F (c)	561	5,720
Fidelity Series Floating Rate High Income Fund Class F (c)	992	10,380
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,724	26,861

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	349	$ 3,942
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	32,988	323,286
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,176	45,313
TOTAL BOND FUNDS (Cost $415,750)		415,502
Short-Term Funds - 29.6%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	147,513	147,513
Fidelity Short-Term Bond Fund Class F (c)	14,078	120,930
TOTAL SHORT-TERM FUNDS (Cost $268,446)		268,443
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $896,365)		905,698
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48)
NET ASSETS - 100%		$ 905,650
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 22,105	$ 152,672	$ 27,265	$ 45	$ 147,513
Fidelity Series Commodity Strategy Fund Class F	1,998	10,534	3,226	-	9,668
Fidelity Series Emerging Markets Debt Fund Class F	537	5,465	353	90	5,720
Fidelity Series Floating Rate High Income Fund Class F	1,173	9,877	624	140	10,380
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,969	47,174	29,995	26	26,861
Fidelity Series Real Estate Income Fund Class F	379	3,753	244	63	3,942
Fidelity Short-Term Bond Fund Class F	18,128	125,300	22,452	413	120,930
Strategic Advisers Core Income Multi-Manager Fund Class F	21,684	320,411	19,154	2,173	323,286
Strategic Advisers Core Multi-Manager Fund Class F	4,006	41,592	3,473	87	43,839
Strategic Advisers Emerging Markets Fund of Funds Class F	1,310	13,727	794	63	14,576
Strategic Advisers Growth Multi-Manager Fund Class F	3,325	34,486	3,048	60	36,138
Strategic Advisers Income Opportunities Fund of Funds Class F	4,807	42,481	2,587	820	45,313
Strategic Advisers International Multi-Manager Fund Class F	4,260	48,190	3,103	223	50,940
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2,033	21,448	1,804	1	21,929
Strategic Advisers Value Multi-Manager Fund Class F	4,016	41,661	3,567	105	44,663
Total	$ 101,730	$ 918,771	$ 121,689	$ 4,309	$ 905,698
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $896,365) - See accompanying schedule		$ 905,698
Receivable for fund shares sold		8,609
Total assets		914,307

Liabilities
Payable for investments purchased	$ 8,606
Distribution and service plan fees payable	21
Transfer agent fees payable	30
Total liabilities		8,657

Net Assets		$ 905,650
Net Assets consist of:
Paid in capital		$ 893,751
Undistributed net investment income		1,214
Accumulated undistributed net realized gain (loss) on investments		1,352
Net unrealized appreciation (depreciation) on investments		9,333
Net Assets		$ 905,650

Multi-Manager Income: Net Asset Value, offering price and redemption price per share ($701,637 ÷ 68,154 shares)		$ 10.29

Class L: Net Asset Value, offering price and redemption price per share ($102,048 ÷ 9,913 shares)		$ 10.29

Class N: Net Asset Value, offering price and redemption price per share ($101,965 ÷ 9,908 shares)		$ 10.29

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 4,309

Expenses
Transfer agent fees	$ 162
Distribution and service plan fees	82
Independent trustees' compensation	1
Total expenses		245
Net investment income (loss)		4,064
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,699)
Capital gain distributions from underlying funds	5,096
Total net realized gain (loss)		3,397
Change in net unrealized appreciation (depreciation) on underlying funds		8,586
Net gain (loss)		11,983
Net increase (decrease) in net assets resulting from operations		$ 16,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,064	$ 427
Net realized gain (loss)	3,397	543
Change in net unrealized appreciation (depreciation)	8,586	747
Net increase (decrease) in net assets resulting from operations	16,047	1,717
Distributions to shareholders from net investment income	(2,967)	(310)
Distributions to shareholders from net realized gain	(2,588)	-
Total distributions	(5,555)	(310)
Share transactions - net increase (decrease)	793,441	100,310
Total increase (decrease) in net assets	803,933	101,717

Net Assets
Beginning of period	101,717	-
End of period (including undistributed net investment income of $1,214 and undistributed net investment income of $117, respectively)	$ 905,650	$ 101,717

Financial Highlights - Multi-Manager Income

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.04
Net realized and unrealized gain (loss)	.24	.13
Total from investment operations	.38	.17
Distributions from net investment income	(.12)	(.03)
Distributions from net realized gain	(.11)	-
Total distributions	(.23)	(.03)
Net asset value, end of period	$ 10.29	$ 10.14
Total Return B, C	3.79%	1.71%
Ratios to Average Net Assets E, G
Expenses before reductions	.06%	.15% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.43%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 702	$ 102
Portfolio turnover rate E	40%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.15
Total from investment operations	.20
Distributions from net investment income	(.04)
Distributions from net realized gain	(.06)
Total distributions	(.10)
Net asset value, end of period	$ 10.29
Total Return B	2.00%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate D	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.04
Net realized and unrealized gain (loss)	.16
Total from investment operations	.20
Distributions from net investment income	(.04)
Distributions from net realized gain	(.06)
Total distributions	(.10)
Net asset value, end of period	$ 10.29
Total Return B	1.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.32% A
Expenses net of fee waivers, if any	.32% A
Expenses net of all reductions	.32% A
Net investment income (loss)	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate D	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	3.6
Strategic Advisers Core Multi-Manager Fund Class F	8.3	6.3
Strategic Advisers Growth Multi-Manager Fund Class F	6.8	5.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.2	3.4
Strategic Advisers Value Multi-Manager Fund Class F	8.5	6.3
	28.7	25.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.7	2.2
Strategic Advisers International Multi-Manager Fund Class F	9.5	7.3
	12.2	9.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.2	8.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	29.9	17.9
Strategic Advisers Income Opportunities Fund of Funds Class F	5.4	4.6
	39.8	33.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.6	17.5
Fidelity Short-Term Bond Fund Class F	8.7	14.4
	19.3	31.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.7%
International EquityFunds	12.2%
Bond Funds	39.8%
Short-Term Funds	19.3%

Six months ago
Domestic Equity Funds**	25.0%
International EquityFunds	9.5%
Bond Funds	33.6%
Short-Term Funds	31.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	339	$ 2,884
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,912	26,591
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,521	21,891
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	996	13,394
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,847	27,130
TOTAL DOMESTIC EQUITY FUNDS (Cost $86,701)		91,890
International Equity Funds - 12.2%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	848	8,528
Strategic Advisers International Multi-Manager Fund Class F (c)	2,394	30,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,644)		38,934
Bond Funds - 39.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	205	2,089
Fidelity Series Floating Rate High Income Fund Class F (c)	346	3,617
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	719	7,088

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	130	$ 1,468
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,756	95,610
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,594	17,292
TOTAL BOND FUNDS (Cost $127,758)		127,164
Short-Term Funds - 19.3%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	33,944	33,944
Fidelity Short-Term Bond Fund Class F (c)	3,242	27,846
TOTAL SHORT-TERM FUNDS (Cost $61,788)		61,790
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $313,891)		319,778
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32)
NET ASSETS - 100%		$ 319,746
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 16,995	$ 38,532	$ 21,583	$ 22	$ 33,944
Fidelity Series Commodity Strategy Fund Class F	3,876	7,508	8,403	-	2,884
Fidelity Series Emerging Markets Debt Fund Class F	676	1,430	3	61	2,089
Fidelity Series Floating Rate High Income Fund Class F	1,173	2,523	18	86	3,617
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,604	19,634	20,829	11	7,088
Fidelity Series Real Estate Income Fund Class F	495	993	22	51	1,468
Fidelity Short-Term Bond Fund Class F	13,932	31,685	17,738	184	27,846
Strategic Advisers Core Income Multi-Manager Fund Class F	18,332	77,837	624	1,045	95,610
Strategic Advisers Core Multi-Manager Fund Class F	6,928	20,071	1,475	130	26,591
Strategic Advisers Emerging Markets Fund of Funds Class F	2,277	6,415	9	90	8,528
Strategic Advisers Growth Multi-Manager Fund Class F	5,753	16,094	1,130	88	21,891
Strategic Advisers Income Opportunities Fund of Funds Class F	4,755	12,390	137	506	17,292
Strategic Advisers International Multi-Manager Fund Class F	7,449	22,378	628	313	30,406
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3,501	10,784	590	-	13,394
Strategic Advisers Value Multi-Manager Fund Class F	6,933	20,019	1,415	158	27,130
Total	$ 102,679	$ 288,293	$ 74,604	$ 2,745	$ 319,778
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $313,891) - See accompanying schedule		$ 319,778

Liabilities
Transfer agent fee payable	$ 12
Distribution and service plan fees payable	20
Total liabilities		32

Net Assets		$ 319,746
Net Assets consist of:
Paid in capital		$ 310,650
Undistributed net investment income		833
Accumulated undistributed net realized gain (loss) on investments		2,376
Net unrealized appreciation (depreciation) on investments		5,887
Net Assets		$ 319,746

Multi-Manager 2005: Net Asset Value, offering price and redemption price per share ($114,528 ÷ 10,756 shares)		$ 10.65

Class L: Net Asset Value, offering price and redemption price per share ($102,651 ÷ 9,647 shares)		$ 10.64

Class N: Net Asset Value, offering price and redemption price per share ($102,567 ÷ 9,645 shares)		$ 10.63

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 2,745

Expenses
Transfer agent fees	$ 109
Distribution and service plan fees	82
Total expenses		191
Net investment income (loss)		2,554
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(831)
Capital gain distributions from underlying funds	5,776
Total net realized gain (loss)		4,945
Change in net unrealized appreciation (depreciation) on underlying funds		4,240
Net gain (loss)		9,185
Net increase (decrease) in net assets resulting from operations		$ 11,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,554	$ 460
Net realized gain (loss)	4,945	560
Change in net unrealized appreciation (depreciation)	4,240	1,647
Net increase (decrease) in net assets resulting from operations	11,739	2,667
Distributions to shareholders from net investment income	(2,131)	-
Distributions to shareholders from net realized gain	(3,179)	-
Total distributions	(5,310)	-
Share transactions - net increase (decrease)	210,650	100,000
Total increase (decrease) in net assets	217,079	102,667

Net Assets
Beginning of period	102,667	-
End of period (including undistributed net investment income of $833 and undistributed net investment income of $460, respectively)	$ 319,746	$ 102,667

Financial Highlights - Multi-Manager 2005

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.05
Net realized and unrealized gain (loss)	.49	.22
Total from investment operations	.63	.27
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(.15)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 10.65	$ 10.27
Total Return B, C	6.18%	2.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.06%	.15% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.32%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 103
Portfolio turnover rate E	44%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.22
Total from investment operations	.28
Distributions from net investment income	(.06)
Distributions from net realized gain	(.09)
Total distributions	(.15)
Net asset value, end of period	$ 10.64
Total Return B	2.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.21
Total from investment operations	.26
Distributions from net investment income	(.06)
Distributions from net realized gain	(.09)
Total distributions	(.14) G
Net asset value, end of period	$ 10.63
Total Return B	2.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.33% A
Expenses net of fee waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	5.1
Strategic Advisers Core Multi-Manager Fund Class F	10.2	9.0
Strategic Advisers Growth Multi-Manager Fund Class F	8.4	7.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.1	4.7
Strategic Advisers Value Multi-Manager Fund Class F	10.4	8.8
	35.0	35.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.2	2.9
Strategic Advisers International Multi-Manager Fund Class F	11.6	10.3
	14.8	13.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.9	9.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	26.4	21.4
Strategic Advisers Income Opportunities Fund of Funds Class F	5.6	4.6
	36.2	38.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.7	7.4
Fidelity Short-Term Bond Fund Class F	6.3	6.1
	14.0	13.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.0%
International Equity Funds	14.8%
Bond Funds	36.2%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds**	35.3%
International Equity Funds	13.2%
Bond Funds	38.0%
Short-Term Funds	13.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	475	$ 4,040
Strategic Advisers Core Multi-Manager Fund Class F (c)	3,543	49,290
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,817	40,538
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,844	24,805
Strategic Advisers Value Multi-Manager Fund Class F (c)	3,424	50,296
TOTAL DOMESTIC EQUITY FUNDS (Cost $158,277)		168,969
International Equity Funds - 14.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,539	15,481
Strategic Advisers International Multi-Manager Fund Class F (c)	4,412	56,034
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $68,763)		71,515
Bond Funds - 36.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	314	3,200
Fidelity Series Floating Rate High Income Fund Class F (c)	515	5,385
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	904	8,917

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	214	$ 2,416
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	13,022	127,611
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,500	27,130
TOTAL BOND FUNDS (Cost $175,253)		174,659
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	37,268	37,268
Fidelity Short-Term Bond Fund Class F (c)	3,558	30,562
TOTAL SHORT-TERM FUNDS (Cost $67,821)		67,830
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $470,114)	482,973
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41)
NET ASSETS - 100%	$ 482,932
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,142	$ 31,183	$ 1,058	$ 17	$ 37,268
Fidelity Series Commodity Strategy Fund Class F	5,338	15,988	16,972	-	4,040
Fidelity Series Emerging Markets Debt Fund Class F	676	2,535	3	85	3,200
Fidelity Series Floating Rate High Income Fund Class F	1,173	4,295	15	118	5,385
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,536	30,530	30,521	14	8,917
Fidelity Series Real Estate Income Fund Class F	538	1,866	2	75	2,416
Fidelity Short-Term Bond Fund Class F	5,855	25,618	917	149	30,562
Strategic Advisers Core Income Multi-Manager Fund Class F	22,352	106,266	881	1,442	127,611
Strategic Advisers Core Multi-Manager Fund Class F	9,550	39,342	1,978	217	49,290
Strategic Advisers Emerging Markets Fund of Funds Class F	3,114	12,761	322	143	15,481
Strategic Advisers Growth Multi-Manager Fund Class F	7,933	32,154	2,107	144	40,538
Strategic Advisers Income Opportunities Fund of Funds Class F	4,766	22,047	178	719	27,130
Strategic Advisers International Multi-Manager Fund Class F	10,161	43,719	287	549	56,034
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4,825	21,037	1,043	-	24,805
Strategic Advisers Value Multi-Manager Fund Class F	9,558	39,237	1,887	263	50,296
Total	$ 103,517	$ 428,578	$ 58,171	$ 3,935	$ 482,973
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $470,114) - See accompanying schedule		$ 482,973
Receivable for fund shares sold		230
Total assets		483,203

Liabilities
Payable for investments purchased	$ 230
Transfer agent fee payable	20
Distribution and service plan fees payable	21
Total liabilities		271

Net Assets		$ 482,932
Net Assets consist of:
Paid in capital		$ 465,354
Undistributed net investment income		1,144
Accumulated undistributed net realized gain (loss) on investments		3,575
Net unrealized appreciation (depreciation) on investments		12,859
Net Assets		$ 482,932
Multi-Manager 2010: Net Asset Value, offering price and redemption price per share ($277,024 ÷ 25,487 shares)		$ 10.87

Class L: Net Asset Value, offering price and redemption price per share ($102,996 ÷ 9,473 shares)		$ 10.87

Class N: Net Asset Value, offering price and redemption price per share ($102,912 ÷ 9,471 shares)		$ 10.87

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,935

Expenses
Transfer agent fees	$ 141
Distribution and service plan fees	82
Independent trustees' compensation	1
Total expenses		224
Net investment income (loss)		3,711
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,496)
Capital gain distributions from underlying funds	9,063
Total net realized gain (loss)		7,567
Change in net unrealized appreciation (depreciation) on underlying funds		10,546
Net gain (loss)		18,113
Net increase (decrease) in net assets resulting from operations		$ 21,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,711	$ 531
Net realized gain (loss)	7,567	661
Change in net unrealized appreciation (depreciation)	10,546	2,313
Net increase (decrease) in net assets resulting from operations	21,824	3,505
Distributions to shareholders from net investment income	(3,058)	-
Distributions to shareholders from net realized gain	(4,695)	-
Total distributions	(7,753)	-
Share transactions - net increase (decrease)	365,356	100,000
Total increase (decrease) in net assets	379,427	103,505

Net Assets
Beginning of period	103,505	-
End of period (including undistributed net investment income of $1,144 and undistributed net investment income of $531, respectively)	$ 482,932	$ 103,505

Financial Highlights - Multi-Manager 2010

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.05
Net realized and unrealized gain (loss)	.67	.30
Total from investment operations	.82	.35
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 10.87	$ 10.35
Total Return B, C	8.00%	3.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.06%	.17% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.45%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277	$ 104
Portfolio turnover rate E	24%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.07
Net realized and unrealized gain (loss)	.25
Total from investment operations	.32
Distributions from net investment income	(.07)
Distributions from net realized gain	(.11)
Total distributions	(.18)
Net asset value, end of period	$ 10.87
Total Return B	2.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.25
Total from investment operations	.31
Distributions from net investment income	(.07)
Distributions from net realized gain	(.11)
Total distributions	(.17) G
Net asset value, end of period	$ 10.87
Total Return B	2.95%
Ratios to Average Net Assets D, F
Expenses before reductions	.32% A
Expenses net of fee waivers, if any	.32% A
Expenses net of all reductions	.32% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	5.3
Strategic Advisers Core Multi-Manager Fund Class F	11.7	9.4
Strategic Advisers Growth Multi-Manager Fund Class F	9.7	8.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.9	4.8
Strategic Advisers Value Multi-Manager Fund Class F	12.0	9.3
	40.3	36.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.6	3.2
Strategic Advisers International Multi-Manager Fund Class F	13.3	10.6
	16.9	13.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.4	9.9
Fidelity Series Real Estate Income Fund Class F	0.6	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	23.6	22.7
Strategic Advisers Income Opportunities Fund of Funds Class F	5.7	4.6
	33.1	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.3	5.4
Fidelity Short-Term Bond Fund Class F	4.4	4.5
	9.7	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.3%
International Equity Funds	16.9%
Bond Funds	33.1%
Short-Term Funds	9.7%

Six months ago
Domestic Equity Funds**	36.8%
International Equity Funds	13.8%
Bond Funds	39.5%
Short-Term Funds	9.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 40.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,052	$ 8,942
Strategic Advisers Core Multi-Manager Fund Class F (c)	7,275	101,196
Strategic Advisers Growth Multi-Manager Fund Class F (c)	5,781	83,187
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,751	50,455
Strategic Advisers Value Multi-Manager Fund Class F (c)	7,007	102,936
TOTAL DOMESTIC EQUITY FUNDS (Cost $327,954)		346,716
International Equity Funds - 16.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,114	31,325
Strategic Advisers International Multi-Manager Fund Class F (c)	9,024	114,605
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $141,533)		145,930
Bond Funds - 33.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	563	5,747
Fidelity Series Floating Rate High Income Fund Class F (c)	914	9,555
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,221	12,039

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	407	$ 4,590
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	20,742	203,267
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,544	49,301
TOTAL BOND FUNDS (Cost $282,218)		284,499
Short-Term Funds - 9.7%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	45,893	45,893
Fidelity Short-Term Bond Fund Class F (c)	4,377	37,596
TOTAL SHORT-TERM FUNDS (Cost $83,420)		83,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $835,125)	860,634
NET OTHER ASSETS (LIABILITIES) - 0.0%	(113)
NET ASSETS - 100%	$ 860,521
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 5,550	$ 45,595	$ 5,252	$ 19	$ 45,893
Fidelity Series Commodity Strategy Fund Class F	5,577	30,593	27,097	-	8,942
Fidelity Series Emerging Markets Debt Fund Class F	676	5,518	480	147	5,747
Fidelity Series Floating Rate High Income Fund Class F	1,173	9,252	784	196	9,555
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,416	53,580	50,582	20	12,039
Fidelity Series Real Estate Income Fund Class F	590	4,258	333	125	4,590
Fidelity Short-Term Bond Fund Class F	4,551	37,293	4,311	179	37,596
Strategic Advisers Core Income Multi-Manager Fund Class F	23,335	198,541	20,110	2,273	203,267
Strategic Advisers Core Multi-Manager Fund Class F	9,954	94,674	8,219	338	101,196
Strategic Advisers Emerging Markets Fund of Funds Class F	3,234	30,640	2,446	248	31,325
Strategic Advisers Growth Multi-Manager Fund Class F	8,273	77,279	6,961	242	83,187
Strategic Advisers Income Opportunities Fund of Funds Class F	4,755	46,965	3,518	1,240	49,301
Strategic Advisers International Multi-Manager Fund Class F	10,566	108,143	8,103	953	114,605
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,029	49,921	4,234	-	50,455
Strategic Advisers Value Multi-Manager Fund Class F	9,970	95,006	8,482	409	102,936
Total	$ 103,649	$ 887,258	$ 150,912	$ 6,389	$ 860,634
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $835,125) - See accompanying schedule		$ 860,634
Receivable for fund shares sold		623
Total assets		861,257

Liabilities
Payable for investments purchased	$ 625
Transfer agent fee payable	90
Distribution and service plan fees payable	21
Total liabilities		736

Net Assets		$ 860,521
Net Assets consist of:
Paid in capital		$ 826,221
Undistributed net investment income		1,986
Accumulated undistributed net realized gain (loss) on investments		6,805
Net unrealized appreciation (depreciation) on investments		25,509
Net Assets		$ 860,521
Multi-Manager 2015: Net Asset Value, offering price and redemption price per share ($653,913 ÷ 59,608 shares)		$ 10.97

Class L: Net Asset Value, offering price and redemption price per share ($103,345 ÷ 9,420 shares)		$ 10.97

Class N: Net Asset Value, offering price and redemption price per share ($103,263 ÷ 9,418 shares)		$ 10.96

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 6,389

Expenses
Transfer agent fees	$ 399
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	483
Expense reductions	(4)	479
Net investment income (loss)		5,910
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,450)
Capital gain distributions from underlying funds	14,157
Total net realized gain (loss)		11,707
Change in net unrealized appreciation (depreciation) on underlying funds		23,088
Net gain (loss)		34,795
Net increase (decrease) in net assets resulting from operations		$ 40,705

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,910	$ 535
Net realized gain (loss)	11,707	670
Change in net unrealized appreciation (depreciation)	23,088	2,421
Net increase (decrease) in net assets resulting from operations	40,705	3,626
Distributions to shareholders from net investment income	(4,458)	-
Distributions to shareholders from net realized gain	(5,574)	-
Total distributions	(10,032)	-
Share transactions - net increase (decrease)	726,222	100,000
Total increase (decrease) in net assets	756,895	103,626

Net Assets
Beginning of period	103,626	-
End of period (including undistributed net investment income of $1,986 and undistributed net investment income of $535, respectively)	$ 860,521	$ 103,626

Financial Highlights - Multi-Manager 2015

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.05
Net realized and unrealized gain (loss)	.74	.31
Total from investment operations	.89	.36
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.16)	-
Total distributions	(.28)	-
Net asset value, end of period	$ 10.97	$ 10.36
Total Return B, C	8.68%	3.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.44%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 654	$ 104
Portfolio turnover rate E	38%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.30
Total from investment operations	.36
Distributions from net investment income	(.07)
Distributions from net realized gain	(.09)
Total distributions	(.16)
Net asset value, end of period	$ 10.97
Total Return B, C	3.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.30
Total from investment operations	.35
Distributions from net investment income	(.07)
Distributions from net realized gain	(.09)
Total distributions	(.16)
Net asset value, end of period	$ 10.96
Total Return B, C	3.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	5.8
Strategic Advisers Core Multi-Manager Fund Class F	13.0	10.2
Strategic Advisers Growth Multi-Manager Fund Class F	10.7	8.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.5	5.2
Strategic Advisers Value Multi-Manager Fund Class F	13.3	10.1
	44.5	40.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.9	3.5
Strategic Advisers International Multi-Manager Fund Class F	14.6	11.5
	18.5	15.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.0	8.3
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
Strategic Advisers Core Income Multi-Manager Fund Class F	21.3	21.9
Strategic Advisers Income Opportunities Fund of Funds Class F	6.1	5.1
	30.7	37.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.5	4.0
Fidelity Short-Term Bond Fund Class F	2.8	3.2
	6.3	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.5%
International EquityFunds	18.5%
Bond Funds	30.7%
Short-Term Funds	6.3%

Six months ago
Domestic Equity Funds**	40.0%
International EquityFunds	15.0%
Bond Funds	37.8%
Short-Term Funds	7.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,094	$ 17,801
Strategic Advisers Core Multi-Manager Fund Class F (c)	16,197	225,296
Strategic Advisers Growth Multi-Manager Fund Class F (c)	12,903	185,676
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	8,401	112,992
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,626	229,540
TOTAL DOMESTIC EQUITY FUNDS (Cost $725,535)		771,305
International Equity Funds - 18.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,735	67,755
Strategic Advisers International Multi-Manager Fund Class F (c)	19,982	253,767
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $307,327)		321,522
Bond Funds - 30.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,239	12,640
Fidelity Series Floating Rate High Income Fund Class F (c)	1,807	18,901
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,692	16,681

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	821	$ 9,261
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	37,732	369,777
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	9,677	104,997
TOTAL BOND FUNDS (Cost $529,195)		532,257
Short-Term Funds - 6.3%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	59,864	59,864
Fidelity Short-Term Bond Fund Class F (c)	5,718	49,117
TOTAL SHORT-TERM FUNDS (Cost $108,916)		108,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,670,973)		1,734,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167)
NET ASSETS - 100%		$ 1,733,898
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 3,795	$ 70,605	$ 14,536	$ 25	$ 59,864
Fidelity Series Commodity Strategy Fund Class F	6,133	65,598	53,444	-	17,801
Fidelity Series Emerging Markets Debt Fund Class F	805	13,748	1,976	321	12,640
Fidelity Series Floating Rate High Income Fund Class F	1,173	20,805	2,949	376	18,901
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,630	93,727	83,702	24	16,681
Fidelity Series Real Estate Income Fund Class F	632	9,997	1,434	242	9,261
Fidelity Short-Term Bond Fund Class F	3,109	58,036	12,083	231	49,117
Strategic Advisers Core Income Multi-Manager Fund Class F	22,544	414,241	67,735	4,121	369,777
Strategic Advisers Core Multi-Manager Fund Class F	10,939	231,625	29,133	645	225,296
Strategic Advisers Emerging Markets Fund of Funds Class F	3,567	75,671	12,946	474	67,755
Strategic Advisers Growth Multi-Manager Fund Class F	9,093	190,286	25,175	446	185,676
Strategic Advisers Income Opportunities Fund of Funds Class F	5,446	109,448	11,952	2,522	104,997
Strategic Advisers International Multi-Manager Fund Class F	11,647	264,147	33,530	1,565	253,767
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,524	120,975	15,548	-	112,992
Strategic Advisers Value Multi-Manager Fund Class F	10,953	232,152	29,352	777	229,540
Total	$ 103,990	$ 1,971,061	$ 395,495	$ 11,769	$ 1,734,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,670,973) - See accompanying schedule		$ 1,734,065
Receivable for fund shares sold		1,581
Total assets		1,735,646

Liabilities
Payable for investments purchased	$ 1,583
Transfer agent fee payable	144
Distribution and service plan fees payable	21
Total liabilities		1,748

Net Assets		$ 1,733,898
Net Assets consist of:
Paid in capital		$ 1,656,211
Undistributed net investment income		3,586
Accumulated undistributed net realized gain (loss) on investments		11,009
Net unrealized appreciation (depreciation) on investments		63,092
Net Assets		$ 1,733,898

Multi-Manager 2020: Net Asset Value, offering price and redemption price per share ($1,526,823 ÷ 137,329 shares)		$ 11.12

Class L: Net Asset Value, offering price and redemption price per share ($103,579 ÷ 9,321 shares)		$ 11.11

Class N: Net Asset Value, offering price and redemption price per share ($103,496 ÷ 9,319 shares)		$ 11.11

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 11,769

Expenses
Transfer agent fees	$ 738
Distribution and service plan fees	83
Independent trustees' compensation	2
Total expenses		823
Net investment income (loss)		10,946
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,835)
Capital gain distributions from underlying funds	25,192
Total net realized gain (loss)		19,357
Change in net unrealized appreciation (depreciation) on underlying funds		60,340
Net gain (loss)		79,697
Net increase (decrease) in net assets resulting from operations		$ 90,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,946	$ 561
Net realized gain (loss)	19,357	655
Change in net unrealized appreciation (depreciation)	60,340	2,752
Net increase (decrease) in net assets resulting from operations	90,643	3,968
Distributions to shareholders from net investment income	(7,922)	-
Distributions to shareholders from net realized gain	(9,004)	-
Total distributions	(16,926)	-
Share transactions - net increase (decrease)	1,556,213	100,000
Total increase (decrease) in net assets	1,629,930	103,968

Net Assets
Beginning of period	103,968	-
End of period (including undistributed net investment income of $3,586 and undistributed net investment income of $561, respectively)	$ 1,733,898	$ 103,968

Financial Highlights - Multi-Manager 2020

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	.83	.34
Total from investment operations	.98	.40
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.14)	-
Total distributions	(.26)	-
Net asset value, end of period	$ 11.12	$ 10.40
Total Return B, C	9.50%	4.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.41%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,527	$ 104
Portfolio turnover rate E	51%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.32
Total from investment operations	.38
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.16) G
Net asset value, end of period	$ 11.11
Total Return B	3.55%
Ratios to Average Net Assets D, F
Expenses before reductions	.09% A
Expenses net of fee waivers, if any	.09% A
Expenses net of all reductions	.09% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate D	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.33
Total from investment operations	.38
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.16) G
Net asset value, end of period	$ 11.11
Total Return B	3.53%
Ratios to Average Net Assets D, F
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	7.0
Strategic Advisers Core Multi-Manager Fund Class F	15.2	12.4
Strategic Advisers Growth Multi-Manager Fund Class F	12.5	10.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.6	6.4
Strategic Advisers Value Multi-Manager Fund Class F	15.4	12.3
	51.6	48.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.7	4.2
Strategic Advisers International Multi-Manager Fund Class F	17.2	14.0
	21.9	18.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.9	1.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	5.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	17.2	17.4
Strategic Advisers Income Opportunities Fund of Funds Class F	6.3	6.8
	26.1	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.2	0.5
Fidelity Short-Term Bond Fund Class F	0.2	0.5
	0.4	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.6%
International EquityFunds	21.9%
Bond Funds	26.1%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds**	48.7%
International EquityFunds	18.2%
Bond Funds	32.1%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	622	$ 5,289
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,059	84,280
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,815	69,294
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,125	42,032
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,835	85,720
TOTAL DOMESTIC EQUITY FUNDS (Cost $267,245)		286,615
International Equity Funds - 21.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,610	26,259
Strategic Advisers International Multi-Manager Fund Class F (c)	7,488	95,100
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $116,373)		121,359
Bond Funds - 26.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	386	3,939
Fidelity Series Floating Rate High Income Fund Class F (c)	481	5,031
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	296	2,916

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	242	$ 2,731
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,702	95,081
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,218	34,913
TOTAL BOND FUNDS (Cost $142,964)		144,611
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	1,379	1,379
Fidelity Short-Term Bond Fund Class F (c)	132	1,131
TOTAL SHORT-TERM FUNDS (Cost $2,508)		2,510
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $529,090)		555,095
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$ 555,015
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 414	$ 4,982	$ 4,017	$ -	$ 1,379
Fidelity Series Commodity Strategy Fund Class F	7,583	39,435	40,846	-	5,289
Fidelity Series Emerging Markets Debt Fund Class F	805	4,937	1,808	125	3,939
Fidelity Series Floating Rate High Income Fund Class F	1,018	6,240	2,154	126	5,031
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,663	31,625	33,755	6	2,916
Fidelity Series Real Estate Income Fund Class F	590	3,494	1,363	107	2,731
Fidelity Short-Term Bond Fund Class F	342	3,897	3,111	8	1,131
Strategic Advisers Core Income Multi-Manager Fund Class F	18,061	113,186	36,443	1,272	95,081
Strategic Advisers Core Multi-Manager Fund Class F	13,418	91,891	25,822	388	84,280
Strategic Advisers Emerging Markets Fund of Funds Class F	4,343	30,866	9,031	257	26,259
Strategic Advisers Growth Multi-Manager Fund Class F	11,152	74,808	21,745	274	69,294
Strategic Advisers Income Opportunities Fund of Funds Class F	7,014	42,709	15,759	1,172	34,913
Strategic Advisers International Multi-Manager Fund Class F	14,182	104,279	27,589	1,017	95,100
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6,777	48,882	13,116	-	42,032
Strategic Advisers Value Multi-Manager Fund Class F	13,432	92,190	25,932	468	85,720
Total	$ 104,794	$ 693,421	$ 262,491	$ 5,220	$ 555,095
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $529,090) - See accompanying schedule		$ 555,095

Liabilities
Transfer agent fee payable	$ 58
Distribution and service plan fees payable	22
Total liabilities		80

Net Assets		$ 555,015
Net Assets consist of:
Paid in capital		$ 521,178
Undistributed net investment income		977
Accumulated undistributed net realized gain (loss) on investments		6,855
Net unrealized appreciation (depreciation) on investments		26,005
Net Assets		$ 555,015

Multi-Manager 2025: Net Asset Value, offering price and redemption price per share ($347,108 ÷ 30,526 shares)		$ 11.37

Class L: Net Asset Value, offering price and redemption price per share ($103,995 ÷ 9,144 shares)		$ 11.37

Class N: Net Asset Value, offering price and redemption price per share ($103,912 ÷ 9,142 shares)		$ 11.37

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 5,220

Expenses
Transfer agent fees	$ 342
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	426
Expense reductions	(44)	382
Net investment income (loss)		4,838
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,109)
Capital gain distributions from underlying funds	15,002
Total net realized gain (loss)		11,893
Change in net unrealized appreciation (depreciation) on underlying funds		22,436
Net gain (loss)		34,329
Net increase (decrease) in net assets resulting from operations		$ 39,167

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,838	$ 594
Net realized gain (loss)	11,893	607
Change in net unrealized appreciation (depreciation)	22,436	3,569
Net increase (decrease) in net assets resulting from operations	39,167	4,770
Distributions to shareholders from net investment income	(4,437)	-
Distributions to shareholders from net realized gain	(5,663)	-
Total distributions	(10,100)	-
Share transactions - net increase (decrease)	421,178	100,000
Total increase (decrease) in net assets	450,245	104,770

Net Assets
Beginning of period	104,770	-
End of period (including undistributed net investment income of $977 and undistributed net investment income of $594, respectively)	$ 555,015	$ 104,770

Financial Highlights - Multi-Manager 2025

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.06
Net realized and unrealized gain (loss)	1.06	.42
Total from investment operations	1.22	.48
Distributions from net investment income	(.15)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.33)	-
Net asset value, end of period	$ 11.37	$ 10.48
Total Return B, C	11.77%	4.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.49%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 347	$ 105
Portfolio turnover rate E	88%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.36
Total from investment operations	.44
Distributions from net investment income	(.09)
Distributions from net realized gain	(.12)
Total distributions	(.21)
Net asset value, end of period	$ 11.37
Total Return B, C	3.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.11% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.37
Total from investment operations	.44
Distributions from net investment income	(.09)
Distributions from net realized gain	(.12)
Total distributions	(.21)
Net asset value, end of period	$ 11.37
Total Return B, C	3.94%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	7.6
Strategic Advisers Core Multi-Manager Fund Class F	17.8	13.1
Strategic Advisers Growth Multi-Manager Fund Class F	14.6	11.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.9	6.8
Strategic Advisers Value Multi-Manager Fund Class F	18.0	13.0
	60.2	51.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.3
Strategic Advisers International Multi-Manager Fund Class F	20.2	14.9
	25.7	19.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	2.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	5.5	17.3
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	6.9
	14.1	29.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.2%
International Equity Funds	25.7%
Bond Funds	14.1%

Six months ago
Domestic Equity Funds**	51.7%
International Equity Funds	19.2%
Bond Funds	29.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,106	$ 9,397
Strategic Advisers Core Multi-Manager Fund Class F (b)	12,881	179,177
Strategic Advisers Growth Multi-Manager Fund Class F (b)	10,266	147,725
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	6,656	89,517
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,388	181,985
TOTAL DOMESTIC EQUITY FUNDS (Cost $586,264)		607,801
International Equity Funds - 25.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,535	55,684
Strategic Advisers International Multi-Manager Fund Class F (b)	16,040	203,704
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $257,185)		259,388
Bond Funds - 14.1%

Fidelity Series Emerging Markets Debt Fund Class F (b)	692	7,062
Fidelity Series Floating Rate High Income Fund Class F (b)	817	8,542

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	125	$ 1,233
Fidelity Series Real Estate Income Fund Class F (b)	426	4,802
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	5,713	55,984
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,016	65,271
TOTAL BOND FUNDS (Cost $142,213)		142,894
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $985,662)	1,010,083
NET OTHER ASSETS (LIABILITIES) - 0.0%	(113)
NET ASSETS - 100%	$ 1,009,970
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,014	$ 60,389	$ 58,759	$ -	$ 9,397
Fidelity Series Emerging Markets Debt Fund Class F	805	7,507	1,207	174	7,062
Fidelity Series Floating Rate High Income Fund Class F	936	8,873	1,133	163	8,542
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,693	23,500	24,471	5	1,233
Fidelity Series Real Estate Income Fund Class F	538	4,828	599	138	4,802
Strategic Advisers Core Income Multi-Manager Fund Class F	18,359	149,960	111,714	874	55,984
Strategic Advisers Core Multi-Manager Fund Class F	14,114	172,834	13,580	740	179,177
Strategic Advisers Emerging Markets Fund of Funds Class F	4,554	59,680	6,841	582	55,684
Strategic Advisers Growth Multi-Manager Fund Class F	11,730	141,774	11,381	539	147,725
Strategic Advisers Income Opportunities Fund of Funds Class F	7,118	66,378	9,426	1,668	65,271
Strategic Advisers International Multi-Manager Fund Class F	14,888	200,614	14,744	2,184	203,704
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7,130	92,438	6,800	-	89,517
Strategic Advisers Value Multi-Manager Fund Class F	14,127	172,998	13,702	893	181,985
Total	$ 105,006	$ 1,161,773	$ 274,357	$ 7,960	$ 1,010,083
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $985,662) - See accompanying schedule		$ 1,010,083
Receivable for fund shares sold		88,310
Total assets		1,098,393

Liabilities
Payable for investments purchased	$ 88,310
Distribution and service plan fees payable	22
Transfer agent fees payable	91
Total liabilities		88,423

Net Assets		$ 1,009,970
Net Assets consist of:
Paid in capital		$ 967,756
Undistributed net investment income		1,001
Accumulated undistributed net realized gain (loss) on investments		16,792
Net unrealized appreciation (depreciation) on investments		24,421
Net Assets		$ 1,009,970
Multi-Manager 2030: Net Asset Value, offering price and redemption price per share ($801,321 ÷ 69,578 shares)		$ 11.52

Class L: Net Asset Value, offering price and redemption price per share ($104,366 ÷ 9,064 shares)		$ 11.51

Class N: Net Asset Value, offering price and redemption price per share ($104,283 ÷ 9,062 shares)		$ 11.51

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 7,960

Expenses
Transfer agent fees	$ 511
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	595
Expense reductions	(101)	494
Net investment income (loss)		7,466
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,939)
Capital gain distributions from underlying funds	28,553
Total net realized gain (loss)		25,614
Change in net unrealized appreciation (depreciation) on underlying funds		20,601
Net gain (loss)		46,215
Net increase (decrease) in net assets resulting from operations		$ 53,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,466	$ 612
Net realized gain (loss)	25,614	551
Change in net unrealized appreciation (depreciation)	20,601	3,820
Net increase (decrease) in net assets resulting from operations	53,681	4,983
Distributions to shareholders from net investment income	(6,968)	-
Distributions to shareholders from net realized gain	(9,481)	-
Total distributions	(16,449)	-
Share transactions - net increase (decrease)	867,755	100,000
Total increase (decrease) in net assets	904,987	104,983

Net Assets
Beginning of period	104,983	-
End of period (including undistributed net investment income of $1,001 and undistributed net investment income of $612, respectively)	$ 1,009,970	$ 104,983

Financial Highlights - Multi-Manager 2030

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.06
Net realized and unrealized gain (loss)	1.14	.44
Total from investment operations	1.33	.50
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.31)	-
Net asset value, end of period	$ 11.52	$ 10.50
Total Return B, C	12.76%	5.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.13%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.74%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 801	$ 105
Portfolio turnover rate E	63%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.40
Total from investment operations	.48
Distributions from net investment income	(.08)
Distributions from net realized gain	(.11)
Total distributions	(.19)
Net asset value, end of period	$ 11.51
Total Return B, C	4.32%
Ratios to Average Net Assets E, G
Expenses before reductions	.11% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.41
Total from investment operations	.48
Distributions from net investment income	(.08)
Distributions from net realized gain	(.11)
Total distributions	(.19)
Net asset value, end of period	$ 11.51
Total Return B, C	4.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	8.6
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.0
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	12.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	7.8
Strategic Advisers Value Multi-Manager Fund Class F	19.0	14.9
	63.3	59.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	5.0
Strategic Advisers International Multi-Manager Fund Class F	21.0	17.0
	26.7	22.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.8
Fidelity Series Inflation-Protected Bond Index Fund Class F*	0.0	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	1.4	10.0
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	6.8
	10.0	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	59.1%
International Equity Funds	22.0%
Bond Funds	18.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	694	$ 5,897
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,328	115,849
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,621	95,278
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,312	57,995
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,031	117,975
TOTAL DOMESTIC EQUITY FUNDS (Cost $370,009)		392,994
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,517	35,378
Strategic Advisers International Multi-Manager Fund Class F (b)	10,287	130,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $160,135)		166,025
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	464	4,732
Fidelity Series Floating Rate High Income Fund Class F (b)	463	4,842

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	9	$ 87
Fidelity Series Real Estate Income Fund Class F (b)	252	2,845
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	914	8,958
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,748	40,664
TOTAL BOND FUNDS (Cost $61,201)		62,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $591,345)	621,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76)
NET ASSETS - 100%	$ 621,071
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 11,132	$ 36,353	$ 40,956	$ -	$ 5,897
Fidelity Series Emerging Markets Debt Fund Class F	967	3,885	95	136	4,732
Fidelity Series Floating Rate High Income Fund Class F	1,040	3,941	70	114	4,842
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	146	51	1	87
Fidelity Series Real Estate Income Fund Class F	593	2,304	59	93	2,845
Strategic Advisers Core Income Multi-Manager Fund Class F	12,041	43,182	45,924	395	8,958
Strategic Advisers Core Multi-Manager Fund Class F	19,571	93,833	2,970	493	115,849
Strategic Advisers Emerging Markets Fund of Funds Class F	6,226	32,828	3,272	362	35,378
Strategic Advisers Growth Multi-Manager Fund Class F	16,233	75,920	2,571	342	95,278
Strategic Advisers Income Opportunities Fund of Funds Class F	8,629	33,077	1,838	1,276	40,664
Strategic Advisers International Multi-Manager Fund Class F	20,685	107,019	2,339	1,323	130,647
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,873	50,324	1,492	-	57,995
Strategic Advisers Value Multi-Manager Fund Class F	19,644	94,123	3,157	593	117,975
Total	$ 126,634	$ 576,935	$ 104,794	$ 5,128	$ 621,147
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $591,345) - See accompanying schedule		$ 621,147
Receivable for fund shares sold		7,918
Receivable from investment adviser for expense reductions		16
Total assets		629,081

Liabilities
Payable for investments purchased	$ 7,915
Distribution and service plan fees payable	22
Transfer agent fees payable	73
Total liabilities		8,010

Net Assets		$ 621,071
Net Assets consist of:
Paid in capital		$ 580,863
Undistributed net investment income		300
Accumulated undistributed net realized gain (loss) on investments		10,106
Net unrealized appreciation (depreciation) on investments		29,802
Net Assets		$ 621,071
Multi-Manager 2035: Net Asset Value, offering price and redemption price per share ($412,110 ÷ 35,059 shares)		$ 11.75

Class L: Net Asset Value, offering price and redemption price per share ($104,522 ÷ 8,893 shares)		$ 11.75

Class N: Net Asset Value, offering price and redemption price per share ($104,439 ÷ 8,892 shares)		$ 11.75

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 5,128

Expenses
Transfer agent fees	$ 517
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	601
Expense reductions	(202)	399
Net investment income (loss)		4,729
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,918)
Capital gain distributions from underlying funds	18,280
Total net realized gain (loss)		16,362
Change in net unrealized appreciation (depreciation) on underlying funds		24,291
Net gain (loss)		40,653
Net increase (decrease) in net assets resulting from operations		$ 45,382

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,729	$ 617
Net realized gain (loss)	16,362	475
Change in net unrealized appreciation (depreciation)	24,291	5,511
Net increase (decrease) in net assets resulting from operations	45,382	6,603
Distributions to shareholders from net investment income	(4,791)	-
Distributions to shareholders from net realized gain	(6,986)	-
Total distributions	(11,777)	-
Share transactions - net increase (decrease)	460,863	120,000
Total increase (decrease) in net assets	494,468	126,603

Net Assets
Beginning of period	126,603	-
End of period (including undistributed net investment income of $300 and undistributed net investment income of $617, respectively)	$ 621,071	$ 126,603

Financial Highlights - Multi-Manager 2035

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.05
Net realized and unrealized gain (loss)	1.36	.51
Total from investment operations	1.51	.56
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.32)	-
Net asset value, end of period	$ 11.75	$ 10.56
Total Return B, C	14.45%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.17%	.20% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.36%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 127
Portfolio turnover rate E	32%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.43
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.75
Total Return B, C	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.75
Total Return B, C	4.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	8.8
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.4
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	13.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.0
Strategic Advisers Value Multi-Manager Fund Class F	19.0	15.1
	63.3	60.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	5.1
Strategic Advisers International Multi-Manager Fund Class F	21.0	17.4
	26.7	22.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.7	0.8
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	1.5	8.2
Strategic Advisers Income Opportunities Fund of Funds Class F	6.6	6.8
	10.0	17.0

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	22.5%
Bond Funds	17.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	569	$ 4,836
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,918	96,229
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,498	79,116
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,587	48,251
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,675	98,050
TOTAL DOMESTIC EQUITY FUNDS (Cost $308,618)		326,482
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,919	29,361
Strategic Advisers International Multi-Manager Fund Class F (b)	8,543	108,489
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $133,191)		137,850
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	383	3,910
Fidelity Series Floating Rate High Income Fund Class F (b)	337	3,528

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	195	$ 2,200
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	800	7,842
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,134	34,009
TOTAL BOND FUNDS (Cost $50,720)		51,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $492,529)	515,821
NET OTHER ASSETS (LIABILITIES) - 0.0%	(68)
NET ASSETS - 100%	$ 515,753
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,435	$ 33,848	$ 38,017	$ -	$ 4,836
Fidelity Series Emerging Markets Debt Fund Class F	805	3,723	591	105	3,910
Fidelity Series Floating Rate High Income Fund Class F	782	3,331	532	80	3,528
Fidelity Series Real Estate Income Fund Class F	453	2,059	319	66	2,200
Strategic Advisers Core Income Multi-Manager Fund Class F	8,721	32,028	32,586	264	7,842
Strategic Advisers Core Multi-Manager Fund Class F	16,616	87,712	11,979	395	96,229
Strategic Advisers Emerging Markets Fund of Funds Class F	5,340	30,451	6,013	289	29,361
Strategic Advisers Growth Multi-Manager Fund Class F	13,803	71,209	10,012	272	79,116
Strategic Advisers Income Opportunities Fund of Funds Class F	7,331	32,146	6,022	997	34,009
Strategic Advisers International Multi-Manager Fund Class F	17,424	99,732	12,574	1,030	108,489
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,402	46,488	5,994	-	48,251
Strategic Advisers Value Multi-Manager Fund Class F	16,642	87,896	12,093	478	98,050
Total	$ 105,754	$ 530,623	$ 136,732	$ 3,976	$ 515,821
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $492,529) - See accompanying schedule		$ 515,821
Receivable for fund shares sold		6,014
Receivable from investment adviser for expense reductions		22
Total assets		521,857

Liabilities
Payable for investments purchased	$ 6,016
Distribution and service plan fees payable	22
Transfer agent fees payable	66
Total liabilities		6,104

Net Assets		$ 515,753
Net Assets consist of:
Paid in capital		$ 484,583
Undistributed net investment income		412
Accumulated undistributed net realized gain (loss) on investments		7,466
Net unrealized appreciation (depreciation) on investments		23,292
Net Assets		$ 515,753
Multi-Manager 2040: Net Asset Value, offering price and redemption price per share ($306,776 ÷ 26,006 shares)		$ 11.80

Class L: Net Asset Value, offering price and redemption price per share ($104,530 ÷ 8,864 shares)		$ 11.79

Class N: Net Asset Value, offering price and redemption price per share ($104,447 ÷ 8,862 shares)		$ 11.79

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,976

Expenses
Transfer agent fees	$ 465
Distribution and service plan fees	83
Independent trustees' compensation	2
Total expenses before reductions	550
Expense reductions	(221)	329
Net investment income (loss)		3,647
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,450)
Capital gain distributions from underlying funds	14,552
Total net realized gain (loss)		12,102
Change in net unrealized appreciation (depreciation) on underlying funds		18,626
Net gain (loss)		30,728
Net increase (decrease) in net assets resulting from operations		$ 34,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,647	$ 586
Net realized gain (loss)	12,102	477
Change in net unrealized appreciation (depreciation)	18,626	4,666
Net increase (decrease) in net assets resulting from operations	34,375	5,729
Distributions to shareholders from net investment income	(3,813)	-
Distributions to shareholders from net realized gain	(5,121)	-
Total distributions	(8,934)	-
Share transactions - net increase (decrease)	384,583	100,000
Total increase (decrease) in net assets	410,024	105,729

Net Assets
Beginning of period	105,729	-
End of period (including undistributed net investment income of $412 and undistributed net investment income of $586, respectively)	$ 515,753	$ 105,729

Financial Highlights - Multi-Manager 2040

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	1.39	.51
Total from investment operations	1.54	.57
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.31)	-
Net asset value, end of period	$ 11.80	$ 10.57
Total Return B, C	14.75%	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.21%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.32%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 106
Portfolio turnover rate E	54%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.13)
Total distributions	(.21) H
Net asset value, end of period	$ 11.79
Total Return B, C	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.13)
Total distributions	(.21) H
Net asset value, end of period	$ 11.79
Total Return B, C	4.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	9.0
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.8
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	13.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.2
Strategic Advisers Value Multi-Manager Fund Class F	19.1	15.6
	63.4	62.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	5.3
Strategic Advisers International Multi-Manager Fund Class F	21.0	17.8
	26.7	23.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.4	0.4
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	1.9	4.6
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	8.8
	9.9	14.9

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International Equity Funds	26.7%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	23.1%
Bond Funds	14.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	595	$ 5,058
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,240	100,708
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,748	82,715
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,770	50,711
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,999	102,817
TOTAL DOMESTIC EQUITY FUNDS (Cost $323,978)		342,009
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,041	30,594
Strategic Advisers International Multi-Manager Fund Class F (b)	8,946	113,616
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $139,673)		144,210
Bond Funds - 9.9%

Fidelity Series Emerging Markets Debt Fund Class F (b)	399	4,074
Fidelity Series Floating Rate High Income Fund Class F (b)	193	2,015

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	187	$ 2,112
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,029	10,088
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,241	35,163
TOTAL BOND FUNDS (Cost $52,790)		53,452
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $516,441)	539,671
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74)
NET ASSETS - 100%	$ 539,597
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,848	$ 30,302	$ 34,616	$ -	$ 5,058
Fidelity Series Emerging Markets Debt Fund Class F	805	3,525	251	102	4,074
Fidelity Series Floating Rate High Income Fund Class F	391	1,715	63	42	2,015
Fidelity Series Real Estate Income Fund Class F	390	1,850	145	58	2,112
Strategic Advisers Core Income Multi-Manager Fund Class F	4,790	17,866	12,469	173	10,088
Strategic Advisers Core Multi-Manager Fund Class F	17,065	86,125	6,476	388	100,708
Strategic Advisers Emerging Markets Fund of Funds Class F	5,471	29,403	3,961	285	30,594
Strategic Advisers Growth Multi-Manager Fund Class F	14,177	69,941	5,438	267	82,715
Strategic Advisers Income Opportunities Fund of Funds Class F	9,387	37,037	11,891	1,084	35,163
Strategic Advisers International Multi-Manager Fund Class F	17,882	98,421	6,626	1,018	113,616
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,631	45,932	3,292	-	50,711
Strategic Advisers Value Multi-Manager Fund Class F	17,093	86,493	6,602	468	102,817
Total	$ 105,930	$ 508,610	$ 91,830	$ 3,885	$ 539,671
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $516,441) - See accompanying schedule		$ 539,671
Receivable for fund shares sold		5,795
Receivable from investment adviser for expense reductions		29
Total assets		545,495

Liabilities
Payable for investments purchased	$ 5,798
Distribution and service plan fees payable	22
Transfer agent fees payable	78
Total liabilities		5,898

Net Assets		$ 539,597
Net Assets consist of:
Paid in capital		$ 508,175
Undistributed net investment income		343
Accumulated undistributed net realized gain (loss) on investments		7,849
Net unrealized appreciation (depreciation) on investments		23,230
Net Assets		$ 539,597
Multi-Manager 2045: Net Asset Value, offering price and redemption price per share ($330,638 ÷ 27,940 shares)		$ 11.83

Class L: Net Asset Value, offering price and redemption price per share ($104,521 ÷ 8,835 shares)		$ 11.83

Class N: Net Asset Value, offering price and redemption price per share ($104,438 ÷ 8,834 shares)		$ 11.82

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,885

Expenses
Transfer agent fees	$ 520
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	604
Expense reductions	(280)	324
Net investment income (loss)		3,561
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,419)
Capital gain distributions from underlying funds	14,237
Total net realized gain (loss)		12,818
Change in net unrealized appreciation (depreciation) on underlying funds		18,380
Net gain (loss)		31,198
Net increase (decrease) in net assets resulting from operations		$ 34,759

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,561	$ 591
Net realized gain (loss)	12,818	463
Change in net unrealized appreciation (depreciation)	18,380	4,850
Net increase (decrease) in net assets resulting from operations	34,759	5,904
Distributions to shareholders from net investment income	(3,718)	-
Distributions to shareholders from net realized gain	(5,524)	-
Total distributions	(9,242)	-
Share transactions - net increase (decrease)	408,176	100,000
Total increase (decrease) in net assets	433,693	105,904

Net Assets
Beginning of period	105,904	-
End of period (including undistributed net investment income of $343 and undistributed net investment income of $591, respectively)	$ 539,597	$ 105,904

Financial Highlights - Multi-Manager 2045

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	1.42	.53
Total from investment operations	1.57	.59
Distributions from net investment income	(.15)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.33) H	-
Net asset value, end of period	$ 11.83	$ 10.59
Total Return B, C	15.00%	5.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.34%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 331	$ 106
Portfolio turnover rate E	38%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.45
Total from investment operations	.52
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.83
Total Return B, C	4.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.45
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.82
Total Return B, C	4.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	9.1
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.9
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	13.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.2
Strategic Advisers Value Multi-Manager Fund Class F	19.0	15.7
	63.4	62.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.6	5.4
Strategic Advisers International Multi-Manager Fund Class F	21.1	17.9
	26.7	23.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.1
Fidelity Series Real Estate Income Fund Class F	0.4	0.3
Strategic Advisers Core Income Multi-Manager Fund Class F	2.1	3.9
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	9.1
	9.9	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International EquityFunds	26.7%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds**	62.5%
International EquityFunds	23.3%
Bond Funds	14.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	936	$ 7,956
Strategic Advisers Core Multi-Manager Fund Class F (b)	11,001	153,017
Strategic Advisers Growth Multi-Manager Fund Class F (b)	8,737	125,721
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	5,732	77,096
Strategic Advisers Value Multi-Manager Fund Class F (b)	10,635	156,224
TOTAL DOMESTIC EQUITY FUNDS (Cost $491,827)		520,014
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,601	46,291
Strategic Advisers International Multi-Manager Fund Class F (b)	13,588	172,562
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $210,695)		218,853
Bond Funds - 9.9%

Fidelity Series Emerging Markets Debt Fund Class F (b)	601	6,128
Fidelity Series Floating Rate High Income Fund Class F (b)	98	1,021

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	259	$ 2,926
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,779	17,430
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,925	53,432
TOTAL BOND FUNDS (Cost $79,658)		80,937
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $782,180)		819,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		(98)
NET ASSETS - 100%		$ 819,706
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,862	$ 48,743	$ 49,746	$ -	$ 7,956
Fidelity Series Emerging Markets Debt Fund Class F	805	5,384	31	172	6,128
Fidelity Series Floating Rate High Income Fund Class F	113	927	5	24	1,021
Fidelity Series Real Estate Income Fund Class F	348	2,575	20	80	2,926
Strategic Advisers Core Income Multi-Manager Fund Class F	3,683	24,672	10,829	283	17,430
Strategic Advisers Core Multi-Manager Fund Class F	17,311	130,295	1,361	663	153,017
Strategic Advisers Emerging Markets Fund of Funds Class F	5,562	44,792	3,728	480	46,291
Strategic Advisers Growth Multi-Manager Fund Class F	14,384	105,205	1,367	446	125,721
Strategic Advisers Income Opportunities Fund of Funds Class F	9,691	58,669	16,143	1,878	53,432
Strategic Advisers International Multi-Manager Fund Class F	18,162	147,831	928	1,597	172,562
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,753	69,604	952	-	77,096
Strategic Advisers Value Multi-Manager Fund Class F	17,337	130,744	1,381	802	156,224
Total	$ 106,011	$ 769,441	$ 86,491	$ 6,425	$ 819,804
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $782,180) - See accompanying schedule		$ 819,804
Receivable for fund shares sold		4,504
Receivable from investment adviser for expense reductions		30
Total assets		824,338

Liabilities
Payable for investments purchased	$ 4,504
Distribution and service plan fees payable	22
Transfer agent fees payable	106
Total liabilities		4,632

Net Assets		$ 819,706
Net Assets consist of:
Paid in capital		$ 768,399
Undistributed net investment income		624
Accumulated undistributed net realized gain (loss) on investments		13,059
Net unrealized appreciation (depreciation) on investments		37,624
Net Assets		$ 819,706

Multi-Manager 2050: Net Asset Value, offering price and redemption price per share ($610,750 ÷ 51,552 shares)		$ 11.85

Class L: Net Asset Value, offering price and redemption price per share ($104,519 ÷ 8,822 shares)		$ 11.85

Class N: Net Asset Value, offering price and redemption price per share ($104,437 ÷ 8,821 shares)		$ 11.84

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 6,425

Expenses
Transfer agent fees	$ 745
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	829
Expense reductions	(341)	488
Net investment income (loss)		5,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,851)
Capital gain distributions from underlying funds	23,661
Total net realized gain (loss)		21,810
Change in net unrealized appreciation (depreciation) on underlying funds		32,693
Net gain (loss)		54,503
Net increase (decrease) in net assets resulting from operations		$ 60,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,937	$ 589
Net realized gain (loss)	21,810	467
Change in net unrealized appreciation (depreciation)	32,693	4,931
Net increase (decrease) in net assets resulting from operations	60,440	5,987
Distributions to shareholders from net investment income	(5,812)	-
Distributions to shareholders from net realized gain	(9,310)	-
Total distributions	(15,122)	-
Share transactions - net increase (decrease)	668,401	100,000
Total increase (decrease) in net assets	713,719	105,987

Net Assets
Beginning of period	105,987	-
End of period (including undistributed net investment income of $624 and undistributed net investment income of $589, respectively)	$ 819,706	$ 105,987

Financial Highlights - Multi-Manager 2050

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.06
Net realized and unrealized gain (loss)	1.43	.54
Total from investment operations	1.59	.60
Distributions from net investment income	(.15)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.34)	-
Net asset value, end of period	$ 11.85	$ 10.60
Total Return B, C	15.13%	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.20%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.38%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 611	$ 106
Portfolio turnover rate E	21%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.45
Total from investment operations	.52
Distributions from net investment income	(.09)
Distributions from net realized gain	(.15)
Total distributions	(.23) H
Net asset value, end of period	$ 11.85
Total Return B, C	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.11% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.45
Total from investment operations	.51
Distributions from net investment income	(.08)
Distributions from net realized gain	(.15)
Total distributions	(.23)
Net asset value, end of period	$ 11.84
Total Return B, C	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	9.4
Strategic Advisers Core Multi-Manager Fund Class F	18.7	16.7
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	14.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.6
Strategic Advisers Value Multi-Manager Fund Class F	19.0	16.5
	63.5	65.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	5.7
Strategic Advisers International Multi-Manager Fund Class F	21.2	18.7
	26.7	24.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F*	0.0	0.0
Fidelity Series Real Estate Income Fund Class F	0.4	0.3
Strategic Advisers Core Income Multi-Manager Fund Class F	2.2	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	8.8
	9.8	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.5%
International EquityFunds	26.7%
Bond Funds	9.8%

Six months ago
Domestic Equity Funds**	65.4%
International EquityFunds	24.4%
Bond Funds	10.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	717	$ 6,096
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,598	105,691
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,037	86,874
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,935	52,920
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,328	107,644
TOTAL DOMESTIC EQUITY FUNDS (Cost $342,680)		359,225
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,126	31,444
Strategic Advisers International Multi-Manager Fund Class F (b)	9,443	119,926
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $146,795)		151,370
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	408	4,157
Fidelity Series Floating Rate High Income Fund Class F (b)	8	80

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	173	$ 1,947
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,284	12,582
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,405	36,941
TOTAL BOND FUNDS (Cost $54,892)		55,707
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $544,367)		566,302
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 566,232
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 10,380	$ 28,647	$ 32,378	$ -	$ 6,096
Fidelity Series Emerging Markets Debt Fund Class F	805	3,360	6	100	4,157
Fidelity Series Floating Rate High Income Fund Class F	-	82	1	1	80
Fidelity Series Real Estate Income Fund Class F	306	1,618	2	46	1,947
Strategic Advisers Core Income Multi-Manager Fund Class F	311	12,242	29	96	12,582
Strategic Advisers Core Multi-Manager Fund Class F	18,068	84,766	751	440	105,691
Strategic Advisers Emerging Markets Fund of Funds Class F	5,784	29,231	3,041	323	31,444
Strategic Advisers Growth Multi-Manager Fund Class F	15,007	68,906	746	306	86,874
Strategic Advisers Income Opportunities Fund of Funds Class F	9,411	36,622	9,703	1,100	36,941
Strategic Advisers International Multi-Manager Fund Class F	18,898	96,972	135	996	119,926
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,149	45,390	443	1	52,920
Strategic Advisers Value Multi-Manager Fund Class F	18,083	84,925	892	533	107,644
Total	$ 106,202	$ 492,761	$ 48,127	$ 3,942	$ 566,302
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $544,367) - See accompanying schedule		$ 566,302
Receivable for fund shares sold		5,995
Receivable from investment adviser for expense reductions		34
Total assets		572,331

Liabilities
Payable for investments purchased	$ 5,994
Distribution and service plan fees payable	22
Transfer agent fees payable	83
Total liabilities		6,099

Net Assets		$ 566,232
Net Assets consist of:
Paid in capital		$ 534,764
Undistributed net investment income		406
Accumulated undistributed net realized gain (loss) on investments		9,127
Net unrealized appreciation (depreciation) on investments		21,935
Net Assets		$ 566,232

Multi-Manager 2055: Net Asset Value, offering price and redemption price per share ($357,278 ÷ 29,904 shares)		$ 11.95

Class L: Net Asset Value, offering price and redemption price per share ($104,518 ÷ 8,748 shares)		$ 11.95

Class N: Net Asset Value, offering price and redemption price per share ($104,436 ÷ 8,747 shares)		$ 11.94

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,942

Expenses
Transfer agent fees	$ 506
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	590
Expense reductions	(264)	326
Net investment income (loss)		3,616
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,305)
Capital gain distributions from underlying funds	15,963
Total net realized gain (loss)		14,658
Change in net unrealized appreciation (depreciation) on underlying funds		16,767
Net gain (loss)		31,425
Net increase (decrease) in net assets resulting from operations		$ 35,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,616	$ 572
Net realized gain (loss)	14,658	457
Change in net unrealized appreciation (depreciation)	16,767	5,168
Net increase (decrease) in net assets resulting from operations	35,041	6,197
Distributions to shareholders from net investment income	(3,743)	-
Distributions to shareholders from net realized gain	(6,027)	-
Total distributions	(9,770)	-
Share transactions - net increase (decrease)	434,764	100,000
Total increase (decrease) in net assets	460,035	106,197

Net Assets
Beginning of period	106,197	-
End of period (including undistributed net investment income of $406 and undistributed net investment income of $572, respectively)	$ 566,232	$ 106,197

Financial Highlights - Multi-Manager 2055

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	1.50	.56
Total from investment operations	1.65	.62
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.32)	-
Net asset value, end of period	$ 11.95	$ 10.62
Total Return B, C	15.67%	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.24%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.34%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 106
Portfolio turnover rate E	19%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 21, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.46
Total from investment operations	.53
Distributions from net investment income	(.08)
Distributions from net realized gain	(.14)
Total distributions	(.22)
Net asset value, end of period	$ 11.95
Total Return B, C	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.45
Total from investment operations	.51
Distributions from net investment income	(.08)
Distributions from net realized gain	(.14)
Total distributions	(.21) H
Net asset value, end of period	$ 11.94
Total Return B, C	4.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. Each Fund commenced sale of Class L and Class N shares on December 4, 2013. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$ 897,685	$ 11,921	$ (3,908)	$ 8,013
Strategic Advisers Multi-Manager 2005 Fund	314,146	8,225	(2,593)	5,632
Strategic Advisers Multi-Manager 2010 Fund	470,480	15,595	(3,102)	12,493
Strategic Advisers Multi-Manager 2015 Fund	836,405	27,632	(3,403)	24,229
Strategic Advisers Multi-Manager 2020 Fund	1,674,467	64,082	(4,484)	59,598
Strategic Advisers Multi-Manager 2025 Fund	531,011	26,999	(2,915)	24,084
Strategic Advisers Multi-Manager 2030 Fund	987,056	30,552	(7,525)	23,027
Strategic Advisers Multi-Manager 2035 Fund	591,806	32,055	(2,714)	29,341
Strategic Advisers Multi-Manager 2040 Fund	493,668	24,715	(2,562)	22,153
Strategic Advisers Multi-Manager 2045 Fund	517,100	25,082	(2,511)	22,571
Strategic Advisers Multi-Manager 2050 Fund	782,606	40,350	(3,152)	37,198
Strategic Advisers Multi-Manager 2055 Fund	544,739	24,594	(3,031)	21,563

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Strategic Advisers Multi-Manager Income Fund	$ 1,305	$ 2,581	$ 8,013
Strategic Advisers Multi-Manager 2005 Fund	833	2,944	5,632
Strategic Advisers Multi-Manager 2010 Fund	1,144	4,943	12,493
Strategic Advisers Multi-Manager 2015 Fund	2,024	8,047	24,229
Strategic Advisers Multi-Manager 2020 Fund	3,604	14,484	59,598
Strategic Advisers Multi-Manager 2025 Fund	977	8,776	24,084
Strategic Advisers Multi-Manager 2030 Fund	1,002	18,764	23,027
Strategic Advisers Multi-Manager 2035 Fund	300	10,567	29,341
Strategic Advisers Multi-Manager 2040 Fund	412	8,606	22,153
Strategic Advisers Multi-Manager 2045 Fund	343	8,747	22,571
Strategic Advisers Multi-Manager 2050 Fund	624	14,885	37,198
Strategic Advisers Multi-Manager 2055 Fund	406	10,243	21,563

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to March 31, 2014, and ordinary losses recognized during the period November 1, 2013 to March 31, 2014. Loss deferrals were as follows:

Capital losses
Strategic Advisers Multi-Manager 2005 Fund	$ (313)
Strategic Advisers Multi-Manager 2010 Fund	(1,003)
Strategic Advisers Multi-Manager 2030 Fund	(579)
Strategic Advisers Multi-Manager 2045 Fund	(240)
Strategic Advisers Multi-Manager 2050 Fund	(1,400)
Strategic Advisers Multi-Manager 2055 Fund	(744)

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$ 5,381	$ 174	$ 5,555
Strategic Advisers Multi-Manager 2005 Fund	4,647	663	5,310
Strategic Advisers Multi-Manager 2010 Fund	6,548	1,205	7,753
Strategic Advisers Multi-Manager 2015 Fund	9,221	811	10,032
Strategic Advisers Multi-Manager 2020 Fund	15,506	1,420	16,926
Strategic Advisers Multi-Manager 2025 Fund	9,045	1,055	10,100
Strategic Advisers Multi-Manager 2030 Fund	14,953	1,496	16,449
Strategic Advisers Multi-Manager 2035 Fund	10,058	1,719	11,777
Strategic Advisers Multi-Manager 2040 Fund	7,887	1,047	8,934
Strategic Advisers Multi-Manager 2045 Fund	7,775	1,467	9,242
Strategic Advisers Multi-Manager 2050 Fund	12,139	2,983	15,122
Strategic Advisers Multi-Manager 2055 Fund	8,167	1,603	9,770
March 31, 2013
Ordinary Income
Strategic Advisers Multi-Manager Income Fund	$ 310

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	918,771	121,689
Strategic Advisers Multi-Manager 2005 Fund	288,293	74,604
Strategic Advisers Multi-Manager 2010 Fund	428,578	58,171
Strategic Advisers Multi-Manager 2015 Fund	887,258	150,912
Strategic Advisers Multi-Manager 2020 Fund	1,971,061	395,495
Strategic Advisers Multi-Manager 2025 Fund	693,421	262,491
Strategic Advisers Multi-Manager 2030 Fund	1,161,773	274,357
Strategic Advisers Multi-Manager 2035 Fund	576,935	104,794
Strategic Advisers Multi-Manager 2040 Fund	530,623	136,732
Strategic Advisers Multi-Manager 2045 Fund	508,610	91,830
Strategic Advisers Multi-Manager 2050 Fund	769,441	86,491
Strategic Advisers Multi-Manager 2055 Fund	492,761	48,127

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 82	$ 82
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 82	$ 82
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 82	$ 82
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 83	$ 83

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Strategic Advisers Multi-Manager Income Fund	Amount	% of Average Net Assets
Multi-Manager Income	$ 122.06
Class L	20	.06*
Class N	20	.06*
	$ 162
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$ 61.06
Class L	24	.07*
Class N	24	.07*
	$ 109
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	$ 99.06
Class L	21	.06*
Class N	21	.06*
	$ 141

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Strategic Advisers Multi-Manager 2015 Fund	Amount	% of Average Net Assets
Multi-Manager 2015	$ 335.10
Class L	32	.10*
Class N	32	.10*
	$ 399
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$ 678.10
Class L	30	.09*
Class N	30	.09*
	$ 738
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$ 272.12
Class L	35	.11*
Class N	35	.11*
	$ 342
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$ 441.13
Class L	35	.11*
Class N	35	.11*
	$ 511
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$ 441.17
Class L	38	.11*
Class N	38	.11*
	$ 517
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$ 385.21
Class L	40	.12*
Class N	40	.12*
	$ 465
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$ 440.25
Class L	40	.12*
Class N	40	.12*
	$ 520
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$ 671.20
Class L	37	.11*
Class N	37	.11*
	$ 745
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$ 429.24
Class L	39	.12*
Class N	38	.11*
	$ 506

* Annualized

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.10%	$ 2
Class L	.10%	-
Class N	.35%	2
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	37
Class L	.10%	2
Class N	.35%	5
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	94
Class L	.10%	2
Class N	.35%	5
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	188
Class L	.10%	6
Class N	.35%	8
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	204
Class L	.10%	7
Class N	.35%	10
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	263
Class L	.10%	7
Class N	.35%	10
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	330
Class L	.10%	4
Class N	.35%	7
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	248
Class L	.10%	7
Class N	.35%	9

Annual Report

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014 B	2013 A
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$ 2,160	$ 310
Class L	433	-
Class N	374	-
Total	$ 2,967	$ 310
From net realized gain
Multi-Manager Income	$ 1,430	$ -
Class L	579	-
Class N	579	-
Total	$ 2,588	$ -
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$ 1,066	$ -
Class L	542	-
Class N	523	-
Total	$ 2,131	$ -
From net realized gain
Multi-Manager 2005	$ 1,505	$ -
Class L	837	-
Class N	837	-
Total	$ 3,179	$ -
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$ 1,809	$ -
Class L	634	-
Class N	615	-
Total	$ 3,058	$ -
From net realized gain
Multi-Manager 2010	$ 2,681	$ -
Class L	1,007	-
Class N	1,007	-
Total	$ 4,695	$ -
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$ 3,177	$ -
Class L	650	-
Class N	631	-
Total	$ 4,458	$ -
From net realized gain
Multi-Manager 2015	$ 3,958	$ -
Class L	808	-
Class N	808	-
Total	$ 5,574	$ -
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$ 6,526	$ -
Class L	707	-
Class N	689	-
Total	$ 7,922	$ -
From net realized gain
Multi-Manager 2020	$ 7,406	$ -
Class L	799	-
Class N	799	-
Total	$ 9,004	$ -

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2014 B	2013 A
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$ 2,839	$ -
Class L	808	-
Class N	790	-
Total	$ 4,437	$ -
From net realized gain
Multi-Manager 2025	$ 3,545	$ -
Class L	1,059	-
Class N	1,059	-
Total	$ 5,663	$ -
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$ 5,560	$ -
Class L	713	-
Class N	695	-
Total	$ 6,968	$ -
From net realized gain
Multi-Manager 2030	$ 7,485	$ -
Class L	998	-
Class N	998	-
Total	$ 9,481	$ -
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$ 3,222	$ -
Class L	793	-
Class N	776	-
Total	$ 4,791	$ -
From net realized gain
Multi-Manager 2035	$ 4,528	$ -
Class L	1,229	-
Class N	1,229	-
Total	$ 6,986	$ -
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$ 2,299	$ -
Class L	766	-
Class N	748	-
Total	$ 3,813	$ -
From net realized gain
Multi-Manager 2040	$ 2,927	$ -
Class L	1,097	-
Class N	1,097	-
Total	$ 5,121	$ -
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$ 2,227	$ -
Class L	754	-
Class N	737	-
Total	$ 3,718	$ -
From net realized gain
Multi-Manager 2045	$ 3,098	$ -
Class L	1,213	-
Class N	1,213	-
Total	$ 5,524	$ -

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2014 B	2013 A
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$ 4,341	$ -
Class L	744	-
Class N	727	-
Total	$ 5,812	$ -
From net realized gain
Multi-Manager 2050	$ 6,802	$ -
Class L	1,254	-
Class N	1,254	-
Total	$ 9,310	$ -
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$ 2,420	$ -
Class L	670	-
Class N	653	-
Total	$ 3,743	$ -
From net realized gain
Multi-Manager 2055	$ 3,673	$ -
Class L	1,177	-
Class N	1,177	-
Total	$ 6,027	$ -

A Distributions for Multi-Manager are for the period December 20, 2012 (commencement of operations) to March 31, 2013.

B Distributions for Class L and Class N are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	62,860	10,000	$ 639,651	$ 100,000
Reinvestment of distributions	353	31	3,590	310
Shares redeemed	(5,090)	-	(51,765)	-
Net increase (decrease)	58,123	10,031	$ 591,476	$ 100,310
Class L
Shares sold	9,814	-	$ 100,000	$ -
Reinvestment of distributions	99	-	1,012	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,913	-	$ 101,012	$ -
Class N
Shares sold	9,814	-	$ 100,000	$ -
Reinvestment of distributions	94	-	953	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,908	-	$ 100,953	$ -

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	534	10,000	$ 5,592	$ 100,000
Reinvestment of distributions	247	-	2,571	-
Shares redeemed	(25)	-	(252)	-
Net increase (decrease)	756	10,000	$ 7,911	$ 100,000
Class L
Shares sold	9,515	-	$ 100,000	$ -
Reinvestment of distributions	132	-	1,379	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,647	-	$ 101,379	$ -
Class N
Shares sold	9,515	-	$ 100,000	$ -
Reinvestment of distributions	130	-	1,360	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,645	-	$ 101,360	$ -
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	15,084	10,000	$ 157,795	$ 100,000
Reinvestment of distributions	422	-	4,490	-
Shares redeemed	(19)	-	(192)	-
Net increase (decrease)	15,487	10,000	$ 162,093	$ 100,000
Class L
Shares sold	9,320	-	$ 100,000	$ -
Reinvestment of distributions	153	-	1,641	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,473	-	$ 101,641	$ -
Class N
Shares sold	9,320	-	$ 100,000	$ -
Reinvestment of distributions	151	-	1,622	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,471	-	$ 101,622	$ -
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	55,438	10,000	$ 586,481	$ 100,000
Reinvestment of distributions	665	-	7,135	-
Shares redeemed	(6,495)	-	(70,291)	-
Net increase (decrease)	49,608	10,000	$ 523,325	$ 100,000
Class L
Shares sold	9,285	-	$ 100,000	$ -
Reinvestment of distributions	135	-	1,458	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,420	-	$ 101,458	$ -
Class N
Shares sold	9,285	-	$ 100,000	$ -
Reinvestment of distributions	133	-	1,439	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,418	-	$ 101,439	$ -

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	150,586	10,000	$ 1,605,177	$ 100,000
Reinvestment of distributions	1,278	-	13,932	-
Shares redeemed	(24,535)	-	(265,890)	-
Net increase (decrease)	127,329	10,000	$ 1,353,219	$ 100,000
Class L
Shares sold	9,183	-	$ 100,000	$ -
Reinvestment of distributions	138	-	1,506	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,321	-	$ 101,506	$ -
Class N
Shares sold	9,183	-	$ 100,000	$ -
Reinvestment of distributions	136	-	1,488	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,319	-	$ 101,488	$ -
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	37,376	10,000	$ 404,169	$ 100,000
Reinvestment of distributions	577	-	6,384	-
Shares redeemed	(17,427)	-	(193,091)	-
Net increase (decrease)	20,526	10,000	$ 217,462	$ 100,000
Class L
Shares sold	8,977	-	$ 100,000	$ -
Reinvestment of distributions	167	-	1,867	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,144	-	$ 101,867	$ -
Class N
Shares sold	8,977	-	$ 100,000	$ -
Reinvestment of distributions	165	-	1,849	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,142	-	$ 101,849	$ -
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	77,385	10,000	$ 864,044	$ 100,000
Reinvestment of distributions	1,158	-	13,045	-
Shares redeemed	(18,965)	-	(212,738)	-
Net increase (decrease)	59,578	10,000	$ 664,351	$ 100,000
Class L
Shares sold	8,913	-	$ 100,000	$ -
Reinvestment of distributions	151	-	1,711	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,064	-	$ 101,711	$ -
Class N
Shares sold	8,913	-	$ 100,000	$ -
Reinvestment of distributions	149	-	1,693	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,062	-	$ 101,693	$ -

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	23,550	11,984	$ 261,958	$ 120,000
Reinvestment of distributions	677	-	7,750	-
Shares redeemed	(1,152)	-	(12,872)	-
Net increase (decrease)	23,075	11,984	$ 256,836	$ 120,000
Class L
Shares sold	8,718	-	$ 100,000	$ -
Reinvestment of distributions	175	-	2,022	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,893	-	$ 102,022	$ -
Class N
Shares sold	8,719	-	$ 100,000	$ -
Reinvestment of distributions	173	-	2,005	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,892	-	$ 102,005	$ -
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	22,479	10,000	$ 250,853	$ 100,000
Reinvestment of distributions	457	-	5,226	-
Shares redeemed	(6,930)	-	(75,204)	-
Net increase (decrease)	16,006	10,000	$ 180,875	$ 100,000
Class L
Shares sold	8,703	-	$ 100,000	$ -
Reinvestment of distributions	161	-	1,863	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,864	-	$ 101,863	$ -
Class N
Shares sold	8,703	-	$ 100,000	$ -
Reinvestment of distributions	159	-	1,845	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,862	-	$ 101,845	$ -
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	20,542	10,000	$ 233,527	$ 100,000
Reinvestment of distributions	464	-	5,325	-
Shares redeemed	(3,066)	-	(34,593)	-
Net increase (decrease)	17,940	10,000	$ 204,259	$ 100,000
Class L
Shares sold	8,666	-	$ 100,000	$ -
Reinvestment of distributions	169	-	1,967	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,835	-	$ 101,967	$ -
Class N
Shares sold	8,666	-	$ 100,000	$ -
Reinvestment of distributions	168	-	1,950	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,834	-	$ 101,950	$ -

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	41,377	10,000	$ 462,486	$ 100,000
Reinvestment of distributions	963	-	11,143	-
Shares redeemed	(788)	-	(9,207)	-
Net increase (decrease)	41,552	10,000	$ 464,422	$ 100,000
Class L
Shares sold	8,651	-	$ 100,000	$ -
Reinvestment of distributions	171	-	1,998	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,822	-	$ 101,998	$ -
Class N
Shares sold	8,651	-	$ 100,000	$ -
Reinvestment of distributions	170	-	1,981	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,821	-	$ 101,981	$ -
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	19,542	10,000	$ 226,815	$ 100,000
Reinvestment of distributions	525	-	6,093	-
Shares redeemed	(163)	-	(1,821)	-
Net increase (decrease)	19,904	10,000	$ 231,087	$ 100,000
Class L
Shares sold	8,591	-	$ 100,000	$ -
Reinvestment of distributions	157	-	1,847	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,748	-	$ 101,847	$ -
Class N
Shares sold	8,591	-	$ 100,000	$ -
Reinvestment of distributions	156	-	1,830	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,747	-	$ 101,830	$ -

A Share transactions for Multi-Manager are for the period December 20, 2012 (commencement of operations) to March 31, 2013.

B Share transactions for Class L and Class N are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the total outstanding shares of the following funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	34%
Strategic Advisers Multi-Manager 2005 Fund	98%
Strategic Advisers Multi-Manager 2010 Fund	66%
Strategic Advisers Multi-Manager 2015 Fund	37%
Strategic Advisers Multi-Manager 2020 Fund	19%
Strategic Advisers Multi-Manager 2025 Fund	59%
Strategic Advisers Multi-Manager 2030 Fund	32%
Strategic Advisers Multi-Manager 2035 Fund	57%
Strategic Advisers Multi-Manager 2040 Fund	64%
Strategic Advisers Multi-Manager 2045 Fund	61%
Strategic Advisers Multi-Manager 2050 Fund	40%
Strategic Advisers Multi-Manager 2055 Fund	59%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the Funds), each a fund of Fidelity Boylston Street Trust, including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund as of March 31, 2014, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Strategic Advisers Multi-Manager Target Date Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Strategic Advisers Multi-Manager Target Date Fund's activities, review contractual arrangements with companies that provide services to each Strategic Advisers Multi-Manager Target Date Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Strategic Advisers Multi-Manager Target Date Fund's performance. If the interests of a Strategic Advisers Multi-Manager Target Date Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Strategic Advisers Multi-Manager Target Date Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Annual Report

Trustees and Officers - continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2007 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2012 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Strategic Advisers Multi-Manager Income Fund	05/05/14	05/02/14	$0.018	$0.032
Strategic Advisers Multi-Manager 2005 Fund	05/12/14	05/09/14	$0.032	$0.098
Strategic Advisers Multi-Manager 2010 Fund	05/12/14	05/09/14	$0.023	$0.082
Strategic Advisers Multi-Manager 2015 Fund	05/12/14	05/09/14	$0.025	$0.099
Strategic Advisers Multi-Manager 2020 Fund	05/12/14	05/09/14	$0.023	$0.093
Strategic Advisers Multi-Manager 2025 Fund	05/12/14	05/09/14	$0.023	$0.178
Strategic Advisers Multi-Manager 2030 Fund	05/12/14	05/09/14	$0.014	$0.212
Strategic Advisers Multi-Manager 2035 Fund	05/12/14	05/09/14	$0.008	$0.193
Strategic Advisers Multi-Manager 2040 Fund	05/12/14	05/09/14	$0.013	$0.188
Strategic Advisers Multi-Manager 2045 Fund	05/12/14	05/09/14	$0.009	$0.184
Strategic Advisers Multi-Manager 2050 Fund	05/12/14	05/09/14	$0.011	$0.207
Strategic Advisers Multi-Manager 2055 Fund	05/12/14	05/09/14	$0.011	$0.199

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Strategic Advisers Multi-Manager Income Fund	$2,692
Strategic Advisers Multi-Manager 2005 Fund	$3,545
Strategic Advisers Multi-Manager 2010 Fund	$6,074
Strategic Advisers Multi-Manager 2015 Fund	$8,783
Strategic Advisers Multi-Manager 2020 Fund	$15,833
Strategic Advisers Multi-Manager 2025 Fund	$9,766
Strategic Advisers Multi-Manager 2030 Fund	$20,205
Strategic Advisers Multi-Manager 2035 Fund	$12,236
Strategic Advisers Multi-Manager 2040 Fund	$9,603
Strategic Advisers Multi-Manager 2045 Fund	$10,164
Strategic Advisers Multi-Manager 2050 Fund	$17,818
Strategic Advisers Multi-Manager 2055 Fund	$11,795

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Strategic Advisers Multi-Manager Income Fund	18.29%
Strategic Advisers Multi-Manager 2005 Fund	10.98%
Strategic Advisers Multi-Manager 2010 Fund	8.28%
Strategic Advisers Multi-Manager 2015 Fund	5.87%
Strategic Advisers Multi-Manager 2020 Fund	4.00%
Strategic Advisers Multi-Manager 2025 Fund	2.21%
Strategic Advisers Multi-Manager 2030 Fund	0.75%
Strategic Advisers Multi-Manager 2035 Fund	0.07%
Strategic Advisers Multi-Manager 2040 Fund	0.03%
Strategic Advisers Multi-Manager 2045 Fund	0.02%
Strategic Advisers Multi-Manager 2050 Fund	0.02%
Strategic Advisers Multi-Manager 2055 Fund	0.01%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

Strategic Advisers Multi-Manager Income Fund
May-2013	1%
June-2013	13%
July-2013	13%
August-2013	13%
September-2013	13%
October-2013	13%
November-2013	13%
December-2013	13%
Strategic Advisers Multi-Manager 2005 Fund
May-2013	21%
December-2013	22%
Strategic Advisers Multi-Manager 2010 Fund
May-2013	25%
December-2013	24%
Strategic Advisers Multi-Manager 2015 Fund
May-2013	26%
December-2013	25%
Strategic Advisers Multi-Manager 2020 Fund
May-2013	28%
December-2013	28%
Strategic Advisers Multi-Manager 2025 Fund
May-2013	34%
December-2013	28%
Strategic Advisers Multi-Manager 2030 Fund
May-2013	37%
December-2013	32%
Strategic Advisers Multi-Manager 2035 Fund
May-2013	45%
December-2013	34%
Strategic Advisers Multi-Manager 2040 Fund
May-2013	47%
December-2013	35%
Strategic Advisers Multi-Manager 2045 Fund
May-2013	48%
December-2013	35%
Strategic Advisers Multi-Manager 2050 Fund
May-2013	49%
December-2013	36%
Strategic Advisers Multi-Manager 2055 Fund
May-2013	53%
December-2013	38%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Strategic Advisers Multi-Manager Income Fund
May-2013	3%
June-2013	21%
July-2013	21%
August-2013	21%
September-2013	21%
October-2013	21%
November-2013	21%
December-2013	21%
Strategic Advisers Multi-Manager 2005 Fund
May-2013	26%
December-2013	35%
Strategic Advisers Multi-Manager 2010 Fund
May-2013	30%
December-2013	40%
Strategic Advisers Multi-Manager 2015 Fund
May-2013	31%
December-2013	41%
Strategic Advisers Multi-Manager 2020 Fund
May-2013	34%
December-2013	45%
Strategic Advisers Multi-Manager 2025 Fund
May-2013	41%
December-2013	46%
Strategic Advisers Multi-Manager 2030 Fund
May-2013	44%
December-2013	54%
Strategic Advisers Multi-Manager 2035 Fund
May-2013	55%
December-2013	56%
Strategic Advisers Multi-Manager 2040 Fund
May-2013	57%
December-2013	59%
Strategic Advisers Multi-Manager 2045 Fund
May-2013	59%
December-2013	57%
Strategic Advisers Multi-Manager 2050 Fund
May-2013	60%
December-2013	59%
Strategic Advisers Multi-Manager 2055 Fund
May-2013	64%
December-2013	60%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OLF-UANN-0514
1.954273.101

Strategic Advisers® Multi-Manager Target Date Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 -
Class L and Class N

Annual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Strategic Advisers® Multi-Manager Income Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2005 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2010 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2015 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2020 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2025 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2030 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2035 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2040 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2045 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2050 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Strategic Advisers Multi-Manager 2055 Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Strategic Advisers® Multi-Manager Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	3.79%	4.33%
Class NC	3.73%	4.29%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager Income Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers® Multi-Manager Income Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	6.09%	6.94%
Class NC	5.97%	6.85%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2005 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2005 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2005 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	7.99%	9.10%
Class NC	7.97%	9.09%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2010 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2010 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2010 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	8.68%	9.73%
Class NC	8.56%	9.64%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2015 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2015 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2015 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	9.40%	10.63%
Class NC	9.38%	10.62%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2020 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2020 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2020 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	11.77%	13.18%
Class NC	11.75%	13.17%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2025 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2025 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2025 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	12.66%	14.06%
Class NC	12.64%	14.04%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2030 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2030 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2030 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	14.45%	15.99%
Class NC	14.43%	15.98%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2035 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2035 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2035 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	14.65%	16.24%
Class NC	14.63%	16.22%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2040 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2040 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2040 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	15.00%	16.69%
Class NC	14.89%	16.60%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2045 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2045 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2045 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	15.13%	16.88%
Class NC	15.02%	16.79%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2050 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2050 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2050 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended March 31, 2014	Past 1 year	Life of fundA
Class LB	15.66%	17.47%
Class NC	15.54%	17.38%

A From December 20, 2012.

B The initial offering of Class L shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2055 Fund, the original class of the fund.

C Class N shares bear a 0.25% 12b-1 fee. The initial offering of Class N shares took place on December 4, 2013. Returns prior to December 4, 2013, are those of Strategic Advisers Multi-Manager 2055 Fund, the original class of the fund, which has no 12b-1 fee. Had Class N's 12b-1 fee been reflected, returns prior to December 4, 2013, would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Strategic Advisers Multi-Manager 2055 Fund - Class L on December 20, 2012, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period. See footnote B above for additional information regarding the performance of Class L.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014) for Multi-Manager, and for the period (December 4, 2013 to March 31, 2014) for Class L and Class N. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in underlying funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value March 31, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income	.05%
Actual		$ 1,000.00	$ 1,032.90	$ .25 C
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25 D
Class L	.06%
Actual		$ 1,000.00	$ 1,020.00	$ .20 C
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30 D
Class N	.32%
Actual		$ 1,000.00	$ 1,019.40	$ 1.04 C
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.61 D
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	.05%
Actual		$ 1,000.00	$ 1,045.20	$ .25 C
HypotheticalA		$ 1,000.00	$ 1,024.68	$ .25 D
Class L	.07%
Actual		$ 1,000.00	$ 1,026.40	$ .23 C
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35 D
Class N	.33%
Actual		$ 1,000.00	$ 1,025.20	$ 1.08 C
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.66 D
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value March 31, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	.06%
Actual		$ 1,000.00	$ 1,054.40	$ .31 C
HypotheticalA		$ 1,000.00	$ 1,024.63	$ .30 D
Class L	.07%
Actual		$ 1,000.00	$ 1,029.70	$ .23 C
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .35 D
Class N	.32%
Actual		$ 1,000.00	$ 1,029.50	$ 1.05 C
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.61 D
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.10%
Actual		$ 1,000.00	$ 1,059.90	$ .51 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,033.40	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,032.20	$ 1.15 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	.09%
Actual		$ 1,000.00	$ 1,064.80	$ .46 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Class L	.09%
Actual		$ 1,000.00	$ 1,035.50	$ .30 C
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .45 D
Class N	.35%
Actual		$ 1,000.00	$ 1,035.30	$ 1.15 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%
Actual		$ 1,000.00	$ 1,074.40	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,039.60	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,039.40	$ 1.15 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%
Actual		$ 1,000.00	$ 1,079.70	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,043.20	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,043.00	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value March 31, 2014	Expenses Paid During Period
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%
Actual		$ 1,000.00	$ 1,084.70	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.00	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.80	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%
Actual		$ 1,000.00	$ 1,086.60	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.00	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.90	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%
Actual		$ 1,000.00	$ 1,086.50	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.10	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.10	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%
Actual		$ 1,000.00	$ 1,087.70	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.40	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.30	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%
Actual		$ 1,000.00	$ 1,088.50	$ .52 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class L	.10%
Actual		$ 1,000.00	$ 1,045.40	$ .33 C
HypotheticalA		$ 1,000.00	$ 1,024.43	$ .50 D
Class N	.35%
Actual		$ 1,000.00	$ 1,044.40	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 1.77 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Annual Report

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) for Multi-Manager, and multiplied by 118/365 (to reflect the period December 4, 2013 to March 31, 2014) for Class L and Class N. The fees and expenses of the underlying funds in which each Fund invests are not included in each Class' annualized expense ratio.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying funds in which each Fund invests are not included in each Class' annualized expense ratio.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	2.0
Strategic Advisers Core Multi-Manager Fund Class F	4.9	3.9
Strategic Advisers Growth Multi-Manager Fund Class F	4.0	3.3
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2.4	2.1
Strategic Advisers Value Multi-Manager Fund Class F	4.9	3.8
	17.3	15.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	1.6	1.3
Strategic Advisers International Multi-Manager Fund Class F	5.6	4.3
	7.2	5.6
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.6	0.5
Fidelity Series Floating Rate High Income Fund Class F	1.2	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	3.0	11.2
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	35.7	21.6
Strategic Advisers Income Opportunities Fund of Funds Class F	5.0	4.8
	45.9	39.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	16.3	21.8
Fidelity Short-Term Bond Fund Class F	13.3	17.9
	29.6	39.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	17.3%
International EquityFunds	7.2%
Bond Funds	45.9%
Short-Term Funds	29.6%

Six months ago
Domestic Equity Funds**	15.1%
International EquityFunds	5.6%
Bond Funds	39.6%
Short-Term Funds	39.7%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 17.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,137	$ 9,668
Strategic Advisers Core Multi-Manager Fund Class F (c)	3,152	43,839
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,511	36,138
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,630	21,929
Strategic Advisers Value Multi-Manager Fund Class F (c)	3,040	44,663
TOTAL DOMESTIC EQUITY FUNDS (Cost $148,769)		156,237
International Equity Funds - 7.2%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,449	14,576
Strategic Advisers International Multi-Manager Fund Class F (c)	4,011	50,940
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,400)		65,516
Bond Funds - 45.9%

Fidelity Series Emerging Markets Debt Fund Class F (c)	561	5,720
Fidelity Series Floating Rate High Income Fund Class F (c)	992	10,380
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	2,724	26,861

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	349	$ 3,942
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	32,988	323,286
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,176	45,313
TOTAL BOND FUNDS (Cost $415,750)		415,502
Short-Term Funds - 29.6%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	147,513	147,513
Fidelity Short-Term Bond Fund Class F (c)	14,078	120,930
TOTAL SHORT-TERM FUNDS (Cost $268,446)		268,443
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $896,365)		905,698
NET OTHER ASSETS (LIABILITIES) - 0.0%		(48)
NET ASSETS - 100%		$ 905,650
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 22,105	$ 152,672	$ 27,265	$ 45	$ 147,513
Fidelity Series Commodity Strategy Fund Class F	1,998	10,534	3,226	-	9,668
Fidelity Series Emerging Markets Debt Fund Class F	537	5,465	353	90	5,720
Fidelity Series Floating Rate High Income Fund Class F	1,173	9,877	624	140	10,380
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,969	47,174	29,995	26	26,861
Fidelity Series Real Estate Income Fund Class F	379	3,753	244	63	3,942
Fidelity Short-Term Bond Fund Class F	18,128	125,300	22,452	413	120,930
Strategic Advisers Core Income Multi-Manager Fund Class F	21,684	320,411	19,154	2,173	323,286
Strategic Advisers Core Multi-Manager Fund Class F	4,006	41,592	3,473	87	43,839
Strategic Advisers Emerging Markets Fund of Funds Class F	1,310	13,727	794	63	14,576
Strategic Advisers Growth Multi-Manager Fund Class F	3,325	34,486	3,048	60	36,138
Strategic Advisers Income Opportunities Fund of Funds Class F	4,807	42,481	2,587	820	45,313
Strategic Advisers International Multi-Manager Fund Class F	4,260	48,190	3,103	223	50,940
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	2,033	21,448	1,804	1	21,929
Strategic Advisers Value Multi-Manager Fund Class F	4,016	41,661	3,567	105	44,663
Total	$ 101,730	$ 918,771	$ 121,689	$ 4,309	$ 905,698
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager Income Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $896,365) - See accompanying schedule		$ 905,698
Receivable for fund shares sold		8,609
Total assets		914,307

Liabilities
Payable for investments purchased	$ 8,606
Distribution and service plan fees payable	21
Transfer agent fees payable	30
Total liabilities		8,657

Net Assets		$ 905,650
Net Assets consist of:
Paid in capital		$ 893,751
Undistributed net investment income		1,214
Accumulated undistributed net realized gain (loss) on investments		1,352
Net unrealized appreciation (depreciation) on investments		9,333
Net Assets		$ 905,650

Multi-Manager Income: Net Asset Value, offering price and redemption price per share ($701,637 ÷ 68,154 shares)		$ 10.29

Class L: Net Asset Value, offering price and redemption price per share ($102,048 ÷ 9,913 shares)		$ 10.29

Class N: Net Asset Value, offering price and redemption price per share ($101,965 ÷ 9,908 shares)		$ 10.29

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 4,309

Expenses
Transfer agent fees	$ 162
Distribution and service plan fees	82
Independent trustees' compensation	1
Total expenses		245
Net investment income (loss)		4,064
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,699)
Capital gain distributions from underlying funds	5,096
Total net realized gain (loss)		3,397
Change in net unrealized appreciation (depreciation) on underlying funds		8,586
Net gain (loss)		11,983
Net increase (decrease) in net assets resulting from operations		$ 16,047

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,064	$ 427
Net realized gain (loss)	3,397	543
Change in net unrealized appreciation (depreciation)	8,586	747
Net increase (decrease) in net assets resulting from operations	16,047	1,717
Distributions to shareholders from net investment income	(2,967)	(310)
Distributions to shareholders from net realized gain	(2,588)	-
Total distributions	(5,555)	(310)
Share transactions - net increase (decrease)	793,441	100,310
Total increase (decrease) in net assets	803,933	101,717

Net Assets
Beginning of period	101,717	-
End of period (including undistributed net investment income of $1,214 and undistributed net investment income of $117, respectively)	$ 905,650	$ 101,717

Financial Highlights - Multi-Manager Income

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.04
Net realized and unrealized gain (loss)	.24	.13
Total from investment operations	.38	.17
Distributions from net investment income	(.12)	(.03)
Distributions from net realized gain	(.11)	-
Total distributions	(.23)	(.03)
Net asset value, end of period	$ 10.29	$ 10.14
Total Return B, C	3.79%	1.71%
Ratios to Average Net Assets E, G
Expenses before reductions	.06%	.15% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.43%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 702	$ 102
Portfolio turnover rate E	40%	0% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.15
Total from investment operations	.20
Distributions from net investment income	(.04)
Distributions from net realized gain	(.06)
Total distributions	(.10)
Net asset value, end of period	$ 10.29
Total Return B	2.00%
Ratios to Average Net Assets D, F
Expenses before reductions	.06% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate D	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.19
Income from Investment Operations
Net investment income (loss) C	.04
Net realized and unrealized gain (loss)	.16
Total from investment operations	.20
Distributions from net investment income	(.04)
Distributions from net realized gain	(.06)
Total distributions	(.10)
Net asset value, end of period	$ 10.29
Total Return B	1.94%
Ratios to Average Net Assets D, F
Expenses before reductions	.32% A
Expenses net of fee waivers, if any	.32% A
Expenses net of all reductions	.32% A
Net investment income (loss)	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rate D	40%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	3.6
Strategic Advisers Core Multi-Manager Fund Class F	8.3	6.3
Strategic Advisers Growth Multi-Manager Fund Class F	6.8	5.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4.2	3.4
Strategic Advisers Value Multi-Manager Fund Class F	8.5	6.3
	28.7	25.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	2.7	2.2
Strategic Advisers International Multi-Manager Fund Class F	9.5	7.3
	12.2	9.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.6
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	2.2	8.9
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	29.9	17.9
Strategic Advisers Income Opportunities Fund of Funds Class F	5.4	4.6
	39.8	33.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	10.6	17.5
Fidelity Short-Term Bond Fund Class F	8.7	14.4
	19.3	31.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	28.7%
International EquityFunds	12.2%
Bond Funds	39.8%
Short-Term Funds	19.3%

Six months ago
Domestic Equity Funds**	25.0%
International EquityFunds	9.5%
Bond Funds	33.6%
Short-Term Funds	31.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 28.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	339	$ 2,884
Strategic Advisers Core Multi-Manager Fund Class F (c)	1,912	26,591
Strategic Advisers Growth Multi-Manager Fund Class F (c)	1,521	21,891
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	996	13,394
Strategic Advisers Value Multi-Manager Fund Class F (c)	1,847	27,130
TOTAL DOMESTIC EQUITY FUNDS (Cost $86,701)		91,890
International Equity Funds - 12.2%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	848	8,528
Strategic Advisers International Multi-Manager Fund Class F (c)	2,394	30,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $37,644)		38,934
Bond Funds - 39.8%

Fidelity Series Emerging Markets Debt Fund Class F (c)	205	2,089
Fidelity Series Floating Rate High Income Fund Class F (c)	346	3,617
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	719	7,088

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	130	$ 1,468
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,756	95,610
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	1,594	17,292
TOTAL BOND FUNDS (Cost $127,758)		127,164
Short-Term Funds - 19.3%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	33,944	33,944
Fidelity Short-Term Bond Fund Class F (c)	3,242	27,846
TOTAL SHORT-TERM FUNDS (Cost $61,788)		61,790
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $313,891)		319,778
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32)
NET ASSETS - 100%		$ 319,746
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 16,995	$ 38,532	$ 21,583	$ 22	$ 33,944
Fidelity Series Commodity Strategy Fund Class F	3,876	7,508	8,403	-	2,884
Fidelity Series Emerging Markets Debt Fund Class F	676	1,430	3	61	2,089
Fidelity Series Floating Rate High Income Fund Class F	1,173	2,523	18	86	3,617
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,604	19,634	20,829	11	7,088
Fidelity Series Real Estate Income Fund Class F	495	993	22	51	1,468
Fidelity Short-Term Bond Fund Class F	13,932	31,685	17,738	184	27,846
Strategic Advisers Core Income Multi-Manager Fund Class F	18,332	77,837	624	1,045	95,610
Strategic Advisers Core Multi-Manager Fund Class F	6,928	20,071	1,475	130	26,591
Strategic Advisers Emerging Markets Fund of Funds Class F	2,277	6,415	9	90	8,528
Strategic Advisers Growth Multi-Manager Fund Class F	5,753	16,094	1,130	88	21,891
Strategic Advisers Income Opportunities Fund of Funds Class F	4,755	12,390	137	506	17,292
Strategic Advisers International Multi-Manager Fund Class F	7,449	22,378	628	313	30,406
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	3,501	10,784	590	-	13,394
Strategic Advisers Value Multi-Manager Fund Class F	6,933	20,019	1,415	158	27,130
Total	$ 102,679	$ 288,293	$ 74,604	$ 2,745	$ 319,778
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $313,891) - See accompanying schedule		$ 319,778

Liabilities
Transfer agent fee payable	$ 12
Distribution and service plan fees payable	20
Total liabilities		32

Net Assets		$ 319,746
Net Assets consist of:
Paid in capital		$ 310,650
Undistributed net investment income		833
Accumulated undistributed net realized gain (loss) on investments		2,376
Net unrealized appreciation (depreciation) on investments		5,887
Net Assets		$ 319,746

Multi-Manager 2005: Net Asset Value, offering price and redemption price per share ($114,528 ÷ 10,756 shares)		$ 10.65

Class L: Net Asset Value, offering price and redemption price per share ($102,651 ÷ 9,647 shares)		$ 10.64

Class N: Net Asset Value, offering price and redemption price per share ($102,567 ÷ 9,645 shares)		$ 10.63

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 2,745

Expenses
Transfer agent fees	$ 109
Distribution and service plan fees	82
Total expenses		191
Net investment income (loss)		2,554
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(831)
Capital gain distributions from underlying funds	5,776
Total net realized gain (loss)		4,945
Change in net unrealized appreciation (depreciation) on underlying funds		4,240
Net gain (loss)		9,185
Net increase (decrease) in net assets resulting from operations		$ 11,739

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2005 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,554	$ 460
Net realized gain (loss)	4,945	560
Change in net unrealized appreciation (depreciation)	4,240	1,647
Net increase (decrease) in net assets resulting from operations	11,739	2,667
Distributions to shareholders from net investment income	(2,131)	-
Distributions to shareholders from net realized gain	(3,179)	-
Total distributions	(5,310)	-
Share transactions - net increase (decrease)	210,650	100,000
Total increase (decrease) in net assets	217,079	102,667

Net Assets
Beginning of period	102,667	-
End of period (including undistributed net investment income of $833 and undistributed net investment income of $460, respectively)	$ 319,746	$ 102,667

Financial Highlights - Multi-Manager 2005

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.14	.05
Net realized and unrealized gain (loss)	.49	.22
Total from investment operations	.63	.27
Distributions from net investment income	(.10)	-
Distributions from net realized gain	(.15)	-
Total distributions	(.25)	-
Net asset value, end of period	$ 10.65	$ 10.27
Total Return B, C	6.18%	2.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.06%	.15% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.32%	1.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 115	$ 103
Portfolio turnover rate E	44%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.22
Total from investment operations	.28
Distributions from net investment income	(.06)
Distributions from net realized gain	(.09)
Total distributions	(.15)
Net asset value, end of period	$ 10.64
Total Return B	2.64%
Ratios to Average Net Assets D, F
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.21
Total from investment operations	.26
Distributions from net investment income	(.06)
Distributions from net realized gain	(.09)
Total distributions	(.14) G
Net asset value, end of period	$ 10.63
Total Return B	2.52%
Ratios to Average Net Assets D, F
Expenses before reductions	.33% A
Expenses net of fee waivers, if any	.33% A
Expenses net of all reductions	.33% A
Net investment income (loss)	1.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	44%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.14 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	5.1
Strategic Advisers Core Multi-Manager Fund Class F	10.2	9.0
Strategic Advisers Growth Multi-Manager Fund Class F	8.4	7.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.1	4.7
Strategic Advisers Value Multi-Manager Fund Class F	10.4	8.8
	35.0	35.3
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.2	2.9
Strategic Advisers International Multi-Manager Fund Class F	11.6	10.3
	14.8	13.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.9	9.7
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	26.4	21.4
Strategic Advisers Income Opportunities Fund of Funds Class F	5.6	4.6
	36.2	38.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	7.7	7.4
Fidelity Short-Term Bond Fund Class F	6.3	6.1
	14.0	13.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	35.0%
International Equity Funds	14.8%
Bond Funds	36.2%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds**	35.3%
International Equity Funds	13.2%
Bond Funds	38.0%
Short-Term Funds	13.5%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 35.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	475	$ 4,040
Strategic Advisers Core Multi-Manager Fund Class F (c)	3,543	49,290
Strategic Advisers Growth Multi-Manager Fund Class F (c)	2,817	40,538
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	1,844	24,805
Strategic Advisers Value Multi-Manager Fund Class F (c)	3,424	50,296
TOTAL DOMESTIC EQUITY FUNDS (Cost $158,277)		168,969
International Equity Funds - 14.8%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	1,539	15,481
Strategic Advisers International Multi-Manager Fund Class F (c)	4,412	56,034
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $68,763)		71,515
Bond Funds - 36.2%

Fidelity Series Emerging Markets Debt Fund Class F (c)	314	3,200
Fidelity Series Floating Rate High Income Fund Class F (c)	515	5,385
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	904	8,917

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	214	$ 2,416
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	13,022	127,611
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	2,500	27,130
TOTAL BOND FUNDS (Cost $175,253)		174,659
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	37,268	37,268
Fidelity Short-Term Bond Fund Class F (c)	3,558	30,562
TOTAL SHORT-TERM FUNDS (Cost $67,821)		67,830
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $470,114)	482,973
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41)
NET ASSETS - 100%	$ 482,932
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 7,142	$ 31,183	$ 1,058	$ 17	$ 37,268
Fidelity Series Commodity Strategy Fund Class F	5,338	15,988	16,972	-	4,040
Fidelity Series Emerging Markets Debt Fund Class F	676	2,535	3	85	3,200
Fidelity Series Floating Rate High Income Fund Class F	1,173	4,295	15	118	5,385
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,536	30,530	30,521	14	8,917
Fidelity Series Real Estate Income Fund Class F	538	1,866	2	75	2,416
Fidelity Short-Term Bond Fund Class F	5,855	25,618	917	149	30,562
Strategic Advisers Core Income Multi-Manager Fund Class F	22,352	106,266	881	1,442	127,611
Strategic Advisers Core Multi-Manager Fund Class F	9,550	39,342	1,978	217	49,290
Strategic Advisers Emerging Markets Fund of Funds Class F	3,114	12,761	322	143	15,481
Strategic Advisers Growth Multi-Manager Fund Class F	7,933	32,154	2,107	144	40,538
Strategic Advisers Income Opportunities Fund of Funds Class F	4,766	22,047	178	719	27,130
Strategic Advisers International Multi-Manager Fund Class F	10,161	43,719	287	549	56,034
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	4,825	21,037	1,043	-	24,805
Strategic Advisers Value Multi-Manager Fund Class F	9,558	39,237	1,887	263	50,296
Total	$ 103,517	$ 428,578	$ 58,171	$ 3,935	$ 482,973
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $470,114) - See accompanying schedule		$ 482,973
Receivable for fund shares sold		230
Total assets		483,203

Liabilities
Payable for investments purchased	$ 230
Transfer agent fee payable	20
Distribution and service plan fees payable	21
Total liabilities		271

Net Assets		$ 482,932
Net Assets consist of:
Paid in capital		$ 465,354
Undistributed net investment income		1,144
Accumulated undistributed net realized gain (loss) on investments		3,575
Net unrealized appreciation (depreciation) on investments		12,859
Net Assets		$ 482,932
Multi-Manager 2010: Net Asset Value, offering price and redemption price per share ($277,024 ÷ 25,487 shares)		$ 10.87

Class L: Net Asset Value, offering price and redemption price per share ($102,996 ÷ 9,473 shares)		$ 10.87

Class N: Net Asset Value, offering price and redemption price per share ($102,912 ÷ 9,471 shares)		$ 10.87

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,935

Expenses
Transfer agent fees	$ 141
Distribution and service plan fees	82
Independent trustees' compensation	1
Total expenses		224
Net investment income (loss)		3,711
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,496)
Capital gain distributions from underlying funds	9,063
Total net realized gain (loss)		7,567
Change in net unrealized appreciation (depreciation) on underlying funds		10,546
Net gain (loss)		18,113
Net increase (decrease) in net assets resulting from operations		$ 21,824

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,711	$ 531
Net realized gain (loss)	7,567	661
Change in net unrealized appreciation (depreciation)	10,546	2,313
Net increase (decrease) in net assets resulting from operations	21,824	3,505
Distributions to shareholders from net investment income	(3,058)	-
Distributions to shareholders from net realized gain	(4,695)	-
Total distributions	(7,753)	-
Share transactions - net increase (decrease)	365,356	100,000
Total increase (decrease) in net assets	379,427	103,505

Net Assets
Beginning of period	103,505	-
End of period (including undistributed net investment income of $1,144 and undistributed net investment income of $531, respectively)	$ 482,932	$ 103,505

Financial Highlights - Multi-Manager 2010

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.05
Net realized and unrealized gain (loss)	.67	.30
Total from investment operations	.82	.35
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.30)	-
Net asset value, end of period	$ 10.87	$ 10.35
Total Return B, C	8.00%	3.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.06%	.17% A
Expenses net of fee waivers, if any	.06%	.06% A
Expenses net of all reductions	.06%	.06% A
Net investment income (loss)	1.45%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 277	$ 104
Portfolio turnover rate E	24%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.07
Net realized and unrealized gain (loss)	.25
Total from investment operations	.32
Distributions from net investment income	(.07)
Distributions from net realized gain	(.11)
Total distributions	(.18)
Net asset value, end of period	$ 10.87
Total Return B	2.97%
Ratios to Average Net Assets D, F
Expenses before reductions	.07% A
Expenses net of fee waivers, if any	.07% A
Expenses net of all reductions	.07% A
Net investment income (loss)	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.73
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.25
Total from investment operations	.31
Distributions from net investment income	(.07)
Distributions from net realized gain	(.11)
Total distributions	(.17) G
Net asset value, end of period	$ 10.87
Total Return B	2.95%
Ratios to Average Net Assets D, F
Expenses before reductions	.32% A
Expenses net of fee waivers, if any	.32% A
Expenses net of all reductions	.32% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.17 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.108 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	5.3
Strategic Advisers Core Multi-Manager Fund Class F	11.7	9.4
Strategic Advisers Growth Multi-Manager Fund Class F	9.7	8.0
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5.9	4.8
Strategic Advisers Value Multi-Manager Fund Class F	12.0	9.3
	40.3	36.8
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.6	3.2
Strategic Advisers International Multi-Manager Fund Class F	13.3	10.6
	16.9	13.8
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.4	9.9
Fidelity Series Real Estate Income Fund Class F	0.6	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	23.6	22.7
Strategic Advisers Income Opportunities Fund of Funds Class F	5.7	4.6
	33.1	39.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	5.3	5.4
Fidelity Short-Term Bond Fund Class F	4.4	4.5
	9.7	9.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	40.3%
International Equity Funds	16.9%
Bond Funds	33.1%
Short-Term Funds	9.7%

Six months ago
Domestic Equity Funds**	36.8%
International Equity Funds	13.8%
Bond Funds	39.5%
Short-Term Funds	9.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 40.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	1,052	$ 8,942
Strategic Advisers Core Multi-Manager Fund Class F (c)	7,275	101,196
Strategic Advisers Growth Multi-Manager Fund Class F (c)	5,781	83,187
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,751	50,455
Strategic Advisers Value Multi-Manager Fund Class F (c)	7,007	102,936
TOTAL DOMESTIC EQUITY FUNDS (Cost $327,954)		346,716
International Equity Funds - 16.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	3,114	31,325
Strategic Advisers International Multi-Manager Fund Class F (c)	9,024	114,605
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $141,533)		145,930
Bond Funds - 33.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	563	5,747
Fidelity Series Floating Rate High Income Fund Class F (c)	914	9,555
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,221	12,039

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	407	$ 4,590
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	20,742	203,267
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	4,544	49,301
TOTAL BOND FUNDS (Cost $282,218)		284,499
Short-Term Funds - 9.7%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	45,893	45,893
Fidelity Short-Term Bond Fund Class F (c)	4,377	37,596
TOTAL SHORT-TERM FUNDS (Cost $83,420)		83,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $835,125)	860,634
NET OTHER ASSETS (LIABILITIES) - 0.0%	(113)
NET ASSETS - 100%	$ 860,521
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 5,550	$ 45,595	$ 5,252	$ 19	$ 45,893
Fidelity Series Commodity Strategy Fund Class F	5,577	30,593	27,097	-	8,942
Fidelity Series Emerging Markets Debt Fund Class F	676	5,518	480	147	5,747
Fidelity Series Floating Rate High Income Fund Class F	1,173	9,252	784	196	9,555
Fidelity Series Inflation-Protected Bond Index Fund Class F	10,416	53,580	50,582	20	12,039
Fidelity Series Real Estate Income Fund Class F	590	4,258	333	125	4,590
Fidelity Short-Term Bond Fund Class F	4,551	37,293	4,311	179	37,596
Strategic Advisers Core Income Multi-Manager Fund Class F	23,335	198,541	20,110	2,273	203,267
Strategic Advisers Core Multi-Manager Fund Class F	9,954	94,674	8,219	338	101,196
Strategic Advisers Emerging Markets Fund of Funds Class F	3,234	30,640	2,446	248	31,325
Strategic Advisers Growth Multi-Manager Fund Class F	8,273	77,279	6,961	242	83,187
Strategic Advisers Income Opportunities Fund of Funds Class F	4,755	46,965	3,518	1,240	49,301
Strategic Advisers International Multi-Manager Fund Class F	10,566	108,143	8,103	953	114,605
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,029	49,921	4,234	-	50,455
Strategic Advisers Value Multi-Manager Fund Class F	9,970	95,006	8,482	409	102,936
Total	$ 103,649	$ 887,258	$ 150,912	$ 6,389	$ 860,634
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $835,125) - See accompanying schedule		$ 860,634
Receivable for fund shares sold		623
Total assets		861,257

Liabilities
Payable for investments purchased	$ 625
Transfer agent fee payable	90
Distribution and service plan fees payable	21
Total liabilities		736

Net Assets		$ 860,521
Net Assets consist of:
Paid in capital		$ 826,221
Undistributed net investment income		1,986
Accumulated undistributed net realized gain (loss) on investments		6,805
Net unrealized appreciation (depreciation) on investments		25,509
Net Assets		$ 860,521
Multi-Manager 2015: Net Asset Value, offering price and redemption price per share ($653,913 ÷ 59,608 shares)		$ 10.97

Class L: Net Asset Value, offering price and redemption price per share ($103,345 ÷ 9,420 shares)		$ 10.97

Class N: Net Asset Value, offering price and redemption price per share ($103,263 ÷ 9,418 shares)		$ 10.96

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 6,389

Expenses
Transfer agent fees	$ 399
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	483
Expense reductions	(4)	479
Net investment income (loss)		5,910
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,450)
Capital gain distributions from underlying funds	14,157
Total net realized gain (loss)		11,707
Change in net unrealized appreciation (depreciation) on underlying funds		23,088
Net gain (loss)		34,795
Net increase (decrease) in net assets resulting from operations		$ 40,705

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2015 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,910	$ 535
Net realized gain (loss)	11,707	670
Change in net unrealized appreciation (depreciation)	23,088	2,421
Net increase (decrease) in net assets resulting from operations	40,705	3,626
Distributions to shareholders from net investment income	(4,458)	-
Distributions to shareholders from net realized gain	(5,574)	-
Total distributions	(10,032)	-
Share transactions - net increase (decrease)	726,222	100,000
Total increase (decrease) in net assets	756,895	103,626

Net Assets
Beginning of period	103,626	-
End of period (including undistributed net investment income of $1,986 and undistributed net investment income of $535, respectively)	$ 860,521	$ 103,626

Financial Highlights - Multi-Manager 2015

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.05
Net realized and unrealized gain (loss)	.74	.31
Total from investment operations	.89	.36
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.16)	-
Total distributions	(.28)	-
Net asset value, end of period	$ 10.97	$ 10.36
Total Return B, C	8.68%	3.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.44%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 654	$ 104
Portfolio turnover rate E	38%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.30
Total from investment operations	.36
Distributions from net investment income	(.07)
Distributions from net realized gain	(.09)
Total distributions	(.16)
Net asset value, end of period	$ 10.97
Total Return B, C	3.34%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77
Income from Investment Operations
Net investment income (loss) D	.05
Net realized and unrealized gain (loss)	.30
Total from investment operations	.35
Distributions from net investment income	(.07)
Distributions from net realized gain	(.09)
Total distributions	(.16)
Net asset value, end of period	$ 10.96
Total Return B, C	3.22%
Ratios to Average Net Assets E, G
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	5.8
Strategic Advisers Core Multi-Manager Fund Class F	13.0	10.2
Strategic Advisers Growth Multi-Manager Fund Class F	10.7	8.7
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6.5	5.2
Strategic Advisers Value Multi-Manager Fund Class F	13.3	10.1
	44.5	40.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	3.9	3.5
Strategic Advisers International Multi-Manager Fund Class F	14.6	11.5
	18.5	15.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	1.1	1.1
Fidelity Series Inflation-Protected Bond Index Fund Class F	1.0	8.3
Fidelity Series Real Estate Income Fund Class F	0.5	0.6
Strategic Advisers Core Income Multi-Manager Fund Class F	21.3	21.9
Strategic Advisers Income Opportunities Fund of Funds Class F	6.1	5.1
	30.7	37.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	3.5	4.0
Fidelity Short-Term Bond Fund Class F	2.8	3.2
	6.3	7.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	44.5%
International EquityFunds	18.5%
Bond Funds	30.7%
Short-Term Funds	6.3%

Six months ago
Domestic Equity Funds**	40.0%
International EquityFunds	15.0%
Bond Funds	37.8%
Short-Term Funds	7.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	2,094	$ 17,801
Strategic Advisers Core Multi-Manager Fund Class F (c)	16,197	225,296
Strategic Advisers Growth Multi-Manager Fund Class F (c)	12,903	185,676
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	8,401	112,992
Strategic Advisers Value Multi-Manager Fund Class F (c)	15,626	229,540
TOTAL DOMESTIC EQUITY FUNDS (Cost $725,535)		771,305
International Equity Funds - 18.5%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	6,735	67,755
Strategic Advisers International Multi-Manager Fund Class F (c)	19,982	253,767
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $307,327)		321,522
Bond Funds - 30.7%

Fidelity Series Emerging Markets Debt Fund Class F (c)	1,239	12,640
Fidelity Series Floating Rate High Income Fund Class F (c)	1,807	18,901
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	1,692	16,681

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	821	$ 9,261
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	37,732	369,777
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	9,677	104,997
TOTAL BOND FUNDS (Cost $529,195)		532,257
Short-Term Funds - 6.3%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	59,864	59,864
Fidelity Short-Term Bond Fund Class F (c)	5,718	49,117
TOTAL SHORT-TERM FUNDS (Cost $108,916)		108,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,670,973)		1,734,065
NET OTHER ASSETS (LIABILITIES) - 0.0%		(167)
NET ASSETS - 100%		$ 1,733,898
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 3,795	$ 70,605	$ 14,536	$ 25	$ 59,864
Fidelity Series Commodity Strategy Fund Class F	6,133	65,598	53,444	-	17,801
Fidelity Series Emerging Markets Debt Fund Class F	805	13,748	1,976	321	12,640
Fidelity Series Floating Rate High Income Fund Class F	1,173	20,805	2,949	376	18,901
Fidelity Series Inflation-Protected Bond Index Fund Class F	8,630	93,727	83,702	24	16,681
Fidelity Series Real Estate Income Fund Class F	632	9,997	1,434	242	9,261
Fidelity Short-Term Bond Fund Class F	3,109	58,036	12,083	231	49,117
Strategic Advisers Core Income Multi-Manager Fund Class F	22,544	414,241	67,735	4,121	369,777
Strategic Advisers Core Multi-Manager Fund Class F	10,939	231,625	29,133	645	225,296
Strategic Advisers Emerging Markets Fund of Funds Class F	3,567	75,671	12,946	474	67,755
Strategic Advisers Growth Multi-Manager Fund Class F	9,093	190,286	25,175	446	185,676
Strategic Advisers Income Opportunities Fund of Funds Class F	5,446	109,448	11,952	2,522	104,997
Strategic Advisers International Multi-Manager Fund Class F	11,647	264,147	33,530	1,565	253,767
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	5,524	120,975	15,548	-	112,992
Strategic Advisers Value Multi-Manager Fund Class F	10,953	232,152	29,352	777	229,540
Total	$ 103,990	$ 1,971,061	$ 395,495	$ 11,769	$ 1,734,065
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $1,670,973) - See accompanying schedule		$ 1,734,065
Receivable for fund shares sold		1,581
Total assets		1,735,646

Liabilities
Payable for investments purchased	$ 1,583
Transfer agent fee payable	144
Distribution and service plan fees payable	21
Total liabilities		1,748

Net Assets		$ 1,733,898
Net Assets consist of:
Paid in capital		$ 1,656,211
Undistributed net investment income		3,586
Accumulated undistributed net realized gain (loss) on investments		11,009
Net unrealized appreciation (depreciation) on investments		63,092
Net Assets		$ 1,733,898

Multi-Manager 2020: Net Asset Value, offering price and redemption price per share ($1,526,823 ÷ 137,329 shares)		$ 11.12

Class L: Net Asset Value, offering price and redemption price per share ($103,579 ÷ 9,321 shares)		$ 11.11

Class N: Net Asset Value, offering price and redemption price per share ($103,496 ÷ 9,319 shares)		$ 11.11

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 11,769

Expenses
Transfer agent fees	$ 738
Distribution and service plan fees	83
Independent trustees' compensation	2
Total expenses		823
Net investment income (loss)		10,946
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,835)
Capital gain distributions from underlying funds	25,192
Total net realized gain (loss)		19,357
Change in net unrealized appreciation (depreciation) on underlying funds		60,340
Net gain (loss)		79,697
Net increase (decrease) in net assets resulting from operations		$ 90,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,946	$ 561
Net realized gain (loss)	19,357	655
Change in net unrealized appreciation (depreciation)	60,340	2,752
Net increase (decrease) in net assets resulting from operations	90,643	3,968
Distributions to shareholders from net investment income	(7,922)	-
Distributions to shareholders from net realized gain	(9,004)	-
Total distributions	(16,926)	-
Share transactions - net increase (decrease)	1,556,213	100,000
Total increase (decrease) in net assets	1,629,930	103,968

Net Assets
Beginning of period	103,968	-
End of period (including undistributed net investment income of $3,586 and undistributed net investment income of $561, respectively)	$ 1,733,898	$ 103,968

Financial Highlights - Multi-Manager 2020

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	.83	.34
Total from investment operations	.98	.40
Distributions from net investment income	(.12)	-
Distributions from net realized gain	(.14)	-
Total distributions	(.26)	-
Net asset value, end of period	$ 11.12	$ 10.40
Total Return B, C	9.50%	4.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.10%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.41%	1.97% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,527	$ 104
Portfolio turnover rate E	51%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.06
Net realized and unrealized gain (loss)	.32
Total from investment operations	.38
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.16) G
Net asset value, end of period	$ 11.11
Total Return B	3.55%
Ratios to Average Net Assets D, F
Expenses before reductions	.09% A
Expenses net of fee waivers, if any	.09% A
Expenses net of all reductions	.09% A
Net investment income (loss)	1.75% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate D	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.087 per share.

Financial Highlights - Class N

Year ended March 31,	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89
Income from Investment Operations
Net investment income (loss) C	.05
Net realized and unrealized gain (loss)	.33
Total from investment operations	.38
Distributions from net investment income	(.08)
Distributions from net realized gain	(.09)
Total distributions	(.16) G
Net asset value, end of period	$ 11.11
Total Return B	3.53%
Ratios to Average Net Assets D, F
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103
Portfolio turnover rate D	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

G Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.087 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	7.0
Strategic Advisers Core Multi-Manager Fund Class F	15.2	12.4
Strategic Advisers Growth Multi-Manager Fund Class F	12.5	10.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7.6	6.4
Strategic Advisers Value Multi-Manager Fund Class F	15.4	12.3
	51.6	48.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	4.7	4.2
Strategic Advisers International Multi-Manager Fund Class F	17.2	14.0
	21.9	18.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.9	1.0
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.5	5.6
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	17.2	17.4
Strategic Advisers Income Opportunities Fund of Funds Class F	6.3	6.8
	26.1	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Class F	0.2	0.5
Fidelity Short-Term Bond Fund Class F	0.2	0.5
	0.4	1.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	51.6%
International EquityFunds	21.9%
Bond Funds	26.1%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds**	48.7%
International EquityFunds	18.2%
Bond Funds	32.1%
Short-Term Funds	1.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(c)	622	$ 5,289
Strategic Advisers Core Multi-Manager Fund Class F (c)	6,059	84,280
Strategic Advisers Growth Multi-Manager Fund Class F (c)	4,815	69,294
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (c)	3,125	42,032
Strategic Advisers Value Multi-Manager Fund Class F (c)	5,835	85,720
TOTAL DOMESTIC EQUITY FUNDS (Cost $267,245)		286,615
International Equity Funds - 21.9%

Strategic Advisers Emerging Markets Fund of Funds Class F (c)	2,610	26,259
Strategic Advisers International Multi-Manager Fund Class F (c)	7,488	95,100
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $116,373)		121,359
Bond Funds - 26.1%

Fidelity Series Emerging Markets Debt Fund Class F (c)	386	3,939
Fidelity Series Floating Rate High Income Fund Class F (c)	481	5,031
Fidelity Series Inflation-Protected Bond Index Fund Class F (c)	296	2,916

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (c)	242	$ 2,731
Strategic Advisers Core Income Multi-Manager Fund Class F (c)	9,702	95,081
Strategic Advisers Income Opportunities Fund of Funds Class F (c)	3,218	34,913
TOTAL BOND FUNDS (Cost $142,964)		144,611
Short-Term Funds - 0.4%

Fidelity Institutional Money Market Portfolio Class F 0.09% (b)(c)	1,379	1,379
Fidelity Short-Term Bond Fund Class F (c)	132	1,131
TOTAL SHORT-TERM FUNDS (Cost $2,508)		2,510
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $529,090)		555,095
NET OTHER ASSETS (LIABILITIES) - 0.0%		(80)
NET ASSETS - 100%		$ 555,015
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Class F	$ 414	$ 4,982	$ 4,017	$ -	$ 1,379
Fidelity Series Commodity Strategy Fund Class F	7,583	39,435	40,846	-	5,289
Fidelity Series Emerging Markets Debt Fund Class F	805	4,937	1,808	125	3,939
Fidelity Series Floating Rate High Income Fund Class F	1,018	6,240	2,154	126	5,031
Fidelity Series Inflation-Protected Bond Index Fund Class F	5,663	31,625	33,755	6	2,916
Fidelity Series Real Estate Income Fund Class F	590	3,494	1,363	107	2,731
Fidelity Short-Term Bond Fund Class F	342	3,897	3,111	8	1,131
Strategic Advisers Core Income Multi-Manager Fund Class F	18,061	113,186	36,443	1,272	95,081
Strategic Advisers Core Multi-Manager Fund Class F	13,418	91,891	25,822	388	84,280
Strategic Advisers Emerging Markets Fund of Funds Class F	4,343	30,866	9,031	257	26,259
Strategic Advisers Growth Multi-Manager Fund Class F	11,152	74,808	21,745	274	69,294
Strategic Advisers Income Opportunities Fund of Funds Class F	7,014	42,709	15,759	1,172	34,913
Strategic Advisers International Multi-Manager Fund Class F	14,182	104,279	27,589	1,017	95,100
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	6,777	48,882	13,116	-	42,032
Strategic Advisers Value Multi-Manager Fund Class F	13,432	92,190	25,932	468	85,720
Total	$ 104,794	$ 693,421	$ 262,491	$ 5,220	$ 555,095
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $529,090) - See accompanying schedule		$ 555,095

Liabilities
Transfer agent fee payable	$ 58
Distribution and service plan fees payable	22
Total liabilities		80

Net Assets		$ 555,015
Net Assets consist of:
Paid in capital		$ 521,178
Undistributed net investment income		977
Accumulated undistributed net realized gain (loss) on investments		6,855
Net unrealized appreciation (depreciation) on investments		26,005
Net Assets		$ 555,015

Multi-Manager 2025: Net Asset Value, offering price and redemption price per share ($347,108 ÷ 30,526 shares)		$ 11.37

Class L: Net Asset Value, offering price and redemption price per share ($103,995 ÷ 9,144 shares)		$ 11.37

Class N: Net Asset Value, offering price and redemption price per share ($103,912 ÷ 9,142 shares)		$ 11.37

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 5,220

Expenses
Transfer agent fees	$ 342
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	426
Expense reductions	(44)	382
Net investment income (loss)		4,838
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(3,109)
Capital gain distributions from underlying funds	15,002
Total net realized gain (loss)		11,893
Change in net unrealized appreciation (depreciation) on underlying funds		22,436
Net gain (loss)		34,329
Net increase (decrease) in net assets resulting from operations		$ 39,167

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2025 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,838	$ 594
Net realized gain (loss)	11,893	607
Change in net unrealized appreciation (depreciation)	22,436	3,569
Net increase (decrease) in net assets resulting from operations	39,167	4,770
Distributions to shareholders from net investment income	(4,437)	-
Distributions to shareholders from net realized gain	(5,663)	-
Total distributions	(10,100)	-
Share transactions - net increase (decrease)	421,178	100,000
Total increase (decrease) in net assets	450,245	104,770

Net Assets
Beginning of period	104,770	-
End of period (including undistributed net investment income of $977 and undistributed net investment income of $594, respectively)	$ 555,015	$ 104,770

Financial Highlights - Multi-Manager 2025

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.06
Net realized and unrealized gain (loss)	1.06	.42
Total from investment operations	1.22	.48
Distributions from net investment income	(.15)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.33)	-
Net asset value, end of period	$ 11.37	$ 10.48
Total Return B, C	11.77%	4.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.12%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.49%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 347	$ 105
Portfolio turnover rate E	88%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.36
Total from investment operations	.44
Distributions from net investment income	(.09)
Distributions from net realized gain	(.12)
Total distributions	(.21)
Net asset value, end of period	$ 11.37
Total Return B, C	3.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.11% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.37
Total from investment operations	.44
Distributions from net investment income	(.09)
Distributions from net realized gain	(.12)
Total distributions	(.21)
Net asset value, end of period	$ 11.37
Total Return B, C	3.94%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	7.6
Strategic Advisers Core Multi-Manager Fund Class F	17.8	13.1
Strategic Advisers Growth Multi-Manager Fund Class F	14.6	11.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8.9	6.8
Strategic Advisers Value Multi-Manager Fund Class F	18.0	13.0
	60.2	51.7
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	4.3
Strategic Advisers International Multi-Manager Fund Class F	20.2	14.9
	25.7	19.2
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.9
Fidelity Series Inflation-Protected Bond Index Fund Class F	0.1	2.8
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	5.5	17.3
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	6.9
	14.1	29.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	60.2%
International Equity Funds	25.7%
Bond Funds	14.1%

Six months ago
Domestic Equity Funds**	51.7%
International Equity Funds	19.2%
Bond Funds	29.1%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 60.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,106	$ 9,397
Strategic Advisers Core Multi-Manager Fund Class F (b)	12,881	179,177
Strategic Advisers Growth Multi-Manager Fund Class F (b)	10,266	147,725
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	6,656	89,517
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,388	181,985
TOTAL DOMESTIC EQUITY FUNDS (Cost $586,264)		607,801
International Equity Funds - 25.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,535	55,684
Strategic Advisers International Multi-Manager Fund Class F (b)	16,040	203,704
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $257,185)		259,388
Bond Funds - 14.1%

Fidelity Series Emerging Markets Debt Fund Class F (b)	692	7,062
Fidelity Series Floating Rate High Income Fund Class F (b)	817	8,542

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	125	$ 1,233
Fidelity Series Real Estate Income Fund Class F (b)	426	4,802
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	5,713	55,984
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	6,016	65,271
TOTAL BOND FUNDS (Cost $142,213)		142,894
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $985,662)	1,010,083
NET OTHER ASSETS (LIABILITIES) - 0.0%	(113)
NET ASSETS - 100%	$ 1,009,970
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 8,014	$ 60,389	$ 58,759	$ -	$ 9,397
Fidelity Series Emerging Markets Debt Fund Class F	805	7,507	1,207	174	7,062
Fidelity Series Floating Rate High Income Fund Class F	936	8,873	1,133	163	8,542
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,693	23,500	24,471	5	1,233
Fidelity Series Real Estate Income Fund Class F	538	4,828	599	138	4,802
Strategic Advisers Core Income Multi-Manager Fund Class F	18,359	149,960	111,714	874	55,984
Strategic Advisers Core Multi-Manager Fund Class F	14,114	172,834	13,580	740	179,177
Strategic Advisers Emerging Markets Fund of Funds Class F	4,554	59,680	6,841	582	55,684
Strategic Advisers Growth Multi-Manager Fund Class F	11,730	141,774	11,381	539	147,725
Strategic Advisers Income Opportunities Fund of Funds Class F	7,118	66,378	9,426	1,668	65,271
Strategic Advisers International Multi-Manager Fund Class F	14,888	200,614	14,744	2,184	203,704
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	7,130	92,438	6,800	-	89,517
Strategic Advisers Value Multi-Manager Fund Class F	14,127	172,998	13,702	893	181,985
Total	$ 105,006	$ 1,161,773	$ 274,357	$ 7,960	$ 1,010,083
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $985,662) - See accompanying schedule		$ 1,010,083
Receivable for fund shares sold		88,310
Total assets		1,098,393

Liabilities
Payable for investments purchased	$ 88,310
Distribution and service plan fees payable	22
Transfer agent fees payable	91
Total liabilities		88,423

Net Assets		$ 1,009,970
Net Assets consist of:
Paid in capital		$ 967,756
Undistributed net investment income		1,001
Accumulated undistributed net realized gain (loss) on investments		16,792
Net unrealized appreciation (depreciation) on investments		24,421
Net Assets		$ 1,009,970
Multi-Manager 2030: Net Asset Value, offering price and redemption price per share ($801,321 ÷ 69,578 shares)		$ 11.52

Class L: Net Asset Value, offering price and redemption price per share ($104,366 ÷ 9,064 shares)		$ 11.51

Class N: Net Asset Value, offering price and redemption price per share ($104,283 ÷ 9,062 shares)		$ 11.51

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 7,960

Expenses
Transfer agent fees	$ 511
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	595
Expense reductions	(101)	494
Net investment income (loss)		7,466
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,939)
Capital gain distributions from underlying funds	28,553
Total net realized gain (loss)		25,614
Change in net unrealized appreciation (depreciation) on underlying funds		20,601
Net gain (loss)		46,215
Net increase (decrease) in net assets resulting from operations		$ 53,681

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,466	$ 612
Net realized gain (loss)	25,614	551
Change in net unrealized appreciation (depreciation)	20,601	3,820
Net increase (decrease) in net assets resulting from operations	53,681	4,983
Distributions to shareholders from net investment income	(6,968)	-
Distributions to shareholders from net realized gain	(9,481)	-
Total distributions	(16,449)	-
Share transactions - net increase (decrease)	867,755	100,000
Total increase (decrease) in net assets	904,987	104,983

Net Assets
Beginning of period	104,983	-
End of period (including undistributed net investment income of $1,001 and undistributed net investment income of $612, respectively)	$ 1,009,970	$ 104,983

Financial Highlights - Multi-Manager 2030

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.50	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.19	.06
Net realized and unrealized gain (loss)	1.14	.44
Total from investment operations	1.33	.50
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.31)	-
Net asset value, end of period	$ 11.52	$ 10.50
Total Return B, C	12.76%	5.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.13%	.21% A
Expenses net of fee waivers, if any	.10%	.09% A
Expenses net of all reductions	.10%	.09% A
Net investment income (loss)	1.74%	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 801	$ 105
Portfolio turnover rate E	63%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.40
Total from investment operations	.48
Distributions from net investment income	(.08)
Distributions from net realized gain	(.11)
Total distributions	(.19)
Net asset value, end of period	$ 11.51
Total Return B, C	4.32%
Ratios to Average Net Assets E, G
Expenses before reductions	.11% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.41
Total from investment operations	.48
Distributions from net investment income	(.08)
Distributions from net realized gain	(.11)
Total distributions	(.19)
Net asset value, end of period	$ 11.51
Total Return B, C	4.30%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	2.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	8.6
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.0
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	12.8
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.3	7.8
Strategic Advisers Value Multi-Manager Fund Class F	19.0	14.9
	63.3	59.1
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	5.0
Strategic Advisers International Multi-Manager Fund Class F	21.0	17.0
	26.7	22.0
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.8	0.8
Fidelity Series Inflation-Protected Bond Index Fund Class F*	0.0	0.0
Fidelity Series Real Estate Income Fund Class F	0.5	0.5
Strategic Advisers Core Income Multi-Manager Fund Class F	1.4	10.0
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	6.8
	10.0	18.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	59.1%
International Equity Funds	22.0%
Bond Funds	18.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	694	$ 5,897
Strategic Advisers Core Multi-Manager Fund Class F (b)	8,328	115,849
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,621	95,278
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	4,312	57,995
Strategic Advisers Value Multi-Manager Fund Class F (b)	8,031	117,975
TOTAL DOMESTIC EQUITY FUNDS (Cost $370,009)		392,994
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,517	35,378
Strategic Advisers International Multi-Manager Fund Class F (b)	10,287	130,647
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $160,135)		166,025
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	464	4,732
Fidelity Series Floating Rate High Income Fund Class F (b)	463	4,842

	Shares	Value
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	9	$ 87
Fidelity Series Real Estate Income Fund Class F (b)	252	2,845
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	914	8,958
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,748	40,664
TOTAL BOND FUNDS (Cost $61,201)		62,128
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $591,345)	621,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(76)
NET ASSETS - 100%	$ 621,071
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 11,132	$ 36,353	$ 40,956	$ -	$ 5,897
Fidelity Series Emerging Markets Debt Fund Class F	967	3,885	95	136	4,732
Fidelity Series Floating Rate High Income Fund Class F	1,040	3,941	70	114	4,842
Fidelity Series Inflation-Protected Bond Index Fund Class F	-	146	51	1	87
Fidelity Series Real Estate Income Fund Class F	593	2,304	59	93	2,845
Strategic Advisers Core Income Multi-Manager Fund Class F	12,041	43,182	45,924	395	8,958
Strategic Advisers Core Multi-Manager Fund Class F	19,571	93,833	2,970	493	115,849
Strategic Advisers Emerging Markets Fund of Funds Class F	6,226	32,828	3,272	362	35,378
Strategic Advisers Growth Multi-Manager Fund Class F	16,233	75,920	2,571	342	95,278
Strategic Advisers Income Opportunities Fund of Funds Class F	8,629	33,077	1,838	1,276	40,664
Strategic Advisers International Multi-Manager Fund Class F	20,685	107,019	2,339	1,323	130,647
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,873	50,324	1,492	-	57,995
Strategic Advisers Value Multi-Manager Fund Class F	19,644	94,123	3,157	593	117,975
Total	$ 126,634	$ 576,935	$ 104,794	$ 5,128	$ 621,147
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $591,345) - See accompanying schedule		$ 621,147
Receivable for fund shares sold		7,918
Receivable from investment adviser for expense reductions		16
Total assets		629,081

Liabilities
Payable for investments purchased	$ 7,915
Distribution and service plan fees payable	22
Transfer agent fees payable	73
Total liabilities		8,010

Net Assets		$ 621,071
Net Assets consist of:
Paid in capital		$ 580,863
Undistributed net investment income		300
Accumulated undistributed net realized gain (loss) on investments		10,106
Net unrealized appreciation (depreciation) on investments		29,802
Net Assets		$ 621,071
Multi-Manager 2035: Net Asset Value, offering price and redemption price per share ($412,110 ÷ 35,059 shares)		$ 11.75

Class L: Net Asset Value, offering price and redemption price per share ($104,522 ÷ 8,893 shares)		$ 11.75

Class N: Net Asset Value, offering price and redemption price per share ($104,439 ÷ 8,892 shares)		$ 11.75

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 5,128

Expenses
Transfer agent fees	$ 517
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	601
Expense reductions	(202)	399
Net investment income (loss)		4,729
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,918)
Capital gain distributions from underlying funds	18,280
Total net realized gain (loss)		16,362
Change in net unrealized appreciation (depreciation) on underlying funds		24,291
Net gain (loss)		40,653
Net increase (decrease) in net assets resulting from operations		$ 45,382

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2035 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,729	$ 617
Net realized gain (loss)	16,362	475
Change in net unrealized appreciation (depreciation)	24,291	5,511
Net increase (decrease) in net assets resulting from operations	45,382	6,603
Distributions to shareholders from net investment income	(4,791)	-
Distributions to shareholders from net realized gain	(6,986)	-
Total distributions	(11,777)	-
Share transactions - net increase (decrease)	460,863	120,000
Total increase (decrease) in net assets	494,468	126,603

Net Assets
Beginning of period	126,603	-
End of period (including undistributed net investment income of $300 and undistributed net investment income of $617, respectively)	$ 621,071	$ 126,603

Financial Highlights - Multi-Manager 2035

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.05
Net realized and unrealized gain (loss)	1.36	.51
Total from investment operations	1.51	.56
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.32)	-
Net asset value, end of period	$ 11.75	$ 10.56
Total Return B, C	14.45%	5.60%
Ratios to Average Net Assets E, G
Expenses before reductions	.17%	.20% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.36%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 412	$ 127
Portfolio turnover rate E	32%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.08
Net realized and unrealized gain (loss)	.43
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.75
Total Return B, C	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.75
Total Return B, C	4.48%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	8.8
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.4
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	13.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.0
Strategic Advisers Value Multi-Manager Fund Class F	19.0	15.1
	63.3	60.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	5.1
Strategic Advisers International Multi-Manager Fund Class F	21.0	17.4
	26.7	22.5
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.7	0.8
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	1.5	8.2
Strategic Advisers Income Opportunities Fund of Funds Class F	6.6	6.8
	10.0	17.0

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.3%
International Equity Funds	26.7%
Bond Funds	10.0%

Six months ago
Domestic Equity Funds**	60.5%
International Equity Funds	22.5%
Bond Funds	17.0%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	569	$ 4,836
Strategic Advisers Core Multi-Manager Fund Class F (b)	6,918	96,229
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,498	79,116
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,587	48,251
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,675	98,050
TOTAL DOMESTIC EQUITY FUNDS (Cost $308,618)		326,482
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,919	29,361
Strategic Advisers International Multi-Manager Fund Class F (b)	8,543	108,489
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $133,191)		137,850
Bond Funds - 10.0%

Fidelity Series Emerging Markets Debt Fund Class F (b)	383	3,910
Fidelity Series Floating Rate High Income Fund Class F (b)	337	3,528

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	195	$ 2,200
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	800	7,842
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,134	34,009
TOTAL BOND FUNDS (Cost $50,720)		51,489
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $492,529)	515,821
NET OTHER ASSETS (LIABILITIES) - 0.0%	(68)
NET ASSETS - 100%	$ 515,753
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,435	$ 33,848	$ 38,017	$ -	$ 4,836
Fidelity Series Emerging Markets Debt Fund Class F	805	3,723	591	105	3,910
Fidelity Series Floating Rate High Income Fund Class F	782	3,331	532	80	3,528
Fidelity Series Real Estate Income Fund Class F	453	2,059	319	66	2,200
Strategic Advisers Core Income Multi-Manager Fund Class F	8,721	32,028	32,586	264	7,842
Strategic Advisers Core Multi-Manager Fund Class F	16,616	87,712	11,979	395	96,229
Strategic Advisers Emerging Markets Fund of Funds Class F	5,340	30,451	6,013	289	29,361
Strategic Advisers Growth Multi-Manager Fund Class F	13,803	71,209	10,012	272	79,116
Strategic Advisers Income Opportunities Fund of Funds Class F	7,331	32,146	6,022	997	34,009
Strategic Advisers International Multi-Manager Fund Class F	17,424	99,732	12,574	1,030	108,489
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,402	46,488	5,994	-	48,251
Strategic Advisers Value Multi-Manager Fund Class F	16,642	87,896	12,093	478	98,050
Total	$ 105,754	$ 530,623	$ 136,732	$ 3,976	$ 515,821
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $492,529) - See accompanying schedule		$ 515,821
Receivable for fund shares sold		6,014
Receivable from investment adviser for expense reductions		22
Total assets		521,857

Liabilities
Payable for investments purchased	$ 6,016
Distribution and service plan fees payable	22
Transfer agent fees payable	66
Total liabilities		6,104

Net Assets		$ 515,753
Net Assets consist of:
Paid in capital		$ 484,583
Undistributed net investment income		412
Accumulated undistributed net realized gain (loss) on investments		7,466
Net unrealized appreciation (depreciation) on investments		23,292
Net Assets		$ 515,753
Multi-Manager 2040: Net Asset Value, offering price and redemption price per share ($306,776 ÷ 26,006 shares)		$ 11.80

Class L: Net Asset Value, offering price and redemption price per share ($104,530 ÷ 8,864 shares)		$ 11.79

Class N: Net Asset Value, offering price and redemption price per share ($104,447 ÷ 8,862 shares)		$ 11.79

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,976

Expenses
Transfer agent fees	$ 465
Distribution and service plan fees	83
Independent trustees' compensation	2
Total expenses before reductions	550
Expense reductions	(221)	329
Net investment income (loss)		3,647
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,450)
Capital gain distributions from underlying funds	14,552
Total net realized gain (loss)		12,102
Change in net unrealized appreciation (depreciation) on underlying funds		18,626
Net gain (loss)		30,728
Net increase (decrease) in net assets resulting from operations		$ 34,375

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,647	$ 586
Net realized gain (loss)	12,102	477
Change in net unrealized appreciation (depreciation)	18,626	4,666
Net increase (decrease) in net assets resulting from operations	34,375	5,729
Distributions to shareholders from net investment income	(3,813)	-
Distributions to shareholders from net realized gain	(5,121)	-
Total distributions	(8,934)	-
Share transactions - net increase (decrease)	384,583	100,000
Total increase (decrease) in net assets	410,024	105,729

Net Assets
Beginning of period	105,729	-
End of period (including undistributed net investment income of $412 and undistributed net investment income of $586, respectively)	$ 515,753	$ 105,729

Financial Highlights - Multi-Manager 2040

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	1.39	.51
Total from investment operations	1.54	.57
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.17)	-
Total distributions	(.31)	-
Net asset value, end of period	$ 11.80	$ 10.57
Total Return B, C	14.75%	5.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.21%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.32%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 307	$ 106
Portfolio turnover rate E	54%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.13)
Total distributions	(.21) H
Net asset value, end of period	$ 11.79
Total Return B, C	4.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	2.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.126 per share.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.49
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.44
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.13)
Total distributions	(.21) H
Net asset value, end of period	$ 11.79
Total Return B, C	4.49%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.79% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.126 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	0.9	9.0
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.8
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	13.4
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.2
Strategic Advisers Value Multi-Manager Fund Class F	19.1	15.6
	63.4	62.0
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.7	5.3
Strategic Advisers International Multi-Manager Fund Class F	21.0	17.8
	26.7	23.1
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F	0.4	0.4
Fidelity Series Real Estate Income Fund Class F	0.4	0.4
Strategic Advisers Core Income Multi-Manager Fund Class F	1.9	4.6
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	8.8
	9.9	14.9

Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International Equity Funds	26.7%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds**	62.0%
International Equity Funds	23.1%
Bond Funds	14.9%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	595	$ 5,058
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,240	100,708
Strategic Advisers Growth Multi-Manager Fund Class F (b)	5,748	82,715
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,770	50,711
Strategic Advisers Value Multi-Manager Fund Class F (b)	6,999	102,817
TOTAL DOMESTIC EQUITY FUNDS (Cost $323,978)		342,009
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,041	30,594
Strategic Advisers International Multi-Manager Fund Class F (b)	8,946	113,616
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $139,673)		144,210
Bond Funds - 9.9%

Fidelity Series Emerging Markets Debt Fund Class F (b)	399	4,074
Fidelity Series Floating Rate High Income Fund Class F (b)	193	2,015

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	187	$ 2,112
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,029	10,088
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,241	35,163
TOTAL BOND FUNDS (Cost $52,790)		53,452
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $516,441)	539,671
NET OTHER ASSETS (LIABILITIES) - 0.0%	(74)
NET ASSETS - 100%	$ 539,597
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,848	$ 30,302	$ 34,616	$ -	$ 5,058
Fidelity Series Emerging Markets Debt Fund Class F	805	3,525	251	102	4,074
Fidelity Series Floating Rate High Income Fund Class F	391	1,715	63	42	2,015
Fidelity Series Real Estate Income Fund Class F	390	1,850	145	58	2,112
Strategic Advisers Core Income Multi-Manager Fund Class F	4,790	17,866	12,469	173	10,088
Strategic Advisers Core Multi-Manager Fund Class F	17,065	86,125	6,476	388	100,708
Strategic Advisers Emerging Markets Fund of Funds Class F	5,471	29,403	3,961	285	30,594
Strategic Advisers Growth Multi-Manager Fund Class F	14,177	69,941	5,438	267	82,715
Strategic Advisers Income Opportunities Fund of Funds Class F	9,387	37,037	11,891	1,084	35,163
Strategic Advisers International Multi-Manager Fund Class F	17,882	98,421	6,626	1,018	113,616
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,631	45,932	3,292	-	50,711
Strategic Advisers Value Multi-Manager Fund Class F	17,093	86,493	6,602	468	102,817
Total	$ 105,930	$ 508,610	$ 91,830	$ 3,885	$ 539,671
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $516,441) - See accompanying schedule		$ 539,671
Receivable for fund shares sold		5,795
Receivable from investment adviser for expense reductions		29
Total assets		545,495

Liabilities
Payable for investments purchased	$ 5,798
Distribution and service plan fees payable	22
Transfer agent fees payable	78
Total liabilities		5,898

Net Assets		$ 539,597
Net Assets consist of:
Paid in capital		$ 508,175
Undistributed net investment income		343
Accumulated undistributed net realized gain (loss) on investments		7,849
Net unrealized appreciation (depreciation) on investments		23,230
Net Assets		$ 539,597
Multi-Manager 2045: Net Asset Value, offering price and redemption price per share ($330,638 ÷ 27,940 shares)		$ 11.83

Class L: Net Asset Value, offering price and redemption price per share ($104,521 ÷ 8,835 shares)		$ 11.83

Class N: Net Asset Value, offering price and redemption price per share ($104,438 ÷ 8,834 shares)		$ 11.82

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,885

Expenses
Transfer agent fees	$ 520
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	604
Expense reductions	(280)	324
Net investment income (loss)		3,561
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,419)
Capital gain distributions from underlying funds	14,237
Total net realized gain (loss)		12,818
Change in net unrealized appreciation (depreciation) on underlying funds		18,380
Net gain (loss)		31,198
Net increase (decrease) in net assets resulting from operations		$ 34,759

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2045 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,561	$ 591
Net realized gain (loss)	12,818	463
Change in net unrealized appreciation (depreciation)	18,380	4,850
Net increase (decrease) in net assets resulting from operations	34,759	5,904
Distributions to shareholders from net investment income	(3,718)	-
Distributions to shareholders from net realized gain	(5,524)	-
Total distributions	(9,242)	-
Share transactions - net increase (decrease)	408,176	100,000
Total increase (decrease) in net assets	433,693	105,904

Net Assets
Beginning of period	105,904	-
End of period (including undistributed net investment income of $343 and undistributed net investment income of $591, respectively)	$ 539,597	$ 105,904

Financial Highlights - Multi-Manager 2045

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	1.42	.53
Total from investment operations	1.57	.59
Distributions from net investment income	(.15)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.33) H	-
Net asset value, end of period	$ 11.83	$ 10.59
Total Return B, C	15.00%	5.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.34%	2.05% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 331	$ 106
Portfolio turnover rate E	38%	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.33 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.187 per share.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.45
Total from investment operations	.52
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.83
Total Return B, C	4.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.54
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.45
Total from investment operations	.51
Distributions from net investment income	(.09)
Distributions from net realized gain	(.14)
Total distributions	(.23)
Net asset value, end of period	$ 11.82
Total Return B, C	4.41%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.0	9.1
Strategic Advisers Core Multi-Manager Fund Class F	18.7	15.9
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	13.6
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.2
Strategic Advisers Value Multi-Manager Fund Class F	19.0	15.7
	63.4	62.5
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.6	5.4
Strategic Advisers International Multi-Manager Fund Class F	21.1	17.9
	26.7	23.3
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.8	0.8
Fidelity Series Floating Rate High Income Fund Class F	0.1	0.1
Fidelity Series Real Estate Income Fund Class F	0.4	0.3
Strategic Advisers Core Income Multi-Manager Fund Class F	2.1	3.9
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	9.1
	9.9	14.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.4%
International EquityFunds	26.7%
Bond Funds	9.9%

Six months ago
Domestic Equity Funds**	62.5%
International EquityFunds	23.3%
Bond Funds	14.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.4%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	936	$ 7,956
Strategic Advisers Core Multi-Manager Fund Class F (b)	11,001	153,017
Strategic Advisers Growth Multi-Manager Fund Class F (b)	8,737	125,721
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	5,732	77,096
Strategic Advisers Value Multi-Manager Fund Class F (b)	10,635	156,224
TOTAL DOMESTIC EQUITY FUNDS (Cost $491,827)		520,014
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	4,601	46,291
Strategic Advisers International Multi-Manager Fund Class F (b)	13,588	172,562
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $210,695)		218,853
Bond Funds - 9.9%

Fidelity Series Emerging Markets Debt Fund Class F (b)	601	6,128
Fidelity Series Floating Rate High Income Fund Class F (b)	98	1,021

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	259	$ 2,926
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,779	17,430
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,925	53,432
TOTAL BOND FUNDS (Cost $79,658)		80,937
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $782,180)		819,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		(98)
NET ASSETS - 100%		$ 819,706
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 9,862	$ 48,743	$ 49,746	$ -	$ 7,956
Fidelity Series Emerging Markets Debt Fund Class F	805	5,384	31	172	6,128
Fidelity Series Floating Rate High Income Fund Class F	113	927	5	24	1,021
Fidelity Series Real Estate Income Fund Class F	348	2,575	20	80	2,926
Strategic Advisers Core Income Multi-Manager Fund Class F	3,683	24,672	10,829	283	17,430
Strategic Advisers Core Multi-Manager Fund Class F	17,311	130,295	1,361	663	153,017
Strategic Advisers Emerging Markets Fund of Funds Class F	5,562	44,792	3,728	480	46,291
Strategic Advisers Growth Multi-Manager Fund Class F	14,384	105,205	1,367	446	125,721
Strategic Advisers Income Opportunities Fund of Funds Class F	9,691	58,669	16,143	1,878	53,432
Strategic Advisers International Multi-Manager Fund Class F	18,162	147,831	928	1,597	172,562
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	8,753	69,604	952	-	77,096
Strategic Advisers Value Multi-Manager Fund Class F	17,337	130,744	1,381	802	156,224
Total	$ 106,011	$ 769,441	$ 86,491	$ 6,425	$ 819,804
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $782,180) - See accompanying schedule		$ 819,804
Receivable for fund shares sold		4,504
Receivable from investment adviser for expense reductions		30
Total assets		824,338

Liabilities
Payable for investments purchased	$ 4,504
Distribution and service plan fees payable	22
Transfer agent fees payable	106
Total liabilities		4,632

Net Assets		$ 819,706
Net Assets consist of:
Paid in capital		$ 768,399
Undistributed net investment income		624
Accumulated undistributed net realized gain (loss) on investments		13,059
Net unrealized appreciation (depreciation) on investments		37,624
Net Assets		$ 819,706

Multi-Manager 2050: Net Asset Value, offering price and redemption price per share ($610,750 ÷ 51,552 shares)		$ 11.85

Class L: Net Asset Value, offering price and redemption price per share ($104,519 ÷ 8,822 shares)		$ 11.85

Class N: Net Asset Value, offering price and redemption price per share ($104,437 ÷ 8,821 shares)		$ 11.84

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 6,425

Expenses
Transfer agent fees	$ 745
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	829
Expense reductions	(341)	488
Net investment income (loss)		5,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,851)
Capital gain distributions from underlying funds	23,661
Total net realized gain (loss)		21,810
Change in net unrealized appreciation (depreciation) on underlying funds		32,693
Net gain (loss)		54,503
Net increase (decrease) in net assets resulting from operations		$ 60,440

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2050 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,937	$ 589
Net realized gain (loss)	21,810	467
Change in net unrealized appreciation (depreciation)	32,693	4,931
Net increase (decrease) in net assets resulting from operations	60,440	5,987
Distributions to shareholders from net investment income	(5,812)	-
Distributions to shareholders from net realized gain	(9,310)	-
Total distributions	(15,122)	-
Share transactions - net increase (decrease)	668,401	100,000
Total increase (decrease) in net assets	713,719	105,987

Net Assets
Beginning of period	105,987	-
End of period (including undistributed net investment income of $624 and undistributed net investment income of $589, respectively)	$ 819,706	$ 105,987

Financial Highlights - Multi-Manager 2050

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.06
Net realized and unrealized gain (loss)	1.43	.54
Total from investment operations	1.59	.60
Distributions from net investment income	(.15)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.34)	-
Net asset value, end of period	$ 11.85	$ 10.60
Total Return B, C	15.13%	6.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.20%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.38%	2.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 611	$ 106
Portfolio turnover rate E	21%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 31, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.45
Total from investment operations	.52
Distributions from net investment income	(.09)
Distributions from net realized gain	(.15)
Total distributions	(.23) H
Net asset value, end of period	$ 11.85
Total Return B, C	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.11% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.23 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.145 per share.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.45
Total from investment operations	.51
Distributions from net investment income	(.08)
Distributions from net realized gain	(.15)
Total distributions	(.23)
Net asset value, end of period	$ 11.84
Total Return B, C	4.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.37% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	21%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Series Commodity Strategy Fund Class F	1.1	9.4
Strategic Advisers Core Multi-Manager Fund Class F	18.7	16.7
Strategic Advisers Growth Multi-Manager Fund Class F	15.3	14.2
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9.4	8.6
Strategic Advisers Value Multi-Manager Fund Class F	19.0	16.5
	63.5	65.4
International Equity Funds
Strategic Advisers Emerging Markets Fund of Funds Class F	5.5	5.7
Strategic Advisers International Multi-Manager Fund Class F	21.2	18.7
	26.7	24.4
Bond Funds
Fidelity Series Emerging Markets Debt Fund Class F	0.7	0.7
Fidelity Series Floating Rate High Income Fund Class F*	0.0	0.0
Fidelity Series Real Estate Income Fund Class F	0.4	0.3
Strategic Advisers Core Income Multi-Manager Fund Class F	2.2	0.4
Strategic Advisers Income Opportunities Fund of Funds Class F	6.5	8.8
	9.8	10.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds**	63.5%
International EquityFunds	26.7%
Bond Funds	9.8%

Six months ago
Domestic Equity Funds**	65.4%
International EquityFunds	24.4%
Bond Funds	10.2%

** Includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Investments March 31, 2014

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	717	$ 6,096
Strategic Advisers Core Multi-Manager Fund Class F (b)	7,598	105,691
Strategic Advisers Growth Multi-Manager Fund Class F (b)	6,037	86,874
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	3,935	52,920
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,328	107,644
TOTAL DOMESTIC EQUITY FUNDS (Cost $342,680)		359,225
International Equity Funds - 26.7%

Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,126	31,444
Strategic Advisers International Multi-Manager Fund Class F (b)	9,443	119,926
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $146,795)		151,370
Bond Funds - 9.8%

Fidelity Series Emerging Markets Debt Fund Class F (b)	408	4,157
Fidelity Series Floating Rate High Income Fund Class F (b)	8	80

	Shares	Value
Fidelity Series Real Estate Income Fund Class F (b)	173	$ 1,947
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,284	12,582
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,405	36,941
TOTAL BOND FUNDS (Cost $54,892)		55,707
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $544,367)		566,302
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70)
NET ASSETS - 100%		$ 566,232
Legend
(a) Non-income producing
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund Class F	$ 10,380	$ 28,647	$ 32,378	$ -	$ 6,096
Fidelity Series Emerging Markets Debt Fund Class F	805	3,360	6	100	4,157
Fidelity Series Floating Rate High Income Fund Class F	-	82	1	1	80
Fidelity Series Real Estate Income Fund Class F	306	1,618	2	46	1,947
Strategic Advisers Core Income Multi-Manager Fund Class F	311	12,242	29	96	12,582
Strategic Advisers Core Multi-Manager Fund Class F	18,068	84,766	751	440	105,691
Strategic Advisers Emerging Markets Fund of Funds Class F	5,784	29,231	3,041	323	31,444
Strategic Advisers Growth Multi-Manager Fund Class F	15,007	68,906	746	306	86,874
Strategic Advisers Income Opportunities Fund of Funds Class F	9,411	36,622	9,703	1,100	36,941
Strategic Advisers International Multi-Manager Fund Class F	18,898	96,972	135	996	119,926
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	9,149	45,390	443	1	52,920
Strategic Advisers Value Multi-Manager Fund Class F	18,083	84,925	892	533	107,644
Total	$ 106,202	$ 492,761	$ 48,127	$ 3,942	$ 566,302
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014

Assets
Investment in securities, at value (cost $544,367) - See accompanying schedule		$ 566,302
Receivable for fund shares sold		5,995
Receivable from investment adviser for expense reductions		34
Total assets		572,331

Liabilities
Payable for investments purchased	$ 5,994
Distribution and service plan fees payable	22
Transfer agent fees payable	83
Total liabilities		6,099

Net Assets		$ 566,232
Net Assets consist of:
Paid in capital		$ 534,764
Undistributed net investment income		406
Accumulated undistributed net realized gain (loss) on investments		9,127
Net unrealized appreciation (depreciation) on investments		21,935
Net Assets		$ 566,232

Multi-Manager 2055: Net Asset Value, offering price and redemption price per share ($357,278 ÷ 29,904 shares)		$ 11.95

Class L: Net Asset Value, offering price and redemption price per share ($104,518 ÷ 8,748 shares)		$ 11.95

Class N: Net Asset Value, offering price and redemption price per share ($104,436 ÷ 8,747 shares)		$ 11.94

Statement of Operations

	Year ended March 31, 2014

Investment Income
Income distributions from underlying funds		$ 3,942

Expenses
Transfer agent fees	$ 506
Distribution and service plan fees	83
Independent trustees' compensation	1
Total expenses before reductions	590
Expense reductions	(264)	326
Net investment income (loss)		3,616
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,305)
Capital gain distributions from underlying funds	15,963
Total net realized gain (loss)		14,658
Change in net unrealized appreciation (depreciation) on underlying funds		16,767
Net gain (loss)		31,425
Net increase (decrease) in net assets resulting from operations		$ 35,041

See accompanying notes which are an integral part of the financial statements.

Annual Report

Strategic Advisers Multi-Manager 2055 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended March 31, 2014	For the period December 20, 2012 (commencement of operations) to March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,616	$ 572
Net realized gain (loss)	14,658	457
Change in net unrealized appreciation (depreciation)	16,767	5,168
Net increase (decrease) in net assets resulting from operations	35,041	6,197
Distributions to shareholders from net investment income	(3,743)	-
Distributions to shareholders from net realized gain	(6,027)	-
Total distributions	(9,770)	-
Share transactions - net increase (decrease)	434,764	100,000
Total increase (decrease) in net assets	460,035	106,197

Net Assets
Beginning of period	106,197	-
End of period (including undistributed net investment income of $406 and undistributed net investment income of $572, respectively)	$ 566,232	$ 106,197

Financial Highlights - Multi-Manager 2055

Years ended March 31,	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.06
Net realized and unrealized gain (loss)	1.50	.56
Total from investment operations	1.65	.62
Distributions from net investment income	(.14)	-
Distributions from net realized gain	(.18)	-
Total distributions	(.32)	-
Net asset value, end of period	$ 11.95	$ 10.62
Total Return B, C	15.67%	6.20%
Ratios to Average Net Assets E, G
Expenses before reductions	.24%	.21% A
Expenses net of fee waivers, if any	.10%	.10% A
Expenses net of all reductions	.10%	.10% A
Net investment income (loss)	1.34%	1.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 357	$ 106
Portfolio turnover rate E	19%	1% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 20, 2012 (commencement of operations) to March 21, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class L

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.07
Net realized and unrealized gain (loss)	.46
Total from investment operations	.53
Distributions from net investment income	(.08)
Distributions from net realized gain	(.14)
Total distributions	(.22)
Net asset value, end of period	$ 11.95
Total Return B, C	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	1.96% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105
Portfolio turnover rate E	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class N

Year ended March 31,	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.64
Income from Investment Operations
Net investment income (loss) D	.06
Net realized and unrealized gain (loss)	.45
Total from investment operations	.51
Distributions from net investment income	(.08)
Distributions from net realized gain	(.14)
Total distributions	(.21) H
Net asset value, end of period	$ 11.94
Total Return B, C	4.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.38% A
Expenses net of fee waivers, if any	.35% A
Expenses net of all reductions	.35% A
Net investment income (loss)	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 104
Portfolio turnover rate E	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the Underlying Funds.

F For the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total distributions of $.21 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.137 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2014

1. Organization.

Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the Funds) are funds of Fidelity Boylston Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in affiliated and unaffiliated mutual funds (the Underlying Funds). The Funds are available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. Each Fund commenced sale of Class L and Class N shares on December 4, 2013. Each Fund offers Multi-Manager, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Strategic Advisers Multi-Manager Income Fund	$ 897,685	$ 11,921	$ (3,908)	$ 8,013
Strategic Advisers Multi-Manager 2005 Fund	314,146	8,225	(2,593)	5,632
Strategic Advisers Multi-Manager 2010 Fund	470,480	15,595	(3,102)	12,493
Strategic Advisers Multi-Manager 2015 Fund	836,405	27,632	(3,403)	24,229
Strategic Advisers Multi-Manager 2020 Fund	1,674,467	64,082	(4,484)	59,598
Strategic Advisers Multi-Manager 2025 Fund	531,011	26,999	(2,915)	24,084
Strategic Advisers Multi-Manager 2030 Fund	987,056	30,552	(7,525)	23,027
Strategic Advisers Multi-Manager 2035 Fund	591,806	32,055	(2,714)	29,341
Strategic Advisers Multi-Manager 2040 Fund	493,668	24,715	(2,562)	22,153
Strategic Advisers Multi-Manager 2045 Fund	517,100	25,082	(2,511)	22,571
Strategic Advisers Multi-Manager 2050 Fund	782,606	40,350	(3,152)	37,198
Strategic Advisers Multi-Manager 2055 Fund	544,739	24,594	(3,031)	21,563

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Strategic Advisers Multi-Manager Income Fund	$ 1,305	$ 2,581	$ 8,013
Strategic Advisers Multi-Manager 2005 Fund	833	2,944	5,632
Strategic Advisers Multi-Manager 2010 Fund	1,144	4,943	12,493
Strategic Advisers Multi-Manager 2015 Fund	2,024	8,047	24,229
Strategic Advisers Multi-Manager 2020 Fund	3,604	14,484	59,598
Strategic Advisers Multi-Manager 2025 Fund	977	8,776	24,084
Strategic Advisers Multi-Manager 2030 Fund	1,002	18,764	23,027
Strategic Advisers Multi-Manager 2035 Fund	300	10,567	29,341
Strategic Advisers Multi-Manager 2040 Fund	412	8,606	22,153
Strategic Advisers Multi-Manager 2045 Fund	343	8,747	22,571
Strategic Advisers Multi-Manager 2050 Fund	624	14,885	37,198
Strategic Advisers Multi-Manager 2055 Fund	406	10,243	21,563

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2013 to March 31, 2014, and ordinary losses recognized during the period November 1, 2013 to March 31, 2014. Loss deferrals were as follows:

Capital losses
Strategic Advisers Multi-Manager 2005 Fund	$ (313)
Strategic Advisers Multi-Manager 2010 Fund	(1,003)
Strategic Advisers Multi-Manager 2030 Fund	(579)
Strategic Advisers Multi-Manager 2045 Fund	(240)
Strategic Advisers Multi-Manager 2050 Fund	(1,400)
Strategic Advisers Multi-Manager 2055 Fund	(744)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Strategic Advisers Multi-Manager Income Fund	$ 5,381	$ 174	$ 5,555
Strategic Advisers Multi-Manager 2005 Fund	4,647	663	5,310
Strategic Advisers Multi-Manager 2010 Fund	6,548	1,205	7,753
Strategic Advisers Multi-Manager 2015 Fund	9,221	811	10,032
Strategic Advisers Multi-Manager 2020 Fund	15,506	1,420	16,926
Strategic Advisers Multi-Manager 2025 Fund	9,045	1,055	10,100
Strategic Advisers Multi-Manager 2030 Fund	14,953	1,496	16,449
Strategic Advisers Multi-Manager 2035 Fund	10,058	1,719	11,777
Strategic Advisers Multi-Manager 2040 Fund	7,887	1,047	8,934
Strategic Advisers Multi-Manager 2045 Fund	7,775	1,467	9,242
Strategic Advisers Multi-Manager 2050 Fund	12,139	2,983	15,122
Strategic Advisers Multi-Manager 2055 Fund	8,167	1,603	9,770
March 31, 2013
Ordinary Income
Strategic Advisers Multi-Manager Income Fund	$ 310

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Strategic Advisers Multi-Manager Income Fund	918,771	121,689
Strategic Advisers Multi-Manager 2005 Fund	288,293	74,604
Strategic Advisers Multi-Manager 2010 Fund	428,578	58,171
Strategic Advisers Multi-Manager 2015 Fund	887,258	150,912
Strategic Advisers Multi-Manager 2020 Fund	1,971,061	395,495
Strategic Advisers Multi-Manager 2025 Fund	693,421	262,491
Strategic Advisers Multi-Manager 2030 Fund	1,161,773	274,357
Strategic Advisers Multi-Manager 2035 Fund	576,935	104,794
Strategic Advisers Multi-Manager 2040 Fund	530,623	136,732
Strategic Advisers Multi-Manager 2045 Fund	508,610	91,830
Strategic Advisers Multi-Manager 2050 Fund	769,441	86,491
Strategic Advisers Multi-Manager 2055 Fund	492,761	48,127

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of Fidelity Management & Research Company (FMR), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. The investment adviser has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the transfer agent fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Strategic Advisers Multi-Manager Income Fund
Class N	.25%	$ 82	$ 82
Strategic Advisers Multi-Manager 2005 Fund
Class N	.25%	$ 82	$ 82
Strategic Advisers Multi-Manager 2010 Fund
Class N	.25%	$ 82	$ 82
Strategic Advisers Multi-Manager 2015 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2020 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2025 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2030 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2035 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2040 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2045 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2050 Fund
Class N	.25%	$ 83	$ 83
Strategic Advisers Multi-Manager 2055 Fund
Class N	.25%	$ 83	$ 83

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Strategic Advisers Multi-Manager Income Fund	Amount	% of Average Net Assets
Multi-Manager Income	$ 122.06
Class L	20	.06*
Class N	20	.06*
	$ 162
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005	$ 61.06
Class L	24	.07*
Class N	24	.07*
	$ 109
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010	$ 99.06
Class L	21	.06*
Class N	21	.06*
	$ 141

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Strategic Advisers Multi-Manager 2015 Fund	Amount	% of Average Net Assets
Multi-Manager 2015	$ 335.10
Class L	32	.10*
Class N	32	.10*
	$ 399
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020	$ 678.10
Class L	30	.09*
Class N	30	.09*
	$ 738
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	$ 272.12
Class L	35	.11*
Class N	35	.11*
	$ 342
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	$ 441.13
Class L	35	.11*
Class N	35	.11*
	$ 511
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	$ 441.17
Class L	38	.11*
Class N	38	.11*
	$ 517
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	$ 385.21
Class L	40	.12*
Class N	40	.12*
	$ 465
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	$ 440.25
Class L	40	.12*
Class N	40	.12*
	$ 520
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	$ 671.20
Class L	37	.11*
Class N	37	.11*
	$ 745
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	$ 429.24
Class L	39	.12*
Class N	38	.11*
	$ 506

* Annualized

Annual Report

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2016. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015	.10%	$ 2
Class L	.10%	-
Class N	.35%	2
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025	.10%	37
Class L	.10%	2
Class N	.35%	5
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030	.10%	94
Class L	.10%	2
Class N	.35%	5
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035	.10%	188
Class L	.10%	6
Class N	.35%	8
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040	.10%	204
Class L	.10%	7
Class N	.35%	10
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045	.10%	263
Class L	.10%	7
Class N	.35%	10
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050	.10%	330
Class L	.10%	4
Class N	.35%	7
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055	.10%	248
Class L	.10%	7
Class N	.35%	9

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2014 B	2013 A
Strategic Advisers Multi-Manager Income Fund
From net investment income
Multi-Manager Income	$ 2,160	$ 310
Class L	433	-
Class N	374	-
Total	$ 2,967	$ 310
From net realized gain
Multi-Manager Income	$ 1,430	$ -
Class L	579	-
Class N	579	-
Total	$ 2,588	$ -
Strategic Advisers Multi-Manager 2005 Fund
From net investment income
Multi-Manager 2005	$ 1,066	$ -
Class L	542	-
Class N	523	-
Total	$ 2,131	$ -
From net realized gain
Multi-Manager 2005	$ 1,505	$ -
Class L	837	-
Class N	837	-
Total	$ 3,179	$ -
Strategic Advisers Multi-Manager 2010 Fund
From net investment income
Multi-Manager 2010	$ 1,809	$ -
Class L	634	-
Class N	615	-
Total	$ 3,058	$ -
From net realized gain
Multi-Manager 2010	$ 2,681	$ -
Class L	1,007	-
Class N	1,007	-
Total	$ 4,695	$ -
Strategic Advisers Multi-Manager 2015 Fund
From net investment income
Multi-Manager 2015	$ 3,177	$ -
Class L	650	-
Class N	631	-
Total	$ 4,458	$ -
From net realized gain
Multi-Manager 2015	$ 3,958	$ -
Class L	808	-
Class N	808	-
Total	$ 5,574	$ -
Strategic Advisers Multi-Manager 2020 Fund
From net investment income
Multi-Manager 2020	$ 6,526	$ -
Class L	707	-
Class N	689	-
Total	$ 7,922	$ -
From net realized gain
Multi-Manager 2020	$ 7,406	$ -
Class L	799	-
Class N	799	-
Total	$ 9,004	$ -

Annual Report

6. Distributions to Shareholders - continued

Years ended March 31,	2014 B	2013 A
Strategic Advisers Multi-Manager 2025 Fund
From net investment income
Multi-Manager 2025	$ 2,839	$ -
Class L	808	-
Class N	790	-
Total	$ 4,437	$ -
From net realized gain
Multi-Manager 2025	$ 3,545	$ -
Class L	1,059	-
Class N	1,059	-
Total	$ 5,663	$ -
Strategic Advisers Multi-Manager 2030 Fund
From net investment income
Multi-Manager 2030	$ 5,560	$ -
Class L	713	-
Class N	695	-
Total	$ 6,968	$ -
From net realized gain
Multi-Manager 2030	$ 7,485	$ -
Class L	998	-
Class N	998	-
Total	$ 9,481	$ -
Strategic Advisers Multi-Manager 2035 Fund
From net investment income
Multi-Manager 2035	$ 3,222	$ -
Class L	793	-
Class N	776	-
Total	$ 4,791	$ -
From net realized gain
Multi-Manager 2035	$ 4,528	$ -
Class L	1,229	-
Class N	1,229	-
Total	$ 6,986	$ -
Strategic Advisers Multi-Manager 2040 Fund
From net investment income
Multi-Manager 2040	$ 2,299	$ -
Class L	766	-
Class N	748	-
Total	$ 3,813	$ -
From net realized gain
Multi-Manager 2040	$ 2,927	$ -
Class L	1,097	-
Class N	1,097	-
Total	$ 5,121	$ -
Strategic Advisers Multi-Manager 2045 Fund
From net investment income
Multi-Manager 2045	$ 2,227	$ -
Class L	754	-
Class N	737	-
Total	$ 3,718	$ -
From net realized gain
Multi-Manager 2045	$ 3,098	$ -
Class L	1,213	-
Class N	1,213	-
Total	$ 5,524	$ -

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended March 31,	2014 B	2013 A
Strategic Advisers Multi-Manager 2050 Fund
From net investment income
Multi-Manager 2050	$ 4,341	$ -
Class L	744	-
Class N	727	-
Total	$ 5,812	$ -
From net realized gain
Multi-Manager 2050	$ 6,802	$ -
Class L	1,254	-
Class N	1,254	-
Total	$ 9,310	$ -
Strategic Advisers Multi-Manager 2055 Fund
From net investment income
Multi-Manager 2055	$ 2,420	$ -
Class L	670	-
Class N	653	-
Total	$ 3,743	$ -
From net realized gain
Multi-Manager 2055	$ 3,673	$ -
Class L	1,177	-
Class N	1,177	-
Total	$ 6,027	$ -

A Distributions for Multi-Manager are for the period December 20, 2012 (commencement of operations) to March 31, 2013.

B Distributions for Class L and Class N are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager Income Fund
Multi-Manager Income
Shares sold	62,860	10,000	$ 639,651	$ 100,000
Reinvestment of distributions	353	31	3,590	310
Shares redeemed	(5,090)	-	(51,765)	-
Net increase (decrease)	58,123	10,031	$ 591,476	$ 100,310
Class L
Shares sold	9,814	-	$ 100,000	$ -
Reinvestment of distributions	99	-	1,012	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,913	-	$ 101,012	$ -
Class N
Shares sold	9,814	-	$ 100,000	$ -
Reinvestment of distributions	94	-	953	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,908	-	$ 100,953	$ -

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2005 Fund
Multi-Manager 2005
Shares sold	534	10,000	$ 5,592	$ 100,000
Reinvestment of distributions	247	-	2,571	-
Shares redeemed	(25)	-	(252)	-
Net increase (decrease)	756	10,000	$ 7,911	$ 100,000
Class L
Shares sold	9,515	-	$ 100,000	$ -
Reinvestment of distributions	132	-	1,379	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,647	-	$ 101,379	$ -
Class N
Shares sold	9,515	-	$ 100,000	$ -
Reinvestment of distributions	130	-	1,360	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,645	-	$ 101,360	$ -
Strategic Advisers Multi-Manager 2010 Fund
Multi-Manager 2010
Shares sold	15,084	10,000	$ 157,795	$ 100,000
Reinvestment of distributions	422	-	4,490	-
Shares redeemed	(19)	-	(192)	-
Net increase (decrease)	15,487	10,000	$ 162,093	$ 100,000
Class L
Shares sold	9,320	-	$ 100,000	$ -
Reinvestment of distributions	153	-	1,641	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,473	-	$ 101,641	$ -
Class N
Shares sold	9,320	-	$ 100,000	$ -
Reinvestment of distributions	151	-	1,622	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,471	-	$ 101,622	$ -
Strategic Advisers Multi-Manager 2015 Fund
Multi-Manager 2015
Shares sold	55,438	10,000	$ 586,481	$ 100,000
Reinvestment of distributions	665	-	7,135	-
Shares redeemed	(6,495)	-	(70,291)	-
Net increase (decrease)	49,608	10,000	$ 523,325	$ 100,000
Class L
Shares sold	9,285	-	$ 100,000	$ -
Reinvestment of distributions	135	-	1,458	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,420	-	$ 101,458	$ -
Class N
Shares sold	9,285	-	$ 100,000	$ -
Reinvestment of distributions	133	-	1,439	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,418	-	$ 101,439	$ -

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2020 Fund
Multi-Manager 2020
Shares sold	150,586	10,000	$ 1,605,177	$ 100,000
Reinvestment of distributions	1,278	-	13,932	-
Shares redeemed	(24,535)	-	(265,890)	-
Net increase (decrease)	127,329	10,000	$ 1,353,219	$ 100,000
Class L
Shares sold	9,183	-	$ 100,000	$ -
Reinvestment of distributions	138	-	1,506	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,321	-	$ 101,506	$ -
Class N
Shares sold	9,183	-	$ 100,000	$ -
Reinvestment of distributions	136	-	1,488	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,319	-	$ 101,488	$ -
Strategic Advisers Multi-Manager 2025 Fund
Multi-Manager 2025
Shares sold	37,376	10,000	$ 404,169	$ 100,000
Reinvestment of distributions	577	-	6,384	-
Shares redeemed	(17,427)	-	(193,091)	-
Net increase (decrease)	20,526	10,000	$ 217,462	$ 100,000
Class L
Shares sold	8,977	-	$ 100,000	$ -
Reinvestment of distributions	167	-	1,867	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,144	-	$ 101,867	$ -
Class N
Shares sold	8,977	-	$ 100,000	$ -
Reinvestment of distributions	165	-	1,849	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,142	-	$ 101,849	$ -
Strategic Advisers Multi-Manager 2030 Fund
Multi-Manager 2030
Shares sold	77,385	10,000	$ 864,044	$ 100,000
Reinvestment of distributions	1,158	-	13,045	-
Shares redeemed	(18,965)	-	(212,738)	-
Net increase (decrease)	59,578	10,000	$ 664,351	$ 100,000
Class L
Shares sold	8,913	-	$ 100,000	$ -
Reinvestment of distributions	151	-	1,711	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,064	-	$ 101,711	$ -
Class N
Shares sold	8,913	-	$ 100,000	$ -
Reinvestment of distributions	149	-	1,693	-
Shares redeemed	-	-	-	-
Net increase (decrease)	9,062	-	$ 101,693	$ -

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2035 Fund
Multi-Manager 2035
Shares sold	23,550	11,984	$ 261,958	$ 120,000
Reinvestment of distributions	677	-	7,750	-
Shares redeemed	(1,152)	-	(12,872)	-
Net increase (decrease)	23,075	11,984	$ 256,836	$ 120,000
Class L
Shares sold	8,718	-	$ 100,000	$ -
Reinvestment of distributions	175	-	2,022	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,893	-	$ 102,022	$ -
Class N
Shares sold	8,719	-	$ 100,000	$ -
Reinvestment of distributions	173	-	2,005	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,892	-	$ 102,005	$ -
Strategic Advisers Multi-Manager 2040 Fund
Multi-Manager 2040
Shares sold	22,479	10,000	$ 250,853	$ 100,000
Reinvestment of distributions	457	-	5,226	-
Shares redeemed	(6,930)	-	(75,204)	-
Net increase (decrease)	16,006	10,000	$ 180,875	$ 100,000
Class L
Shares sold	8,703	-	$ 100,000	$ -
Reinvestment of distributions	161	-	1,863	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,864	-	$ 101,863	$ -
Class N
Shares sold	8,703	-	$ 100,000	$ -
Reinvestment of distributions	159	-	1,845	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,862	-	$ 101,845	$ -
Strategic Advisers Multi-Manager 2045 Fund
Multi-Manager 2045
Shares sold	20,542	10,000	$ 233,527	$ 100,000
Reinvestment of distributions	464	-	5,325	-
Shares redeemed	(3,066)	-	(34,593)	-
Net increase (decrease)	17,940	10,000	$ 204,259	$ 100,000
Class L
Shares sold	8,666	-	$ 100,000	$ -
Reinvestment of distributions	169	-	1,967	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,835	-	$ 101,967	$ -
Class N
Shares sold	8,666	-	$ 100,000	$ -
Reinvestment of distributions	168	-	1,950	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,834	-	$ 101,950	$ -

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended March 31,	2014 B	2013 A	2014 B	2013 A
Strategic Advisers Multi-Manager 2050 Fund
Multi-Manager 2050
Shares sold	41,377	10,000	$ 462,486	$ 100,000
Reinvestment of distributions	963	-	11,143	-
Shares redeemed	(788)	-	(9,207)	-
Net increase (decrease)	41,552	10,000	$ 464,422	$ 100,000
Class L
Shares sold	8,651	-	$ 100,000	$ -
Reinvestment of distributions	171	-	1,998	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,822	-	$ 101,998	$ -
Class N
Shares sold	8,651	-	$ 100,000	$ -
Reinvestment of distributions	170	-	1,981	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,821	-	$ 101,981	$ -
Strategic Advisers Multi-Manager 2055 Fund
Multi-Manager 2055
Shares sold	19,542	10,000	$ 226,815	$ 100,000
Reinvestment of distributions	525	-	6,093	-
Shares redeemed	(163)	-	(1,821)	-
Net increase (decrease)	19,904	10,000	$ 231,087	$ 100,000
Class L
Shares sold	8,591	-	$ 100,000	$ -
Reinvestment of distributions	157	-	1,847	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,748	-	$ 101,847	$ -
Class N
Shares sold	8,591	-	$ 100,000	$ -
Reinvestment of distributions	156	-	1,830	-
Shares redeemed	-	-	-	-
Net increase (decrease)	8,747	-	$ 101,830	$ -

A Share transactions for Multi-Manager are for the period December 20, 2012 (commencement of operations) to March 31, 2013.

B Share transactions for Class L and Class N are for the period December 4, 2013 (commencement of sale of shares) to March 31, 2014.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the total outstanding shares of the following funds:

Affiliated %
Strategic Advisers Multi-Manager Income Fund	34%
Strategic Advisers Multi-Manager 2005 Fund	98%
Strategic Advisers Multi-Manager 2010 Fund	66%
Strategic Advisers Multi-Manager 2015 Fund	37%
Strategic Advisers Multi-Manager 2020 Fund	19%
Strategic Advisers Multi-Manager 2025 Fund	59%
Strategic Advisers Multi-Manager 2030 Fund	32%
Strategic Advisers Multi-Manager 2035 Fund	57%
Strategic Advisers Multi-Manager 2040 Fund	64%
Strategic Advisers Multi-Manager 2045 Fund	61%
Strategic Advisers Multi-Manager 2050 Fund	40%
Strategic Advisers Multi-Manager 2055 Fund	59%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Boylston Street Trust and the Shareholders of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund:

We have audited the accompanying statements of assets and liabilities of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the Funds), each a fund of Fidelity Boylston Street Trust, including the schedules of investments, as of March 31, 2014, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund, Strategic Advisers Multi-Manager 2055 Fund as of March 31, 2014, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 21, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Strategic Advisers Multi-Manager Target Date Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Strategic Advisers Multi-Manager Target Date Fund's activities, review contractual arrangements with companies that provide services to each Strategic Advisers Multi-Manager Target Date Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Strategic Advisers Multi-Manager Target Date Fund's performance. If the interests of a Strategic Advisers Multi-Manager Target Date Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Strategic Advisers Multi-Manager Target Date Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 395 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals).

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2007 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2007 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2007 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Trustee or Vice President of other funds. He serves as President, Asset Management (2014-present) and is an employee of Fidelity Investments. Previously, Mr. Morrison served as President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2012 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Strategic Advisers Multi-Manager Income Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/05/2014	05/02/2014	$0.018	$0.032
Class N	05/05/2014	05/02/2014	$0.016	$0.032
Strategic Advisers Multi-Manager 2005 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.032	$0.098
Class N	05/12/2014	05/09/2014	$0.025	$0.098
Strategic Advisers Multi-Manager 2010 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.022	$0.082
Class N	05/12/2014	05/09/2014	$0.015	$0.082
Strategic Advisers Multi-Manager 2015 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.024	$0.099
Class N	05/12/2014	05/09/2014	$0.018	$0.099
Strategic Advisers Multi-Manager 2020 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.023	$0.093
Class N	05/12/2014	05/09/2014	$0.016	$0.093
Strategic Advisers Multi-Manager 2025 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.022	$0.178
Class N	05/12/2014	05/09/2014	$0.015	$0.178
Strategic Advisers Multi-Manager 2030 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.013	$0.212
Class N	05/12/2014	05/09/2014	$0.006	$0.212
Strategic Advisers Multi-Manager 2035 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.008	$0.193
Class N	05/12/2014	05/09/2014	$0.000	$0.193
Strategic Advisers Multi-Manager 2040 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.012	$0.188
Class N	05/12/2014	05/09/2014	$0.005	$0.188
Strategic Advisers Multi-Manager 2045 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.008	$0.184
Class N	05/12/2014	05/09/2014	$0.001	$0.184
Strategic Advisers Multi-Manager 2050 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.011	$0.207
Class N	05/12/2014	05/09/2014	$0.004	$0.207
Strategic Advisers Multi-Manager 2055 Fund	Pay Date	Record Date	Dividends	Capital Gains
Class L	05/12/2014	05/09/2014	$0.011	$0.199
Class N	05/12/2014	05/09/2014	$0.004	$0.199

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Strategic Advisers Multi-Manager Income Fund	$2,692
Strategic Advisers Multi-Manager 2005 Fund	$3,545
Strategic Advisers Multi-Manager 2010 Fund	$6,074
Strategic Advisers Multi-Manager 2015 Fund	$8,783
Strategic Advisers Multi-Manager 2020 Fund	$15,833
Strategic Advisers Multi-Manager 2025 Fund	$9,766
Strategic Advisers Multi-Manager 2030 Fund	$20,205
Strategic Advisers Multi-Manager 2035 Fund	$12,236
Strategic Advisers Multi-Manager 2040 Fund	$9,603
Strategic Advisers Multi-Manager 2045 Fund	$10,164
Strategic Advisers Multi-Manager 2050 Fund	$17,818
Strategic Advisers Multi-Manager 2055 Fund	$11,795

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Strategic Advisers® Multi-Manager Income Fund	18.29%
Strategic Advisers® Multi-Manager 2005 Fund	10.98%
Strategic Advisers® Multi-Manager 2010 Fund	8.28%
Strategic Advisers® Multi-Manager 2015 Fund	5.87%
Strategic Advisers® Multi-Manager 2020 Fund	4.00%
Strategic Advisers® Multi-Manager 2025 Fund	2.21%
Strategic Advisers® Multi-Manager 2030 Fund	0.75%
Strategic Advisers® Multi-Manager 2035 Fund	0.07%
Strategic Advisers® Multi-Manager 2040 Fund	0.03%
Strategic Advisers® Multi-Manager 2045 Fund	0.02%
Strategic Advisers® Multi-Manager 2050 Fund	0.02%
Strategic Advisers® Multi-Manager 2055 Fund	0.01%

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

December 2013
Strategic Advisers Multi-Manager Income Fund
Class L	13%
Class N	13%
Strategic Advisers Multi-Manager 2005 Fund
Class L	22%
Class N	22%
Strategic Advisers Multi-Manager 2010 Fund
Class L	25%
Class N	25%
Strategic Advisers Multi-Manager 2015 Fund
Class L	25%
Class N	25%
Strategic Advisers Multi-Manager 2020 Fund
Class L	28%
Class N	28%
Strategic Advisers Multi-Manager 2025 Fund
Class L	28%
Class N	28%
Strategic Advisers Multi-Manager 2030 Fund
Class L	32%
Class N	32%
Strategic Advisers Multi-Manager 2035 Fund
Class L	34%
Class N	34%
Strategic Advisers Multi-Manager 2040 Fund
Class L	35%
Class N	36%
Strategic Advisers Multi-Manager 2045 Fund
Class L	35%
Class N	36%
Strategic Advisers Multi-Manager 2050 Fund
Class L	36%
Class N	37%
Strategic Advisers Multi-Manager 2055 Fund
Class L	38%
Class N	38%

Annual Report

Distributions (Unaudited) - continued

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

December 2013
Strategic Advisers Multi-Manager Income Fund
Class L	21%
Class N	22%
Strategic Advisers Multi-Manager 2005 Fund
Class L	35%
Class N	36%
Strategic Advisers Multi-Manager 2010 Fund
Class L	40%
Class N	41%
Strategic Advisers Multi-Manager 2015 Fund
Class L	41%
Class N	42%
Strategic Advisers Multi-Manager 2020 Fund
Class L	45%
Class N	46%
Strategic Advisers Multi-Manager 2025 Fund
Class L	46%
Class N	46%
Strategic Advisers Multi-Manager 2030 Fund
Class L	54%
Class N	55%
Strategic Advisers Multi-Manager 2035 Fund
Class L	56%
Class N	57%
Strategic Advisers Multi-Manager 2040 Fund
Class L	59%
Class N	59%
Strategic Advisers Multi-Manager 2045 Fund
Class L	57%
Class N	57%
Strategic Advisers Multi-Manager 2050 Fund
Class L	59%
Class N	60%
Strategic Advisers Multi-Manager 2055 Fund
Class L	60%
Class N	61%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Administrator

Fidelity Management & Research Company

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OLF-L-OLF-N-ANN-0514
1.9584950.100

Item 2. Code of Ethics

As of the end of the period, March 31, 2014, Fidelity Boylston Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Multi-Manager Income Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2005 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2010 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2015 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2020 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2025 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2030 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2035 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2040 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2045 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2050 Fund	$19,000	$-	$4,700	$500
Strategic Advisers Multi-Manager 2055 Fund	$19,000	$-	$4,700	$500

March 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Advisers Multi-Manager Income Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2005 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2010 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2015 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2020 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2025 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2030 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2035 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2040 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2045 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2050 Fund	$12,000	$-	$4,500	$100
Strategic Advisers Multi-Manager 2055 Fund	$12,000	$-	$4,500	$100

A Amounts may reflect rounding.

B Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund commenced operations on December 20, 2012.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2014A	March 31, 2013A,B
Audit-Related Fees	$765,000	$910,000
Tax Fees	$-	$-
All Other Fees	$700,000	$1,270,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund's commencement operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2014 A	March 31, 2013 A,B
Deloitte Entities	$1,565,000	$2,330,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Strategic Advisers Multi-Manager Income Fund, Strategic Advisers Multi-Manager 2005 Fund, Strategic Advisers Multi-Manager 2010 Fund, Strategic Advisers Multi-Manager 2015 Fund, Strategic Advisers Multi-Manager 2020 Fund, Strategic Advisers Multi-Manager 2025 Fund, Strategic Advisers Multi-Manager 2030 Fund, Strategic Advisers Multi-Manager 2035 Fund, Strategic Advisers Multi-Manager 2040 Fund, Strategic Advisers Multi-Manager 2045 Fund, Strategic Advisers Multi-Manager 2050 Fund and Strategic Advisers Multi-Manager 2055 Fund's commencement operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2014